STATEMENT OF ADDITIONAL INFORMATION

                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
               (formerly, Security First Life Separate Account A)
                                       AND

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (formerly, Security First Life Insurance Company)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED OCTOBER 9, 2001 FOR THE VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED OCTOBER 9, 2001.

                                TABLE OF CONTENTS

                                                                     Page

COMPANY..........................................................     3

EXPERTS..........................................................     3

CUSTODIAN........................................................     3

LEGAL OPINIONS...................................................     4

DISTRIBUTION.....................................................     4

CALCULATION OF PERFORMANCE INFORMATION...........................     4
     Total Return................................................     4
     Performance Information.....................................     7
     Historical Unit Values......................................    23
     Reporting Agencies..........................................    23

FEDERAL TAX STATUS...............................................    24
     General.....................................................    24
     Diversification.............................................    25
     Multiple Contracts..........................................    26
     Partial 1035 Exchanges......................................    26
     Contracts Owned by Other than Natural Persons...............    27
     Tax Treatment of Assignments or Transfer of Ownership.......    27
     Gifting a Contract..........................................    27
     Death Benefits..............................................    27
     Income Tax Withholding......................................    28
     Tax Treatment of Withdrawals - Non-Qualified Contracts......    29
     Withdrawals - Investment Adviser Fees.......................    29
     Qualified Plans.............................................    30
     Tax Treatment of Withdrawals - Qualified Contracts..........    32
     Tax-Sheltered Annuities - Withdrawal Limitations............    33
     Required Distributions......................................    34

ANNUITY PROVISIONS...............................................    34
     Variable Annuity............................................    34
     Annuity Unit Value..........................................    35
     Net Investment Factor.......................................    36
     Transfers During the Annuity Phase..........................    36
     Fixed Annuity...............................................    37
     Mortality and Expense Guarantee.............................    37

FINANCIAL STATEMENTS.............................................    37

                                     COMPANY

MetLife Investors USA

MetLife Investors USA Insurance Company ("MetLife Investors USA" or the "Company") is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states we will continue to use Security First Life Insurance Company until our new name is approved.

                                     EXPERTS

The financial statements of the Company as of December 31, 2000 and 1999 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 N. Stetson, Chicago, Illinois 60601.

                                    CUSTODIAN

MetLife Investors USA, 11365 West Olympic Boulevard, Los Angeles, California 90064 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P. C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company, an affiliate of the Company, acts as the distributor of the contracts. The offering is on a continuous basis.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable account fee to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                           n
                 P (1 + T)   = ERV

Where:



     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the separate account product charges (including death benefit rider charges) as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the separate account product charges (including death benefit rider charges), the account fee, Living Benefit rider charge, and the portfolio expenses. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2001 may be different than the numbers shown below.


PART 1 - SEPARATE ACCOUNT PERFORMANCE

There are 6 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Principal Protection death benefit with no additional riders.
Chart 2 is for contracts with the Annual Step-Up death benefit.
Chart 3 is for contracts with the Compounded-Plus death benefit.
Chart 4 is for contracts with the Principal Protection death benefit and the
        Earnings Preservation benefit.
Chart 5 is for contracts with the Annual Step-Up death benefit and the
        Earnings Preservation benefit.
Chart 6 is for contracts with the Compounded-Plus death benefit and the Earnings Preservation benefit.


         o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.
         o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and fees and expenses of each portfolio.

Total Return for the periods ended June 30, 2001:

CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception

------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 3/21/01                 -0.96%        5.10%       -0.91%          -0.52%      5.56%    -0.72%

   Lord Abbett Growth                 2/9/01                  9.64%       12.26%       -2.12%          10.13%     12.73%    -1.90%
      and Income (1)(2)(3)

   Janus Aggressive Growth           3/21/01                   N/A           N/A        2.37%           N/A          N/A     2.56%

   MFS Research International        3/21/01                   N/A           N/A        3.07%           N/A          N/A     3.26%

   MFS Mid Cap Growth                3/21/01                   N/A           N/A       16.36%           N/A          N/A    16.56%

   Oppenheimer Capital
     Appreciation                    3/21/01                   N/A           N/A        8.36%           N/A          N/A     8.56%

   PIMCO Innovation                  3/21/01                   N/A           N/A        4.06%           N/A          N/A     4.25%

   PIMCO Total Return                3/21/01                   N/A           N/A       -1.32%           N/A          N/A    -1.14%

   PIMCO Money Market                3/21/01                   N/A           N/A        0.42%           N/A          N/A     0.61%

   Met/Putnam Research               3/21/01                   N/A           N/A        9.70%           N/A          N/A     9.90%
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                  3/21/01                  -7.33%       13.67%        6.55%          -6.91%       14.14%   6.74%

   Harris Oakmark Mid Cap
    (Class B)(5)                   3/21/01                  43.07%        8.68%        13.19%         43.67%        9.15%  13.39%
------------------------------------------------------------------------------------------------------------------------------------

CHART 2

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception

------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 3/21/01                 -1.02%        5.00%      -0.93%            -0.57%     5.45%     -0.75%

   Lord Abbett Growth                 2/9/01                  9.56%       12.15%      -2.16%            10.04%    12.61%     -1.95%
      and Income (1)(2)(3)

   Janus Aggressive Growth           3/21/01                  N/A           N/A        2.34%             N/A          N/A     2.53%

   MFS Research International        3/21/01                  N/A           N/A        3.04%             N/A          N/A     3.23%

   MFS Mid Cap Growth                3/21/01                  N/A           N/A       16.32%             N/A          N/A    16.53%

   Oppenheimer Capital
     Appreciation                    3/21/01                  N/A           N/A        8.33%             N/A          N/A     8.53%

   PIMCO Innovation                  3/21/01                  N/A           N/A        4.03%             N/A          N/A     4.23%

   PIMCO Total Return                3/21/01                  N/A           N/A       -1.35%             N/A          N/A    -1.16%

   PIMCO Money Market                3/21/01                  N/A           N/A        0.38%             N/A          N/A     0.57%

   Met/Putnam Research               3/21/01                  N/A           N/A        9.67%             N/A          N/A     9.87%
------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                    3/21/01                 -7.42%       13.56%       6.52%           -7.00%       14.03%    6.71%

   Harris Oakmark Mid Cap
     (Class B)(5)                    3/21/01                 42.93%        8.57%      13.16%           43.53%        9.04%   13.36%
------------------------------------------------------------------------------------------------------------------------------------


CHART 3

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception

----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 3/21/01                  -1.21%       4.84%      -0.97%            -0.76%     5.29%     -0.79%

   Lord Abbett Growth                 2/9/01                   9.37%      11.98%      -2.21%             9.86%    12.45%     -2.00%
      and Income (1)(2)(3)

   Janus Aggressive Growth           3/21/01                    N/A         N/A        2.30%              N/A         N/A     2.49%

   MFS Research International        3/21/01                    N/A         N/A        3.00%              N/A         N/A     3.19%

   MFS Mid Cap Growth                3/21/01                    N/A         N/A       16.28%              N/A         N/A    16.48%

   Oppenheimer Capital
     Appreciation                    3/21/01                    N/A         N/A        8.30%              N/A         N/A     8.49%

   PIMCO Innovation                  3/21/01                    N/A         N/A        3.99%              N/A         N/A     4.18%

   PIMCO Total Return                3/21/01                    N/A         N/A       -1.39%              N/A         N/A    -1.20%

   PIMCO Money Market                3/21/01                    N/A         N/A        0.35%              N/A         N/A     0.54%

   Met/Putnam Research               3/21/01                    N/A         N/A        9.63%              N/A         N/A     9.82%
- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                    3/21/01                   -7.56%     13.39%       6.48%            -7.14%       13.8%    6.67%

   Harris Oakmark Mid Cap
     (Class B)(5)                    3/21/01                   42.71%      8.41%      13.11%            43.31%       8.87%   13.31%
-----------------------------------------------------------------------------------------------------------------------------


CHART 4

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 3/21/01                 -1.21%        4.84%      -0.97%           -0.76%      5.29%     -0.79%

   Lord Abbett Growth                 2/9/01                  9.37%       11.98%      -2.21%            9.86%     12.45%     -2.00%
       and Income (1)(2)(3)

   Janus Aggressive Growth           3/21/01                   N/A           N/A       2.30%             N/A         N/A      2.49%

   MFS Research International        3/21/01                   N/A           N/A       3.00%             N/A         N/A      3.19%

   MFS Mid Cap Growth                3/21/01                   N/A           N/A      16.28%             N/A         N/A     16.48%

   Oppenheimer Capital
     Appreciation                    3/21/01                   N/A           N/A       8.30%             N/A         N/A      8.49%

   PIMCO Innovation                  3/21/01                   N/A           N/A       3.99%             N/A         N/A      4.18%

   PIMCO Total Return                3/21/01                   N/A           N/A      -1.39%             N/A         N/A     -1.20%

   PIMCO Money Market                3/21/01                   N/A           N/A       0.35%             N/A         N/A      0.54%

   Met/Putnam Research               3/21/01                   N/A           N/A       9.63%             N/A         N/A      9.82%
- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                    3/21/01                   -7.56%     13.39%       6.48%            -7.14%       13.8%    6.67%

   Harris Oakmark Mid Cap
     (Class B)(5)                    3/21/01                   42.71%      8.41%      13.11%            43.31%       8.87%   13.31%

----------------------------------------------------------------------------------------------------------------------------------

CHART 5

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 3/21/01                 -1.27%        4.73%       -1.00%          -0.82%      5.18%     -0.81%

   Lord Abbett Growth                 2/9/01                  9.28%       11.86%       -2.26%           9.77%     12.33%     -2.04%
       and Income (1)(2)(3)

   Janus Aggressive Growth           3/21/01                   N/A           N/A        2.27%             N/A        N/A      2.46%

   MFS Research International        3/21/01                   N/A           N/A        2.97%             N/A        N/A      3.16%

   MFS Mid Cap Growth                3/21/01                   N/A           N/A       16.24%             N/A        N/A     16.45%

   Oppenheimer Capital
     Appreciation                    3/21/01                   N/A           N/A        8.26%             N/A        N/A      8.45%

   PIMCO Innovation                  3/21/01                   N/A           N/A        3.96%             N/A        N/A      4.16%

   PIMCO Total Return                3/21/01                   N/A           N/A       -1.42%             N/A        N/A     -1.23%

   Met/Putnam Research               3/21/01                   N/A           N/A        9.60%             N/A        N/A      9.79%
- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                    3/21/01                  -7.66%      13.28%        6.45%           -7.23%      13.74%    6.64%

   Harris Oakmark Mid Cap
     (Class B)(5)                    3/21/01                  42.57%       8.30%       13.08%           43.17%       8.77%   13.28%

CHART 6

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 3/21/01                 -1.46%        4.58%      -1.04%           -1.01%      5.03%    -0.85%

   Lord Abbett Growth                 2/9/01                  9.10%       11.70%      -2.31%            9.58%     12.17%    -2.09%
      and Income (1)(2)(3)

   Janus Aggressive Growth           3/21/01                   N/A          N/A        2.23%             N/A        N/A      2.42%

   MFS Research International        3/21/01                   N/A          N/A        2.93%             N/A        N/A      3.12%

   MFS Mid Cap Growth                3/21/01                   N/A          N/A       16.20%             N/A        N/A     16.40%

   Oppenheimer Capital
     Appreciation                    3/21/01                   N/A          N/A        8.21%             N/A        N/A      8.41%

   PIMCO Innovation                  3/21/01                   N/A          N/A        3.92%             N/A        N/A      4.11%

   PIMCO Total Return                3/21/01                   N/A          N/A       -1.46%             N/A        N/A     -1.27%

   PIMCO Money Market                3/21/01                   N/A          N/A        0.29%             N/A        N/A      0.47%

   Met/Putnam Research               3/21/01                   N/A          N/A        9.55%             N/A        N/A      9.75%
------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                   3/21/01                  -7.79%      13.11%       6.40%            -7.37%     13.57%    6.60%

   Harris Oakmark Mid Cap
     (Class B)(5)                   3/21/01                  42.36%       8.13%      13.03%            42.96%      8.60%   13.23%
------------------------------------------------------------------------------------------------------------------------------------



(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.


- ------------------------------------------------------------------------------

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have no meaningful performance history. However, certain portfolios have been in existence for some time and have an investment history. In order to show how the historical performance of certain portfolios affects the contract's accumulation unit values, the following performance information was developed.


The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 6 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Principal Protection death benefit with no additional riders.
Chart 2 is for contracts with the Annual Step-Up death benefit.
Chart 3 is for contracts with the Compounded-Plus death benefit.
Chart 4 is for contracts with the Principal Protection death benefit and the
        Earnings Preservation benefit.
Chart 5 is for contracts with the Annual Step-Up death benefit and the
        Earnings Preservation benefit.
Chart 6 is for contracts with the Compounded-Plus death benefit and the Earnings Preservation benefit.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), withdrawal charges, and the fees and expenses of each portfolio.

Total Return for the periods ended June 30, 2001:




CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges,
                                                   Column A                  portfolio expenses)        withdrawal charges and
                                                                                                         portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (1) (2)

Lord Abbett Growth and
  Income (3)                12/11/89      12.06%    14.70%    15.48%     9.64%    12.26%   13.05%     10.13%    12.73%    12.64%

Lord Abbett Bond Debenture   5/01/96       1.24%     7.41%     7.57%    -0.96%     5.10%    5.28%     -0.52%     5.56%     5.74%

- ---------------------------------------------------------------------------------------------------------------------------------


Metropolitan Series Fund, Inc.

MetLife Stock Index          5/9/01       -15.08%    14.05%    14.60%   -18.08%    11.38%   12.13%    -17.98%    11.44%    12.19%

- ----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value (4)    10/31/94       -5.11%     16.34%    18.42%    -7.33%    13.67%   15.72%      6.91%    14.14%    16.19%

Harris Oakmark Mid-Cap
  Value (5)                04/30/93       46.60%     11.35%    13.59%    43.07%     8.68%   10.87%     43.67%     9.15%    11.33%


CHART 2

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges,
                                                   Column A                  portfolio expenses)        withdrawal charges and
                                                                                                         portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (1) (2)

Lord Abbett Growth and
  Income (3)                12/11/89      12.06%     14.70%    15.48%      9.56%    12.15%    12.92%     10.04%   12.61%    13.38%


Lord Abbett Bond Debenture   05/1/96       1.24%      7.41%     7.57%     -1.02%     5.00%     5.17%     -0.57%    5.45%     5.63%

- ----------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.

MetLife Stock Index           5/1/90     -15.08%   14.05%     14.65%    -18.16%    11.27%    12.02%    -18.06%   11.33%    12.08%

------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value (4)     10/31/94     -5.11%    16.34%     18.42%     -7.42%    13.56%    15.60%     -7.00%   14.03%    16.07%

Harris Oakmark Mid-Cap
  Value (5)                 04/30/93     46.60%    11.35%     13.59%     42.93%     8.57%    10.76%     43.53%    9.04%    11.22%



CHART 3


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges,
                                                   Column A                  portfolio expenses)        withdrawal charges and
                                                                                                         portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (1) (2)

Lord Abbett Growth and
  Income (3)                12/11/89     12.06%    14.70%      15.48%     9.37%    11.98%    12.76%       9.86%   12.45%    13.22%

Lord Abbett Bond Debenture   05/1/96      1.24%     7.41%       7.57%    -1.21%     4.84%     5.01%      -0.76%    5.29%     5.47%


------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

MetLife Stock Index           5/1/90    -15.08%    14.05%      14.65%   -18.28%    11.10%    11.85%     -18.18%   11.16%    11.91%

- ----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value (4)     10/31/94     -5.11%    16.34%      18.42%    -7.56%    13.39%    15.43%      -7.14%   13.85%    15.90%

Harris Oakmark Mid-Cap
  Value (5)                 04/30/93     46.60%    11.35%      13.59%    42.71%     8.41%    10.59%      43.31%    8.87%    11.05%


CHART 4


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges,
                                                   Column A                  portfolio expenses)        withdrawal charges and
                                                                                                         portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (1) (2)

Lord Abbett Growth and
  Income (3)                12/11/89    12.06%     14.70%    15.48%       9.37%    11.98%    12.76%     9.86%   12.45%     13.22%

Lord Abbett Bond Debenture   05/1/96     1.24%      7.41%     7.57%      -1.21%     4.84%     5.01%    -0.76%    5.29%      5.47%


------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

MetLife Stock Index           5/1/90   -15.08%     14.05%    14.65%     -18.28%    11.10%    11.85%   -18.18%   11.16%     11.91%

- ----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value (4)     10/31/94    -5.11%     16.34%    18.42%      -7.56%    13.39%    15.43%    -7.14%   13.85%     15.90%

Harris Oakmark Mid-Cap
  Value (5)                 04/30/93    46.60%     11.35%    13.59%      42.71%     8.41%    10.59%    43.31%    8.87%     11.05%


CHART 5


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance


                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges,
                                                   Column A                  portfolio expenses)        withdrawal charges and
                                                                                                         portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (1) (2)

Lord Abbett Growth and
  Income (3)               12/11/89        12.06%    14.70%     15.48%      9.28%    11.86%    12.64%     9.77%    12.33%    13.10%

Lord Abbett Bond Debenture  05/1/96         1.24%     7.41%      7.57%     -1.27%     4.73%     4.91%    -0.82%     5.18%     5.37%

- ----------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.

MetLife Stock Index          5/1/90       -15.08%    14.05%    14.65%    -18.37%    10.99%    11.74%   -18.27%    11.05%    11.80%

------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value (4)    10/31/94        -5.11%    16.34%    18.42%     -7.66%    13.28%    15.31%    -7.23%    13.74%    15.78%

Harris Oakmark Mid-Cap
  Value (5)                04/30/93        46.60%    11.35%    13.59%     42.57%     8.30%    10.48%    43.17%     8.77%    10.94%



CHART 6


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges,
                                                   Column A                  portfolio expenses)        withdrawal charges and
                                                                                                         portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (1) (2)

Lord Abbett Growth and
  Income (3)                12/11/89     12.06%    14.70%     15.48%      9.10%     11.70%   12.48%     9.58%    12.17%    12.93%


Lord Abbett Bond Debenture   05/1/96      1.24%     7.41%      7.57%     -1.46%     4.58%    4.75%     -1.01%     5.03%     5.21%

Janus Aggressive Growth
- ----------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.

MetLife Stock Index           5/1/90    -15.08%    14.05%     14.65%    -18.49%     10.82%   11.57%   -18.39%    10.89%    11.63%

------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value (4)     10/31/94     -5.11%    16.34%     18.42%     -7.79%     13.11%   15.14%    -7.37%    13.57%    15.61%

Harris Oakmark Mid-Cap
  Value (5)                 04/30/93     46.60%    11.35%     13.59%     42.36%      8.13%   10.31%    42.96%     8.60%    10.78%

--------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 assets of the Portfolio were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets of this Portfolio since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.


Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non- natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such cases, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If the death benefit riders are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits". The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or a part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that certain eligible individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55;
(e)distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.



                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected. The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and pro-rata Living Benefit rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first annuity payment is determined as follows:

The dollar amount of the first variable annuity payment is determined as follows. The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of Contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this Contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro-rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

Annuity Unit

The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

Net Investment Factor

The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is               (i)     the net asset value per share of the portfolio at the
                           end of the current business day; plus
                  (ii)     any dividend or capital gains per share declared on
                           behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is              (i)      the separate account product charges and for
                           each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus
                  (ii)     a charge factor, if any,  for any  taxes or any tax
                           reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase

o    You may not  make a  transfer  from the  general  account  to the  Separate
     Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the general account. The amount transferred to the general account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the general account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets:
   Investments:
     Met Investors Series Trust (Met Investors):
       Lord Abbett Growth and Income Portfolio          14,525,741 shares at a net asset value of   $25.48 per share  $ 370,115,891
       Lord Abbett Growth and Income Portfolio B           141,271 shares at a net asset value of   $25.47 per share      3,598,177
       Lord Abbett Bond Debenture Portfolio B              108,057 shares at a net asset value of   $11.04 per share      1,192,948
       Quality Bond Portfolio                            2,455,928 shares at a net asset value of   $11.02 per share     27,064,326
       Blackrock Equity                                  6,980,747 shares at a net asset value of    $5.76 per share     40,209,101
       Blackrock Government Inc.                         5,706,268 shares at a net asset value of    $5.26 per share     30,014,972
       Putnam Research B                                   127,848 shares at a net asset value of    $9.00 per share      1,150,629
       Oppenheimer Capital Appreciation B                  294,083 shares at a net asset value of    $9.35 per share      2,749,673
       PIMCO Money Market B                              2,064,132 shares at a net asset value of    $1.00 per share      2,064,132
       Janus Aggressive Growth B                           224,936 shares at a net asset value of    $8.30 per share      1,866,972
       PIMCO Total Return Bond B                           246,983 shares at a net asset value of   $10.11 per share      2,496,996
       PIMCO Innovation B                                  130,104 shares at a net asset value of    $7.59 per share        987,492
       MFS Mid Cap Growth B                                154,426 shares at a net asset value of    $9.50 per share      1,467,044
       MFS Research International B                        150,340 shares at a net asset value of    $9.15 per share      1,375,607
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                                  93,331 shares at a net asset value of   $25.68 per share      2,396,738
       AIM V.I. Capital Appreciation Fund                   41,183 shares at a net asset value of   $25.99 per share      1,070,342
       AIM V.I. International Equity Fund                   46,488 shares at a net asset value of   $17.22 per share        800,526
       AIM V.I. Balanced Fund                              136,021 shares at a net asset value of   $11.61 per share      1,579,201
     MFS Variable Insurance Trust (MFS):
       MFS Research Series                                  34,852 shares at a net asset value of   $15.83 per share        551,714
       MFS Investors Trust Series                           11,659 shares at a net asset value of   $18.28 per share        213,135
       MFS New Discovery Series                             39,010 shares at a net asset value of   $15.83 per share        617,527
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Main Street Growth & Income Fund        125,570 shares at a net asset value of   $19.88 per share      2,496,328
       Oppenheimer Bond Fund                                34,288 shares at a net asset value of   $10.96 per share        375,795
       Oppenheimer Money Fund                              795,792 shares at a net asset value of    $1.00 per share        795,792
       Oppenheimer Main Street Small Capital Growth Fund    14,059 shares at a net asset value of   $10.94 per share        153,805
       Oppenheimer Strategic Bond Fund                      62,411 shares at a net asset value of    $4.46 per share        278,355
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
       VIP II Asset Manager                             13,917,845 shares at a net asset value of   $14.59 per share    203,061,358
       VIP Growth Portfolio                             10,480,957 shares at a net asset value of   $36.88 per share    386,537,679
       VIP II Contrafund Portfolio                      10,698,974 shares at a net asset value of   $20.66 per share    221,040,803
       VIP Overseas                                      1,158,035 shares at a net asset value of   $15.59 per share     18,053,765
       VIP Equity-Income Portfolio                       1,543,991 shares at a net asset value of   $23.72 per share     36,623,477
       VIP II Index 500                                  2,092,353 shares at a net asset value of  $138.20 per share    289,163,123
       VIP Money Market                                 36,208,921 shares at a net asset value of    $1.00 per share     36,208,921
     Scudder Variable Life Investment Fund (Scudder):
       International Portfolio                           1,988,466 shares at a net asset value of    $9.48 per share     18,850,655
     Metropolitan Life Series (MetLife):
       Janus Mid Cap                                        68,577 shares at a net asset value of   $17.85 per share      1,224,102
       Russell 2000 Index                                   27,463 shares at a net asset value of   $10.92 per share        299,900
       Putnam International Stock Fund                      29,786 shares at a net asset value of   $10.24 per share        305,010
       Putnam Large Cap Growth Fund                         82,867 shares at a net asset value of    $5.79 per share        479,800
       Loomis Sayles High Yield Bond                         8,981 shares at a net asset value of    $7.89 per share         70,862
     Van Kampen:
       Emerging Growth Fund                                 27,994 shares at a net asset value of   $32.45 per share        908,414



METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets, continued:
   Investments, continued:
       Enterprise Portfolio                                 15,229 shares at a net asset value of   $15.66 per share        238,489
       Strategic Stock Fund                                 20,511 shares at a net asset value of   $11.89 per share        243,881
     Federated
       Equity Income Fund II                                39,306 shares at a net asset value of   $12.96 per share        509,402
       High Income Bond Fund                                45,604 shares at a net asset value of    $7.71 per share        351,609
       American Leaders II                                  58,023 shares at a net asset value of   $20.19 per share      1,171,492
       Growth Strategic Fund II                             13,282 shares at a net asset value of   $19.31 per share        256,478
     Neuberger Berman
       Genesis                                             101,188 shares at a net asset value of   $29.25 per share      2,959,751
       Partners                                             95,876 shares at a net asset value of   $16.76 per share      1,606,880
     The Alger American Fund (Alger):
       Small Capitalization                              3,278,713 shares at a net asset value of   $18.53 per share     60,754,554
     T. Rowe
       Growth                                            3,600,581 shares at a net asset value of   $25.18 per share     90,662,639
       International                                       932,010 shares at a net asset value of   $12.15 per share     11,323,917
       Prime Reserve                                     1,620,211 shares at a net asset value of    $1.00 per share      1,620,211
     Janus
       Aspen Worldwide Growth                              295,945 shares at a net asset value of   $31.92 per share      9,446,553
     New England Zenith Fund (Zenith):
       Davis Venture Value E                               129,860 shares at a net asset value of   $24.39 per share      3,167,286
       Harris Oakmark Mid Cap Value B                        9,280 shares at a net asset value of  $173.78 per share      1,612,694

                                                                                                                     ---------------
         Total assets                                                                                                $ 1,896,436,923
                                                                                                                     ===============

Sub-account liabilities: Due to/(from) General Account, net

   Met Investors Lord Abbett Growth and Income Portfolio                                                                  $ 418,287
   Met Investors Lord Abbett Growth and Income Portfolio B                                                                      (38)
   Met Investors Lord Abbett Bond Debenture Portfolio B                                                                         (10)
   Met Investors Quality Bond Portfolio                                                                                      32,202
   Met InvestorsBlackrock Equity                                                                                             53,488
   Met Investors Blackrock Government Inc.                                                                                   39,658
   Met Investors Putnam Research B                                                                                              (11)
   Met Investors Oppenheimer Capital Appreciation B                                                                             (32)
   Met Investors PIMCO Money Market B                                                                                           (13)
   Met Investors Janus Aggressive Growth B                                                                                      (45)
   Met Investors PIMCO Total Return Bond B                                                                                       (8)
   Met Investors PIMCO Innovation B                                                                                         127,171
   Met Investors MFS Mid Cap Growth B                                                                                           (35)
   Met Investors MFS Research International B                                                                                   (22)
   AIM V.I. Value Fund                                                                                                        2,813
   AIM V.I. Capital Appreciation Fund                                                                                         1,537
   AIM V.I. International Equity Fund                                                                                         1,126
   AIM V.I. Balanced Fund                                                                                                     2,652
   MFS Research Series                                                                                                          789
   MFS Investors Trust Series                                                                                                   229
   MFS New Discovery Series                                                                                                     759
   Oppenheimer Main Street Growth & Income Fund                                                                               2,753
   Oppenheimer Bond Fund                                                                                                        768




METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account liabilities: Due to/(from) general account, net, continued
   Oppenheimer Money Fund                                                                                                   $ 2,190
   Oppenheimer Small Capital Growth Fund                                                                                        455
   Oppenheimer Strategic Bond Fund                                                                                              376
   Fidelity VIP II Asset Manager                                                                                            303,533
   Fidelity VIP Growth Portfolio                                                                                            457,669
   Fidelity VIP II Contrafund Portfolio                                                                                     281,987
   Fidelity VIP Overseas                                                                                                     23,398
   Fidelity VIP Equity-Income Portfolio                                                                                      52,885
   Fidelity VIP II Index 500                                                                                                344,676
   Fidelity VIP Money Market                                                                                                 56,432
   Scudder International Portfolio                                                                                           27,510
   MetLife Janus Mid Cap                                                                                                      9,976
   MetLife Russell 2000 Index                                                                                                 2,498
   MetLife Putnam International Stock Fund                                                                                    2,706
   MetLife Putnam Large Cap Growth Fund                                                                                         798
   MetLife Loomis Sayles High Yield Bond                                                                                        356
   VKM Emerging Growth Fund                                                                                                   1,180
   VKM Enterprise Portfolio                                                                                                     304
   VKM Strategic Stock Fund                                                                                                     260
   Federated Equity Income Fund II                                                                                              762
   Federated High Income Bond Fund                                                                                              745
   Federated American Leaders II                                                                                              1,962
   Federated Growth Strategic Fund II                                                                                           513
   Neuberger Berman Genesis                                                                                                     924
   Neuberger Berman Partners                                                                                                  1,099
   Alger Small Capitalization                                                                                                77,135
   T. Rowe Growth                                                                                                            68,629
   T. Rowe International                                                                                                      7,925
   T. Rowe Prime Reserve                                                                                                      1,229
   Janus Aspen Worldwide Growth                                                                                               7,585
   New England Zenith Davis Venture Value E                                                                                      26
   New England Zenith Harris Oakmark Mid Cap Value B                                                                              8

                                                                                                                     ---------------
         Total liabilities                                                                                              $ 2,421,749



Sub-account net assets:
   Met Investors Lord Abbett Growth and Income                                                                        $ 369,697,604
   Met Investors Lord Abbett Growth and Income B                                                                          3,598,215
   Met Investors Lord Abbett Bond Debenture B                                                                             1,192,958
   Met Investors Quality Bond Portfolio                                                                                  27,032,124
   Met InvestorsBlackrock Equity                                                                                         40,155,613
   Met Investors Blackrock Government Inc.                                                                               29,975,314
   Met Investors Putnam Research B                                                                                        1,150,640
   Met Investors Oppenheimer Capital Appreciation B                                                                       2,749,705



METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
June 30, 2001
Unaudited


sub-account net assets, continued:
   Met Investors PIMCO Money Market B                                                                                   $ 2,064,145
   Met Investors Janus Aggressive Growth B                                                                                1,867,017
   Met Investors PIMCO Total Return Bond B                                                                                2,497,004
   Met Investors PIMCO Innovation B                                                                                         860,321
   Met Investors MFS Mid Cap Growth B                                                                                     1,467,079
   Met Investors MFS Research International B                                                                             1,375,629
   AIM V.I. Value Fund                                                                                                    2,393,925
   AIM V.I. Capital Appreciation Fund                                                                                     1,068,805
   AIM V.I. International Equity Fund                                                                                       799,400
   AIM V.I. Balanced Fund                                                                                                 1,576,549
   MFS Research Series                                                                                                      550,925
   MFS Investors Trust Series                                                                                               212,906
   MFS New Discovery Series                                                                                                 616,768
   Oppenheimer Main Street Growth & Income Fund                                                                           2,493,575
   Oppenheimer Bond Fund                                                                                                    375,027
   Oppenheimer MoneyFund                                                                                                    793,602
   Oppenheimer Small Capital Growth Fund                                                                                    153,350
   Oppenheimer Strategic Bond Fund                                                                                          277,979
   Fidelity VIP II Asset Manager                                                                                        202,757,825
   Fidelity VIP Growth Portfolio                                                                                        386,080,010
   Fidelity VIP II Contrafund Portfolio                                                                                 220,758,816
   Fidelity VIP Overseas                                                                                                 18,030,367
   Fidelity VIP Equity-Income Portfolio                                                                                  36,570,592
   Fidelity VIP II Index 500                                                                                            288,818,447
   Fidelity VIP Money Market                                                                                             36,152,489
   Scudder International Portfolio                                                                                       18,823,145
   MetLife Janus Mid Cap                                                                                                  1,214,126
   MetLife Russell 2000 Index                                                                                               297,402
   MetLife Putnam International Stock Fund                                                                                  302,304
   MetLife Putnam Large Cap Growth Fund                                                                                     479,002
   MetLife Loomis Sayles High Yield Bond                                                                                     70,506
   VKM Emerging Growth Fund                                                                                                 907,234
   VKM Enterprise Portfolio                                                                                                 238,185
   VKM Strategic Stock Fund                                                                                                 243,621
   Federated Equity Income Fund II                                                                                          508,640
   Federated High Income Bond Fund                                                                                          350,864
   Federated American Leaders II                                                                                          1,169,530
   Federated Growth Strategic Fund II                                                                                       255,965
   Neuberger Berman Genesis                                                                                               2,958,827
   Neuberger Berman Partners                                                                                              1,605,781
   Alger Small Capitalization                                                                                            60,677,419
   T. Rowe Growth                                                                                                        90,594,010
   T. Rowe International                                                                                                 11,315,992
   T. Rowe Prime Reserve                                                                                                  1,618,982
   Janus Aspen Worldwide Growth                                                                                           9,438,968



METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
June 30, 2001
Unaudited


sub-account net assets, continued:
   New England Zenith Davis Venture Value E                                                                             $ 3,167,260
   New England Zenith Harris Oakmark Mid Cap Value B                                                                      1,612,686

                                                                                                                     ---------------
         Total Net Assets                                                                                            $ 1,894,015,174
                                                                                                                     ===============



















See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                  Met Investors
                                         ------------------------------------------------------------------------------------------
                                          Lord Abbett   Lord Abbett
                                            Growth        Growth                                            Blackrock
                                              and           and         Bond      Quality     Blackrock       U.S.        Putnam
                                            Income       Income B    Debenture B   Bond        Equity      Government   Research B
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------


Income:
   Dividends                           $   17,464,473       29,006       90,040  3,184,613     5,769,317    2,644,507            -
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk               1,806,674        3,743        1,287    154,756       508,934      192,364        1,162
   Administrative fee                          66,842          670          229      4,371         7,001        5,181          205
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------
       Total expenses                       1,873,516        4,413        1,516    159,127       515,935      197,545        1,367
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------

       Net investment income (expense)     15,590,957       24,593       88,524  3,025,486     5,253,382    2,446,962       (1,367)
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                17,381,727            -           20   (484,091)     (489,455)     355,569           95
   Realized gain distributions                      -            -            -          -       490,599        7,888            -
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------
       Net realized gain (loss)            17,381,727            -           20   (484,091)        1,144      363,457           95
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------

Change in unrealized appreciation         (18,446,279)     (89,938)    (111,062)    93,380    (5,203,688)     708,099      (16,645)
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $   14,526,405      (65,345)     (22,518) 2,634,775        50,838    3,518,518      (17,917)
                                         -------------  -----------  ----------- ----------  ------------  -----------  -----------

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                               Met Investors
                                       --------------------------------------------------------------------------------------------

                                        Oppenheimer      PIMCO       Janus      PIMCO                       MFS           MFS
                                          Capital        Money    Aggressive  Total Return    PIMCO       Mid Cap       Research
                                       Appreciation B   Market B    Growth B    Bond B     Innovation B  Growth B    International B
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------


Income:
   Dividends                         $             -      6,131            -           -             -           -               -
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------

Expenses:
   Mortality and expense risk                  3,047      2,462        2,246       2,380         1,083       1,481           1,392
   Administrative fee                            532        423          389         461           182         260             245
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------
       Total expenses                          3,579      2,885        2,635       2,841         1,265       1,741           1,637
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------

       Net investment income (expense)        (3,579)     3,246       (2,635)     (2,841)       (1,265)     (1,741)         (1,637)
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      547         (1)        (210)        (21)       (3,381)      1,568              76
   Realized gain distributions                     -          -            -           -        60,097           -               -
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------
       Net realized gain (loss)                  547         (1)        (210)        (21)       56,716       1,568              76
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------

Change in unrealized appreciation            (61,057)        (8)     (82,523)     (1,539)      (19,661)    (30,738)        (29,905)
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------

       Net increase (decrease) in net
         assets from operations      $       (64,089)     3,237      (85,368)     (4,401)       35,790     (30,911)        (31,466)
                                       --------------  ---------  ----------- -----------  ------------  ----------  --------------

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                AIM                                           MFS
                                        ----------------------------------------------------  -------------------------------------


                                                      Capital      International                            Investors       New
                                          Value     Appreciation      Equity       Balanced    Research       Trust      Discovery
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------


Income:
   Dividends                          $        -               -              -           -       61,504        5,040       17,532
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk             14,255           6,411          5,296       8,830        3,237        1,031        3,588
   Administrative fee                        275             123             92         266           64           24           62
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------
       Total expenses                     14,530           6,534          5,388       9,096        3,301        1,055        3,650
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------

       Net investment income (expense)   (14,530)         (6,534)        (5,388)     (9,096)      58,203        3,985       13,882
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                              (15,767)        (19,828)       (22,756)     (5,657)     (11,194)        (534)     (16,086)
   Realized gain distributions                 -               -              -           -            -            -            -
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------
       Net realized gain (loss)          (15,767)        (19,828)       (22,756)     (5,657)     (11,194)        (534)     (16,086)
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------

Change in unrealized appreciation       (175,893)       (198,109)      (127,007)   (112,266)    (174,972)     (28,607)     (29,090)
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $ (206,190)       (224,471)      (155,151)   (127,019)    (127,963)     (25,156)     (31,294)
                                        ---------  -------------- --------------  ----------  -----------  -----------  -----------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                  Oppenheimer                                      Fidelity
                                        ---------------------------------------------------------------  ---------------------------
                                           Main
                                          Street                                Small
                                          Growth                  Strategic    Capital                      Asset
                                         & Income       Bond        Bond        Growth        Money        Manager         Growth
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------


Income:
   Dividends                          $     11,773      26,671      15,896             -        22,163     11,577,285    27,750,013
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------

Expenses:
   Mortality and expense risk               14,116       2,277       1,466           771         6,001      1,287,031     2,427,345
   Administrative fee                          260          36          25            25           140         39,224        70,006
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------
       Total expenses                       14,376       2,313       1,491           796         6,141      1,326,255     2,497,351
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------

       Net investment income (expense)      (2,603)     24,358      14,405          (796)       16,022     10,251,030    25,252,662
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  6,575      19,601       1,932          (759)       42,495       (718,153)     (472,533)
   Realized gain distributions                   -           -           -             -             -              -             -
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------
       Net realized gain (loss)              6,575      19,601       1,932          (759)       42,495       (718,153)     (472,533)
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------

Change in unrealized appreciation         (176,054)     (9,241)    (15,779)       (5,418)            -    (18,739,309)  (68,954,980)
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------

       Net increase (decrease) in net
         assets from operations       $   (172,082)     34,718         558        (6,973)       58,517     (9,206,432)  (44,174,851)
                                        -----------  ----------  ----------  ------------  ------------  -------------  ------------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                    Fidelity                                 Scudder       MetLife
                                        ----------------------------------------------------------------  -------------  -----------


                                                                     Equity        Index        Money                       Janus
                                         Contrafund    Overseas      Income         500        Market     International    Mid Cap
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------


Income:
   Dividends                          $    7,673,315   2,539,747    2,377,293    3,189,558      867,084      3,432,647            -
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------

Expenses:
   Mortality and expense risk              1,426,603     120,483      245,651    1,792,069      206,371        126,143          927
   Administrative fee                         39,673       3,166        3,822       55,683        6,227          3,172          202
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------
       Total expenses                      1,466,276     123,649      249,473    1,847,752      212,598        129,315        1,129
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------

       Net investment income (expense)     6,207,039   2,416,098    2,127,820    1,341,806      654,486      3,303,332       (1,129)
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  (78,372)    (30,267)     357,753      612,093    1,415,369       (326,292)     (44,753)
   Realized gain distributions                     -           -            -            -            -         13,318            -
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------
       Net realized gain (loss)              (78,372)    (30,267)     357,753      612,093    1,415,369       (312,974)     (44,753)
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------

Change in unrealized appreciation        (31,348,580) (4,748,442)  (2,759,440)  (23,138,294)          -     (3,678,153)    (343,900)
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets from operations       $  (25,219,913) (2,362,611)    (273,867)  (21,184,395)  2,069,855       (687,795)    (389,782)
                                        ------------- -----------  -----------  -----------  -----------  -------------  -----------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                               MetLife                                  Van Kampen
                                          ------------------------------------------------  ------------------------------------
                                                                                 Loomis
                                           Russell      Putnam       Putnam      Sayles
                                            2000     International  Large Cap   High Yield   Emerging                   Strategic
                                            Index       Stock        Growth       Bond        Growth      Enterprise     Stock
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------


Income:
   Dividends                            $      754        10,658           -        8,384            -             -          -
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------

Expenses:
   Mortality and expense risk                  229           258         410           63        5,806         1,349      1,035
   Administrative fee                           50            31          49           14          174            45         45
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------
       Total expenses                          279           289         459           77        5,980         1,394      1,080
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------

       Net investment income (expense)         475        10,369        (459)       8,307       (5,980)       (1,394)    (1,080)
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 (3,677)       (2,553)    (21,328)           5      (26,114)      (22,375)       251
   Realized gain distributions                   -             -           -            -            -             -          -
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------
       Net realized gain (loss)             (3,677)       (2,553)    (21,328)           5      (26,114)      (22,375)       251
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------

Change in unrealized appreciation           17,696       (56,912)   (124,003)     (12,547)    (239,577)      (48,426)     5,087
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------

       Net increase (decrease) in net
         assets from operations         $   14,494       (49,096)   (145,790)      (4,235)    (271,671)      (72,195)     4,258
                                          ---------  ------------  ----------  -----------  -----------  ------------  ---------

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                              Federated                      Neuberger & Berman         Alger
                                          -----------------------------------------------  -----------------------  --------------

                                                         High
                                            Equity      Income     American     Strategic                               Small
                                            Income       Bond       Leaders      Growth     Genesis     Partners     Capitalization
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------


Income:
   Dividends                            $     8,209       37,035      20,226       4,386           -            -          29,217
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------

Expenses:
   Mortality and expense risk                 2,875        2,260       6,331       1,854       9,768        6,373         412,141
   Administrative fee                            92           56         202          44         548          310          10,299
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------
       Total expenses                         2,967        2,316       6,533       1,898      10,316        6,683         422,440
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------

       Net investment income (expense)        5,242       34,719      13,693       2,488     (10,316)      (6,683)       (393,223)
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  32,544           94      44,696     (11,894)     72,298       (4,663)       (998,663)
   Realized gain distributions                    -            -           -           -           -            -               -
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------
       Net realized gain (loss)              32,544           94      44,696     (11,894)     72,298       (4,663)       (998,663)
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------

Change in unrealized appreciation           (56,471)     (32,797)    (15,060)    (45,761)    254,335      (10,521)    (16,427,131)
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------

       Net increase (decrease) in net
         assets from operations         $   (18,685)       2,016      43,329     (55,167)    316,317      (21,867)    (17,819,017)
                                          ----------  ----------- -----------  ----------  ----------  -----------  --------------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                         T.Rowe                    Janus             Zenith
                                         -------------------------------------  -----------  -----------------------
                                                                                                           Harris
                                                                                   Aspen       Davis       Oakmark
                                                                       Prime     Worldwide    Venture      Mid Cap
                                           Growth     International   Reserve     Growth      Value E      Value B        Total
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------


Income:
   Dividends                           $         -               -     34,015       20,628           -            -      88,929,120
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------

Expenses:
   Mortality and expense risk              405,538          54,906      5,731       42,119       3,191        1,491      11,346,641
   Administrative fee                       17,612           2,218        309        1,615         567          279         344,117
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------
       Total expenses                      423,150          57,124      6,040       43,734       3,758        1,770      11,690,758
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------

       Net investment income (expense)    (423,150)        (57,124)    27,975      (23,106)     (3,758)      (1,770)     77,238,362
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                               (951,644)        (36,237)   102,234     (513,763)        143           88      15,114,752
   Realized gain distributions                   -               -          -            -           -            -         571,902
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------
       Net realized gain (loss)           (951,644)        (36,237)   102,234     (513,763)        143           88      15,686,654
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------

Change in unrealized appreciation        (6,788,721)    (2,165,595)         -   (1,089,921)    (57,139)      39,533    (204,909,029)
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------

       Net increase (decrease) in net
         assets from operations        $ (8,163,515)    (2,258,956)   130,209   (1,626,790)    (60,754)      37,851    (111,984,013)
                                         ----------  --------------  ---------  -----------  ----------  -----------  --------------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                  Met Investors
                                       ---------------------------------------------------------------------------------------------
                                        Lord Abbett   Lord Abbett
                                          Growth        Growth
                                           and            and          Bond        Quality     Blackrock    Blackrock      Putnam
                                          Income       Income B      Debenture B    Bond        Equity      Government    Research B
                                       ------------  -------------  -----------  -----------  -----------  ------------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense) $  15,590,957         24,593       88,524    3,025,486    5,253,382     2,446,962       (1,367)
     Net realized gain (loss)           17,381,727              -           20     (484,091)       1,144       363,457           95
     Change in unrealized appreciation (18,446,279)       (89,938)    (111,062)      93,380   (5,203,688)      708,099      (16,645)
                                       ------------  -------------  -----------  -----------  -----------  ------------  -----------
       Net increase (decrease) from
         operations                     14,526,405        (65,345)     (22,518)   2,634,775       50,838     3,518,518      (17,917)
                                       ------------  -------------  -----------  -----------  -----------  ------------  -----------

Contract transactions:
   MetLife payments                              -          1,200        1,200            -            -             -        1,200
   MetLife redemptions                           -              -            -            -            -             -         (114)
   Payments received from contract
     owners                             18,695,023      3,178,035    1,049,712    1,970,536      125,306        73,143      948,643
   Transfers between sub-accounts
     (including fixed account), net       (287,926)       484,325      166,240    1,729,443      145,581      (731,936)     218,828
   Transfers for contract benefits and
     terminations                      (25,059,013)             -       (1,676)  (2,994,173)  (9,694,059)   (5,934,103)           -
                                       ------------  --------------------------  -----------  -----------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                   (6,651,916)     3,663,560    1,215,476      705,806   (9,423,172)   (6,592,896)   1,168,557
                                       ------------  -------------  -----------  -----------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets                          7,874,489      3,598,215    1,192,958    3,340,581   (9,372,334)   (3,074,378)   1,150,640
                                       ------------  -------------  -----------  -----------  -----------  ------------  -----------

Net assets at beginning of period      361,823,115              -            -   23,691,543   49,527,947    33,049,692            -
Net assets at end of period          $ 369,697,604      3,598,215    1,192,958   27,032,124   40,155,613    29,975,314    1,150,640
                                       ------------  -------------  -----------  -----------  -----------  ------------  -----------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                Met Investors
                                       --------------------------------------------------------------------------------------------

                                        Oppenheimer     PIMCO        Janus       PIMCO                       MFS           MFS
                                         Capital        Money      Aggressive  Total Return    PIMCO       Mid Cap      Research
                                      Appreciation B  Market B     Growth B      Bond B    Innovation B   Growth B   International B
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense) $      (3,579)       3,246       (2,635)      (2,841)      (1,265)      (1,741)        (1,637)
     Net realized gain (loss)                  547           (1)        (210)         (21)      56,716        1,568             76
     Change in unrealized appreciation     (61,057)          (8)     (82,523)      (1,539)     (19,661)     (30,738)       (29,905)
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------
       Net increase (decrease) from
         operations                        (64,089)       3,237      (85,368)      (4,401)      35,790      (30,911)       (31,466)
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------

Contract transactions:
   MetLife payments                          1,200        1,200        1,200        1,200        1,200        1,200          1,200
   MetLife redemptions                           -            -         (421)        (298)        (232)        (248)          (106)
   Payments received from contract
     owners                              2,337,013    2,115,093    1,645,969    2,045,014      819,367    1,134,195      1,178,491
   Transfers between sub-accounts
     (including fixed account), net        475,581      (55,325)     305,637      455,489       71,894      362,843        227,641
   Transfers for contract benefits and
     terminations                                -          (60)           -            -      (67,698)           -           (131)
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                    2,813,794    2,060,908    1,952,385    2,501,405      824,531    1,497,990      1,407,095
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------

       Net increase (decrease) in net
         assets                          2,749,705    2,064,145    1,867,017    2,497,004      860,321    1,467,079      1,375,629
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------

Net assets at beginning of period                -            -            -            -            -            -              -
Net assets at end of period          $   2,749,705    2,064,145    1,867,017    2,497,004      860,321    1,467,079      1,375,629
                                       ------------  -----------  -----------  -----------  -----------  -----------  -------------



METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                AIM                                           MFS
                                        -----------------------------------------------------  ------------------------------------


                                                       Capital      International                           Investors       New
                                           Value     Appreciation      Equity       Balanced    Research      Trust      Discovery
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $    (14,530)        (6,534)        (5,388)     (9,096)     58,203        3,985       13,882
     Net realized gain (loss)              (15,767)       (19,828)       (22,756)     (5,657)    (11,194)        (534)     (16,086)
     Change in unrealized appreciation    (175,893)      (198,109)      (127,007)   (112,266)   (174,972)     (28,607)     (29,090)
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                       (206,190)      (224,471)      (155,151)   (127,019)   (127,963)     (25,156)     (31,294)
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------

Contract transactions:
   MetLife payments                              -              -              -           -           -            -            -
   MetLife redemptions                           -              -              -           -           -            -            -
   Payments received from contract
     owners                                 46,397          7,841         23,806         623         658        2,493       (2,116)
   Transfers between sub-accounts
     (including fixed account), net        575,878        384,393        114,280     494,845     246,731      104,699      158,245
   Transfers for contract benefits and
     terminations                           (3,221)            (1)        (8,177)    (11,654)          -            -            -
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      619,054        392,233        129,909     483,814     247,389      107,192      156,129
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                            412,864        167,762        (25,242)    356,795     119,426       82,036      124,835
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------

Net assets at beginning of period        1,981,061        901,043        824,642   1,219,754     431,499      130,870      491,933
Net assets at end of period           $  2,393,925      1,068,805        799,400   1,576,549     550,925      212,906      616,768
                                        ----------- -------------- --------------  ----------  ----------  -----------  -----------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                 Oppenheimer                                      Fidelity
                                        -------------------------------------------------------------  ----------------------------
                                           Main
                                          Street                                Small
                                          Growth                 Strategic     Capital                    Asset
                                         & Income      Bond        Bond        Growth        Money       Manager         Growth
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $     (2,603)    24,358       14,405         (796)      16,022     10,251,030     25,252,662
     Net realized gain (loss)                6,575     19,601        1,932         (759)      42,495       (718,153)      (472,533)
     Change in unrealized appreciation    (176,054)    (9,241)     (15,779)      (5,418)           -    (18,739,309)   (68,954,980)
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------
       Net increase (decrease) from
         operations                       (172,082)    34,718          558       (6,973)      58,517     (9,206,432)   (44,174,851)
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------

Contract transactions:
   MetLife payments                              -          -            -            -            -              -              -
   MetLife redemptions                           -          -            -            -            -              -              -
   Payments received from contract
     owners                                 11,516          -        4,177          120    1,006,140     11,620,152     26,765,765
   Transfers between sub-accounts
     (including fixed account), net        752,790     28,146       84,428       38,015   (1,168,644)    (2,533,652)    (2,838,487)
   Transfers for contract benefits and
     terminations                          (70,158)    (4,998)           -         (544)           -     (7,982,247)   (18,574,185)
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                      694,148     23,148       88,605       37,591     (162,504)     1,104,253      5,353,093
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------

       Net increase (decrease) in net
         assets                            522,066     57,866       89,163       30,618     (103,987)    (8,102,179)   (38,821,758)
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------

Net assets at beginning of period        1,971,509    317,161      188,816      122,732      897,589    210,860,004    424,901,768
Net assets at end of period           $  2,493,575    375,027      277,979      153,350      793,602    202,757,825    386,080,010
                                        -----------  ---------  -----------  -----------  -----------  -------------  -------------

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                   Fidelity                                  Scudder       MetLife
                                       -----------------------------------------------------------------  -------------  -----------


                                                                    Equity        Index         Money                       Janus
                                        Contrafund    Overseas      Income         500         Market     International    Mid Cap
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense) $   6,207,039    2,416,098    2,127,820     1,341,806      654,486      3,303,332       (1,129)
     Net realized gain (loss)              (78,372)     (30,267)     357,753       612,093    1,415,369       (312,974)     (44,753)
     Change in unrealized appreciation (31,348,580)  (4,748,442)  (2,759,440)  (23,138,294)           -     (3,678,153)    (343,900)
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------
       Net increase (decrease) from
         operations                    (25,219,913)  (2,362,611)    (273,867)  (21,184,395)   2,069,855       (687,795)    (389,782)
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------

Contract transactions:
   MetLife payments                              -            -            -             -            -              -            -
   MetLife redemptions                           -            -            -             -            -              -            -
   Payments received from contract
     owners                             20,268,448      178,229      163,278    24,317,251    7,324,839      2,833,006       58,153
   Transfers between sub-accounts
     (including fixed account), net     (1,695,056)      62,992      353,647    (1,008,315)     369,551       (179,394)     473,950
   Transfers for contract benefits and
     terminations                       (7,315,190)  (1,113,287)  (1,812,780)  (12,175,690)  (6,197,293)    (4,327,124)     (18,207)
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                   11,258,202     (872,066)  (1,295,855)   11,133,246    1,497,097     (1,673,512)     513,896
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets                        (13,961,711)  (3,234,677)  (1,569,722)  (10,051,149)   3,566,952     (2,361,307)     124,114
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------

Net assets at beginning of period      234,720,527   21,265,044   38,140,314   298,869,596   32,585,537     21,184,452    1,090,012
Net assets at end of period          $ 220,758,816   18,030,367   36,570,592   288,818,447   36,152,489     18,823,145    1,214,126
                                       ------------  -----------  -----------  ------------  -----------  -------------  -----------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                 MetLife                                   Van Kampen
                                          ---------------------------------------------------  -------------------------------------
                                                                                     Loomis
                                           Russell        Putnam        Putnam       Sayles
                                             2000      International   Large Cap   High Yield   Emerging                  Strategic
                                            Index         Stock         Growth        Bond       Growth      Enterprise     Stock
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $       475          10,369         (459)      8,307       (5,980)      (1,394)      (1,080)
     Net realized gain (loss)                (3,677)         (2,553)     (21,328)          5      (26,114)     (22,375)         251
     Change in unrealized appreciation       17,696         (56,912)    (124,003)    (12,547)    (239,577)     (48,426)       5,087
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                          14,494         (49,096)    (145,790)     (4,235)    (271,671)     (72,195)       4,258
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   Meta payments                                  -               -            -           -            -            -            -
   MetLife redemptions                            -               -            -           -            -            -            -
   Payments received from contract
     owners                                  (1,548)         (2,615)     125,306         818        9,116        9,486       10,729
   Transfers between sub-accounts
     (including fixed account), net         102,708         140,892      193,820      42,328      320,745      141,947      114,467
   Transfers for contract benefits and
     terminations                            (3,021)              -            -        (439)     (33,414)     (40,474)      (5,512)
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        98,139         138,277      319,126      42,707      296,447      110,959      119,684
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             112,633          89,181      173,336      38,472       24,776       38,764      123,942
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------

Net assets at beginning of period           184,769         213,123      305,666      32,034      882,458      199,421      119,679
Net assets at end of period             $   297,402         302,304      479,002      70,506      907,234      238,185      243,621
                                          ----------  --------------  -----------  ----------  -----------  -----------  -----------

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                           Federated                         Neuberger Berman            Alger
                                       ------------------------------------------------  ------------------------  ----------------

                                                      High
                                         Equity      Income      American      Growth                                   Small
                                         Income       Bond        Leaders     Strategies   Genesis     Partners     Capitalization
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense) $     5,242       34,719       13,693       2,488      (10,316)      (6,683)         (393,223)
     Net realized gain (loss)             32,544           94       44,696     (11,894)      72,298       (4,663)         (998,663)
     Change in unrealized appreciation   (56,471)     (32,797)     (15,060)    (45,761)     254,335      (10,521)      (16,427,131)
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------
       Net increase (decrease) from
         operations                      (18,685)       2,016       43,329     (55,167)     316,317      (21,867)      (17,819,017)
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------

Contract transactions:
   Meta payments                               -            -            -           -            -            -                 -
   MetLife redemptions                         -            -            -           -            -            -                 -
   Payments received from contract
     owners                               25,544            -       31,963      10,741    1,218,339      161,932         6,525,655
   Transfers between sub-accounts
     (including fixed account), net      152,666       36,429      316,914       4,170     (470,190)           -        (1,011,682)
   Transfers for contract benefits and
     terminations                        (75,300)           -     (121,725)    (13,297)     (78,209)     (66,483)         (862,165)
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------
       Net increase (decrease) in net
         assets from contract
         transactions                    102,910       36,429      227,152       1,614      669,940       95,449         4,651,808
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------

       Net increase (decrease) in net
         assets                           84,225       38,445      270,481     (53,553)     986,257       73,582       (13,167,209)
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------

Net assets at beginning of period        424,415      312,419      899,049     309,518    1,972,570    1,532,199        73,844,628
Net assets at end of period          $   508,640      350,864    1,169,530     255,965    2,958,827    1,605,781        60,677,419
                                       ----------  -----------  -----------  ----------  -----------  -----------  ----------------

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                      T.Rowe Price                Janus               Zenith
                                       --------------------------------------  ------------  -----------------------
                                                                                                           Harris
                                                                                  Aspen         Davis      Oakmark
                                                                     Prime      Worldwide      Venture     Mid Cap
                                          Growth     International  Reserve       Growth       Value E     Value B        Total
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense) $    (423,150)      (57,124)     27,975       (23,106)      (3,758)     (1,770)     77,238,362
     Net realized gain (loss)             (951,644)      (36,237)    102,234      (513,763)         143          88      15,686,654
     Change in unrealized appreciation  (6,788,721)   (2,165,595)          -    (1,089,921)     (57,139)     39,533    (204,909,029)
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------
       Net increase (decrease) from
         operations                     (8,163,515)   (2,258,956)    130,209    (1,626,790)     (60,754)     37,851    (111,984,013)
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------

Contract transactions:
   Meta payments                                 -             -           -             -        1,200       1,200          14,400
   MetLife redemptions                           -             -           -             -         (333)          -          (1,752)
   Payments received from contract
     owners                              1,658,208       323,543           -     2,633,217    2,743,073   1,278,671     148,708,494
   Transfers between sub-accounts
     (including fixed account), net       (259,323)       45,320     703,689             -      484,074     295,412        (258,257)
   Transfers for contract benefits and
     terminations                       (7,319,184)   (1,188,626)   (368,006)   (2,906,735)           -        (448)   (116,448,707)
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                   (5,920,299)     (819,763)    335,683      (273,518)   3,228,014   1,574,835      32,014,178
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------

       Net increase (decrease) in net
         assets                        (14,083,814)   (3,078,719)    465,892    (1,900,308)   3,167,260   1,612,686     (79,969,835)
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------

Net assets at beginning of period      104,677,824    14,394,711   1,153,090    11,339,276            -           -   1,973,985,009
Net assets at end of period          $  90,594,010    11,315,992   1,618,982     9,438,968    3,167,260   1,612,686   1,894,015,174
                                       ------------  ------------  ----------  ------------  ----------- -----------  --------------


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
(Unaudited)


(1)   ORGANIZATION

      MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance
      Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance.
      The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by MLIUSA.


          Met Investors Series Trust (Met Investors):            Federated Investors Insurance Company
              Lord Abbett Growth and Income Portfolio                 Federated American Leaders Fund II
              Lord Abbett Growth and Income Portfolio  B              Federated Equity Income Fund II
              Bond Debenture Portfolio  B                             Federated Growth Strategies Fund II
              Quality Bond                                            Federated High Income Fund II
              Blackrock Equity                                   Variable Insurance Products Fund, Fund II and Fund III (Fidelity)
              Blackrock Government Income                             Fidelity Asset Manager Portfolio
              Putnam Research Portfolio B                             Fidelity Contrafund Portfolio
              MFS Mid Cap Growth Portfolio B                          Fidelity Growth Portfolio
              MFS Research International Portfolio B                  Fidelity Index 500 Portfolio
              PIMCO Innovation Portfolio B                            Fidelity Money Market Portfolio
              PIMCO Money Market Portfolio B                          Fidelity Overseas Portfolio
              PIMCO Total Return Portfolio B                          Fidelity Equity Income Portfolio
              Oppenheimer Capital Appreciation Fund B            Janus Capital Funds Corp.
              Janus Aggressive Growth Portfolio B                     Janus Aspen Worldwide Growth
          AIM Variable Insurance Funds, Inc. (AIM)               Neuberger
              AIM V.I. Value Fund                                     Neuberger Genesis
              AIM V.I. Capital Appreciation Fund                      Neuberger Partners
              AIM V.I. International Equity Fund                 VanKampen LIT Funds
              AIM V.I. Balanced Fund                                  LIT Emerging Growth Fund
          MFS Variable Insurance Trust (MFS)                          LIT Enterprise Fund
              MFS Research Series                                     LIT Strategic Fund
              MFS Investors Trust Series                         Scudder Variable Series I (Scudder I)
              MFS New Discovery Series B                              International Portfolio
          Metropolitian Life Series Funds (MetLife)              T. Rowe Price Funds
              Putnam International Stock                              T. Rowe Growth
              Putnam Large Cap Growth                                 T. Rowe International Stock
              Russell 2000 Index                                      T. Rowe Prime Reserve
              Janus Mid Cap                                      Oppenheimer Variable Account Funds (Oppenheimer)
              Loomis Sayles High Yield Bond Fund                      Oppenheimer Bond Fund
          New England Zenith Fund (Zenith)                            Oppenheimer Main Street Growth & Income Fund
              Davis Venture Value E                                   Oppenheimer Strategic Bond Fund
              Harris Oakmark Mid Cap Value B                          Oppenheimer Main Street Small Cap Fund
                                                                      Oppenheimer Money Fund



METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
(Unaudited)


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A) INVESTMENT VALUATION

          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

      (B) REINVESTMENT OF DISTRIBUTIONS

          Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

      (C) FEDERAL INCOME TAXES

          The operations of the Separate Account are included in the federal income tax return of MLIUSA which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.


(3)   SEPARATE ACCOUNT EXPENSES

      MLIUSA deducts a daily charge from the net assets of each Separate Account sub-account for mortality and administrative expenses. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)   CONTRACT FEES

      There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended June 30, 2001, surrender fees of $271,472 were deducted.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
(Unaudited)


(4)   CONTRACT FEES, CONTINUED

      An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

      During the period ending June 30, 2001, contract maintenance and transfer fees of $487,951 were deducted.

      Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:


      Met Investors Lord Abbett Growth and Income     $ 377,669,266        Fidelity VIP II Contrafund                 $ 229,279,013
      Met Investors Lord Abbett Growth and Income B       3,688,115        Fidelity VIP Overseas                         22,535,361
      Met Investors Bond Debenture B                      1,304,010        Fidelity VIP Equity-Income                    36,098,510
      Met Investors Quality Bond                         27,973,020        Fidelity VIP II Index 500                    269,913,537
      Met Investors Blackrock Equity                     49,633,111        Fidelity VIP Money Market                     36,208,921
      Met Investors Blackrock Government                 29,786,719        Scudder International                         24,577,440
      Met Investors Putnam Research B                     1,167,274        MetLife Janus Mid Cap                          1,994,219
      Met Investors Oppenheimer Capital Appreciation B    2,810,730        MetLife Russell 2000 Index                       316,374
      Met Investors PIMCO Money Market B                  2,064,140        MetLife Putnam International Stock               371,431
      Met Investors Janus Aggressive Growth B             1,949,495        MetLife Putnam Large Cap Growth                  706,856
      Met Investors PIMCO Total Return Bond B             2,498,535        MetLife Loomis Sayles High Yield Bond             84,691
      Met Investors PIMCO Innovation B                    1,007,153        Van Kampen Emerging Growth                     1,356,309
      Met Investors MFS Mid Cap Growth B                  1,497,782        Van Kampen Enterprise                            333,211
      Met Investors MFS Research International B          1,405,512        Van Kampen Strategic Stock                       224,390
      AIM V.I. Value                                      2,938,060        Federated Equity Income                          618,283
      AIM V.I. Capital Appreciation                       1,467,350        Federated High Income Bond                       414,996
      AIM V.I. International Equity                       1,138,491        Federated American Leaders                     1,161,620
      AIM V.I. Balanced                                   1,749,230        Federated Strategic Growth                       393,413
      MFS Research                                          773,017        Neuberger Berman Genesis                       2,378,930
      MFS Investors Trust                                   241,574        Neuberger Berman Partners                      1,739,191
      MFS New Discovery                                     687,746        Alger Small Capitalization                   113,410,683
      Oppenheimer Main Street Growth & Income             2,862,996        T. Rowe Growth                               104,380,843
      Oppenheimer Bond                                      377,168        T. Rowe International                         13,924,229
      Oppenheimer Money Fund                                795,792        T. Rowe Prime Reserve                          1,620,211
      Oppenheimer Small Capital Growth Fund                 172,785        Janus Aspen Worldwide Growth                  12,160,380
      Oppenheimer Strategic Bond                            293,956        Zenith Davis Venture Value E                   3,224,425
      Fidelity VIP II Asset Manager                     227,835,123        Zenith Harris Oakmark Mid Cap Value B          1,573,161
      Fidelity VIP Growth                               413,264,135
                                                                                                                      --------------
                                                                                                                     $ 2,040,052,913




METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                Commenced           Sub-account Accumulation Unit Value
                                                                             -----------------------------------------------
                                                                Operations     6/30/01    12/31/00    12/31/99    12/31/98
                                                                ----------   ------------ ----------  ----------  ----------

      Met Investors Lord Abbett Growth & Income                  02/12/01  $   22.073804          -           -           -
      Met Investors Lord Abbett Growth & Income, Series AA       02/12/01      69.790456          -           -           -
      Met Investors Lord Abbett Growth & Income, Series W        02/12/01      22.125461          -           -           -
      Met Investors Lord Abbett Growth & Income, Series ZZZ      02/12/01      23.281867          -           -           -
      Met Investors Lord Abbett Growth & Income B                03/21/01      42.454499          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series H      03/21/01      42.466125          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series I      03/21/01      42.437074          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series J      04/27/01      42.439841          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series K      03/21/01      42.425456          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series L      04/27/01      42.431623          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series N      03/21/01      42.408044          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series O      04/27/01      42.420633          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series P      03/21/01      42.396437          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series Q      04/27/01      42.413308          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series S      03/21/01      42.379034          -           -           -
      Met Investors Lord Abbett Growth & Income B, Series T      04/27/01      42.402325          -           -           -
      Met Investors Bond Debenture B                             03/21/01      13.876885          -           -           -
      Met Investors Bond Debenture B, Series H                   03/21/01      13.880690          -           -           -
      Met Investors Bond Debenture B, Series I                   03/21/01      13.871181          -           -           -
      Met Investors Bond Debenture B, Series J                   04/27/01      13.872093          -           -           -
      Met Investors Bond Debenture B, Series K                   03/21/01      13.867384          -           -           -
      Met Investors Bond Debenture B, Series L                   04/27/01      13.869604          -           -           -
      Met Investors Bond Debenture B, Series N                   03/21/01      13.861679          -           -           -
      Met Investors Bond Debenture B, Series O                   04/27/01      13.866015          -           -           -
      Met Investors Bond Debenture B, Series P                   03/21/01      13.857880          -           -           -
      Met Investors Bond Debenture B, Series Q                   04/27/01      13.863618          -           -           -
      Met Investors Bond Debenture B, Series S                   03/21/01      13.852183          -           -           -
      Met Investors Bond Debenture B, Series T                   04/27/01      13.860024          -           -           -
      Met Investors Quality Bond Portfolio                       02/12/01      10.559350          -           -           -
      Met Investors Quality Bond Portfolio, Series AA            02/12/01      23.123722          -           -           -
      Met Investors Quality Bond Portfolio, Series W             02/12/01      10.180174          -           -           -
      Met Investors Quality Bond Portfolio, Series ZZZ           02/12/01      10.584313          -           -           -


                                                                Commenced     Sub-account Accumulation Unit Net Assets (in thousand)
                                                                               ------------------------------------------------
                                                                Operations      6/30/01     12/31/00    12/31/99    12/31/98
                                                                ----------     -----------  ----------  ----------  ---------

      Met Investors Lord Abbett Growth & Income                  02/12/01  $       62,627           -           -          -
      Met Investors Lord Abbett Growth & Income, Series AA       02/12/01         102,378           -           -          -
      Met Investors Lord Abbett Growth & Income, Series W        02/12/01         149,800           -           -          -
      Met Investors Lord Abbett Growth & Income, Series ZZZ      02/12/01          54,893           -           -          -
      Met Investors Lord Abbett Growth & Income B                03/21/01             181           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series H      03/21/01             556           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series I      03/21/01             731           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series J      04/27/01              33           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series K      03/21/01             722           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series L      04/27/01             111           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series N      03/21/01             355           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series O      04/27/01               6           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series P      03/21/01             265           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series Q      04/27/01              15           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series S      03/21/01             624           -           -          -
      Met Investors Lord Abbett Growth & Income B, Series T      04/27/01               -           -           -          -
      Met Investors Bond Debenture B                             03/21/01              11           -           -          -
      Met Investors Bond Debenture B, Series H                   03/21/01             151           -           -          -
      Met Investors Bond Debenture B, Series I                   03/21/01             329           -           -          -
      Met Investors Bond Debenture B, Series J                   04/27/01              15           -           -          -
      Met Investors Bond Debenture B, Series K                   03/21/01             345           -           -          -
      Met Investors Bond Debenture B, Series L                   04/27/01              10           -           -          -
      Met Investors Bond Debenture B, Series N                   03/21/01             123           -           -          -
      Met Investors Bond Debenture B, Series O                   04/27/01               8           -           -          -
      Met Investors Bond Debenture B, Series P                   03/21/01              30           -           -          -
      Met Investors Bond Debenture B, Series Q                   04/27/01               -           -           -          -
      Met Investors Bond Debenture B, Series S                   03/21/01             171           -           -          -
      Met Investors Bond Debenture B, Series T                   04/27/01               -           -           -          -
      Met Investors Quality Bond Portfolio                       02/12/01          10,909           -           -          -
      Met Investors Quality Bond Portfolio, Series AA            02/12/01           5,010           -           -          -
      Met Investors Quality Bond Portfolio, Series W             02/12/01           2,207           -           -          -
      Met Investors Quality Bond Portfolio, Series ZZZ           02/12/01           8,906           -           -          -

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                   Commenced            Sub-account Accumulation Unit Value
                                                                                --------------------------------------------------
                                                                   Operations     6/30/01     12/31/00     12/31/99     12/31/98
                                                                   ----------   ------------ -----------  -----------  -----------

      Met InvestorsBlackrock Equity                                       **       7.540000          **           **           **
      Met InvestorsBlackrock Equity, Series V                             **       9.560000          **           **           **
      Met Investors Blackrock Government Inc.                             **       6.767779          **           **           **
      Met Investors Blackrock Government Income, Series V                 **       6.805380          **           **           **
      Met Investors Blackrock Government Income, Series W                 **       6.805380          **           **           **
      Met Investors Putnam Research B                               03/21/01       8.951900           -            -            -
      Met Investors Putnam Research B, Series H                     03/21/01       8.954350           -            -            -
      Met Investors Putnam Research B, Series I                     03/21/01       8.948223           -            -            -
      Met Investors Putnam Research B, Series J                     04/27/01       8.948809           -            -            -
      Met Investors Putnam Research B, Series K                     03/21/01       8.945772           -            -            -
      Met Investors Putnam Research B, Series L                     04/27/01       8.947263           -            -            -
      Met Investors Putnam Research B, Series N                     03/21/01       8.942098           -            -            -
      Met Investors Putnam Research B, Series O                     04/27/01       8.944946           -            -            -
      Met Investors Putnam Research B, Series P                     03/21/01       8.939651           -            -            -
      Met Investors Putnam Research B, Series Q                     04/27/01       8.943402           -            -            -
      Met Investors Putnam Research B, Series S                     03/21/01       8.935975           -            -            -
      Met Investors Putnam Research B, Series T                     04/27/01       8.941083           -            -            -
      Met Investors Oppenheimer Capital Appreciation B              03/21/01       9.300021           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series H    03/21/01       9.302570           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series I    03/21/01       9.296198           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series J    04/27/01       9.296808           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series K    03/21/01       9.293652           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series L    04/27/01       9.295201           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series N    03/21/01       9.289836           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series O    04/27/01       9.292795           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series P    03/21/01       9.287286           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series Q    04/27/01       9.291189           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series S    03/21/01       9.283473           -            -            -
      Met Investors Oppenheimer Capital Appreciation B, Series T    04/27/01       9.288780           -            -            -
      Met Investors PIMCO Money Market B                            03/21/01      10.102351           -            -            -
      Met Investors PIMCO Money Market B, Series H                  03/21/01      10.105122           -            -            -
      Met Investors PIMCO Money Market B, Series I                  03/21/01      10.098201           -            -            -


                                                                   Commenced  Sub-account Accumulation Unit Net Assets (in thousand)
                                                                                 -------------------------------------------------
                                                                   Operations     6/30/01      12/31/00    12/31/99     12/31/98
                                                                   ----------    -----------  ----------- -----------  -----------

      Met InvestorsBlackrock Equity                                       **         11,624           **          **           **
      Met InvestorsBlackrock Equity, Series V                             **         28,532           **          **           **
      Met Investors Blackrock Government Inc.                             **         12,966           **          **           **
      Met Investors Blackrock Government Income, Series V                 **         16,665           **          **           **
      Met Investors Blackrock Government Income, Series W                 **            344           **          **           **
      Met Investors Putnam Research B                               03/21/01             36            -           -            -
      Met Investors Putnam Research B, Series H                     03/21/01             67            -           -            -
      Met Investors Putnam Research B, Series I                     03/21/01            394            -           -            -
      Met Investors Putnam Research B, Series J                     04/27/01             21            -           -            -
      Met Investors Putnam Research B, Series K                     03/21/01            187            -           -            -
      Met Investors Putnam Research B, Series L                     04/27/01             38            -           -            -
      Met Investors Putnam Research B, Series N                     03/21/01            161            -           -            -
      Met Investors Putnam Research B, Series O                     04/27/01             19            -           -            -
      Met Investors Putnam Research B, Series P                     03/21/01            163            -           -            -
      Met Investors Putnam Research B, Series Q                     04/27/01              -            -           -            -
      Met Investors Putnam Research B, Series S                     03/21/01             64            -           -            -
      Met Investors Putnam Research B, Series T                     04/27/01              -            -           -            -
      Met Investors Oppenheimer Capital Appreciation B              03/21/01            155            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series H    03/21/01            384            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series I    03/21/01            692            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series J    04/27/01             45            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series K    03/21/01            394            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series L    04/27/01             67            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series N    03/21/01            290            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series O    04/27/01             23            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series P    03/21/01            343            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series Q    04/27/01              -            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series S    03/21/01            357            -           -            -
      Met Investors Oppenheimer Capital Appreciation B, Series T    04/27/01              -            -           -            -
      Met Investors PIMCO Money Market B                            03/21/01             64            -           -            -
      Met Investors PIMCO Money Market B, Series H                  03/21/01            204            -           -            -
      Met Investors PIMCO Money Market B, Series I                  03/21/01            723            -           -            -


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                  Commenced            Sub-account Accumulation Unit Value
                                                                               -----------------------------------------------------
                                                                  Operations     6/30/01     12/31/00      12/31/99      12/31/98
                                                                  ----------   ------------ ------------  ------------  ------------

      Met Investors PIMCO Money Market B, Series J                 04/27/01      10.098829            -             -             -
      Met Investors PIMCO Money Market B, Series K                 03/21/01      10.095435            -             -             -
      Met Investors PIMCO Money Market B, Series L                 04/27/01      10.097086            -             -             -
      Met Investors PIMCO Money Market B, Series N                 03/21/01      10.091287            -             -             -
      Met Investors PIMCO Money Market B, Series O                 04/27/01      10.094471            -             -             -
      Met Investors PIMCO Money Market B, Series P                 03/21/01      10.088520            -             -             -
      Met Investors PIMCO Money Market B, Series Q                 04/27/01      10.092729            -             -             -
      Met Investors PIMCO Money Market B, Series S                 03/21/01      10.084378            -             -             -
      Met Investors PIMCO Money Market B, Series T                 04/27/01      10.084378            -             -             -
      Met Investors Janus Aggressive Growth B                      03/21/01       8.255304            -             -             -
      Met Investors Janus Aggressive Growth B, Series H            03/21/01       8.257568            -             -             -
      Met Investors Janus Aggressive Growth B, Series I            03/21/01       8.251906            -             -             -
      Met Investors Janus Aggressive Growth B, Series J            04/27/01       8.252448            -             -             -
      Met Investors Janus Aggressive Growth B, Series K            03/21/01       8.249636            -             -             -
      Met Investors Janus Aggressive Growth B, Series L            04/27/01       8.251020            -             -             -
      Met Investors Janus Aggressive Growth B, Series N            03/21/01       8.246241            -             -             -
      Met Investors Janus Aggressive Growth B, Series O            04/27/01       8.248879            -             -             -
      Met Investors Janus Aggressive Growth B, Series P            03/21/01       8.243975            -             -             -
      Met Investors Janus Aggressive Growth B, Series Q            04/27/01       8.247457            -             -             -
      Met Investors Janus Aggressive Growth B, Series S            03/21/01       8.240589            -             -             -
      Met Investors Janus Aggressive Growth B, Series T            04/27/01       8.245317            -             -             -
      Met Investors PIMCO Total Return Bond B                      03/21/01      10.056024            -             -             -
      Met Investors PIMCO Total Return Bond B, Series H            03/21/01      10.058774            -             -             -
      Met Investors PIMCO Total Return Bond B, Series I            03/21/01      10.051886            -             -             -
      Met Investors PIMCO Total Return Bond B, Series J            04/27/01      10.052550            -             -             -
      Met Investors PIMCO Total Return Bond B, Series K            03/21/01      10.049132            -             -             -
      Met Investors PIMCO Total Return Bond B, Series L            04/27/01      10.050816            -             -             -
      Met Investors PIMCO Total Return Bond B, Series N            03/21/01      10.045005            -             -             -
      Met Investors PIMCO Total Return Bond B, Series O            04/27/01      10.048213            -             -             -
      Met Investors PIMCO Total Return Bond B, Series P            03/21/01      10.042252            -             -             -
      Met Investors PIMCO Total Return Bond B, Series Q            04/27/01      10.046479            -             -             -
      Met Investors PIMCO Total Return Bond B, Series S            03/21/01      10.038122            -             -             -


                                                                  Commenced   Sub-account Accumulation Unit Net Assets (in thousand)
                                                                              ------------------------------------------------------
                                                                  Operations    6/30/01      12/31/00      12/31/99      12/31/98
                                                                  ----------  ------------  ------------  ------------  ------------

      Met Investors PIMCO Money Market B, Series J                 04/27/01             -             -             -             -
      Met Investors PIMCO Money Market B, Series K                 03/21/01           131             -             -             -
      Met Investors PIMCO Money Market B, Series L                 04/27/01             -             -             -             -
      Met Investors PIMCO Money Market B, Series N                 03/21/01           197             -             -             -
      Met Investors PIMCO Money Market B, Series O                 04/27/01             -             -             -             -
      Met Investors PIMCO Money Market B, Series P                 03/21/01           728             -             -             -
      Met Investors PIMCO Money Market B, Series Q                 04/27/01             -             -             -             -
      Met Investors PIMCO Money Market B, Series S                 03/21/01            16             -             -             -
      Met Investors PIMCO Money Market B, Series T                 04/27/01             -             -             -             -
      Met Investors Janus Aggressive Growth B                      03/21/01            26             -             -             -
      Met Investors Janus Aggressive Growth B, Series H            03/21/01           224             -             -             -
      Met Investors Janus Aggressive Growth B, Series I            03/21/01           461             -             -             -
      Met Investors Janus Aggressive Growth B, Series J            04/27/01            21             -             -             -
      Met Investors Janus Aggressive Growth B, Series K            03/21/01           289             -             -             -
      Met Investors Janus Aggressive Growth B, Series L            04/27/01            19             -             -             -
      Met Investors Janus Aggressive Growth B, Series N            03/21/01           312             -             -             -
      Met Investors Janus Aggressive Growth B, Series O            04/27/01            25             -             -             -
      Met Investors Janus Aggressive Growth B, Series P            03/21/01           292             -             -             -
      Met Investors Janus Aggressive Growth B, Series Q            04/27/01             -             -             -             -
      Met Investors Janus Aggressive Growth B, Series S            03/21/01           199             -             -             -
      Met Investors Janus Aggressive Growth B, Series T            04/27/01             -             -             -             -
      Met Investors PIMCO Total Return Bond B                      03/21/01            44             -             -             -
      Met Investors PIMCO Total Return Bond B, Series H            03/21/01           676             -             -             -
      Met Investors PIMCO Total Return Bond B, Series I            03/21/01           744             -             -             -
      Met Investors PIMCO Total Return Bond B, Series J            04/27/01            70             -             -             -
      Met Investors PIMCO Total Return Bond B, Series K            03/21/01           253             -             -             -
      Met Investors PIMCO Total Return Bond B, Series L            04/27/01            10             -             -             -
      Met Investors PIMCO Total Return Bond B, Series N            03/21/01           342             -             -             -
      Met Investors PIMCO Total Return Bond B, Series O            04/27/01            37             -             -             -
      Met Investors PIMCO Total Return Bond B, Series P            03/21/01           141             -             -             -
      Met Investors PIMCO Total Return Bond B, Series Q            04/27/01             -             -             -             -
      Met Investors PIMCO Total Return Bond B, Series S            03/21/01           180             -             -             -

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced               Sub-account Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                 Operations     6/30/01      12/31/00     12/31/99      12/31/98
                                                                 ----------   ------------  ------------ ------------  ------------

      Met Investors PIMCO Total Return Bond B, Series T           04/27/01      10.043884             -            -             -
      Met Investors PIMCO Innovation B                            03/21/01       7.549292             -            -             -
      Met Investors PIMCO Innovation B, Series H                  03/21/01       7.551370             -            -             -
      Met Investors PIMCO Innovation B, Series I                  03/21/01       7.546175             -            -             -
      Met Investors PIMCO Innovation B, Series J                  04/27/01       7.546679             -            -             -
      Met Investors PIMCO Innovation B, Series K                  03/21/01       7.544094             -            -             -
      Met Investors PIMCO Innovation B, Series L                  04/27/01       7.545371             -            -             -
      Met Investors PIMCO Innovation B, Series N                  03/21/01       7.540981             -            -             -
      Met Investors PIMCO Innovation B, Series O                  04/27/01       7.543413             -            -             -
      Met Investors PIMCO Innovation B, Series P                  03/21/01       7.538907             -            -             -
      Met Investors PIMCO Innovation B, Series Q                  04/27/01       7.542106             -            -             -
      Met Investors PIMCO Innovation B, Series S                  03/21/01       7.535795             -            -             -
      Met Investors PIMCO Innovation B, Series T                  04/27/01       7.540150             -            -             -
      Met Investors MFS Mid Cap Growth B                          03/21/01       9.449208             -            -             -
      Met Investors MFS Mid Cap Growth B, Series H                03/21/01       9.451797             -            -             -
      Met Investors MFS Mid Cap Growth B, Series I                03/21/01       9.445323             -            -             -
      Met Investors MFS Mid Cap Growth B, Series J                04/27/01       9.445940             -            -             -
      Met Investors MFS Mid Cap Growth B, Series K                03/21/01       9.442731             -            -             -
      Met Investors MFS Mid Cap Growth B, Series L                04/27/01       9.444308             -            -             -
      Met Investors MFS Mid Cap Growth B, Series N                03/21/01       9.438853             -            -             -
      Met Investors MFS Mid Cap Growth B, Series O                04/27/01       9.441855             -            -             -
      Met Investors MFS Mid Cap Growth B, Series P                03/21/01       9.436266             -            -             -
      Met Investors MFS Mid Cap Growth B, Series Q                04/27/01       9.440222             -            -             -
      Met Investors MFS Mid Cap Growth B, Series S                03/21/01       9.432388             -            -             -
      Met Investors MFS Mid Cap Growth B, Series T                04/27/01       9.437780             -            -             -
      Met Investors MFS Research International B                  03/21/01       9.101169             -            -             -
      Met Investors MFS Research International B, Series H        03/21/01       9.103665             -            -             -
      Met Investors MFS Research International B, Series I        03/21/01       9.097426             -            -             -
      Met Investors MFS Research International B, Series J        04/27/01       9.098026             -            -             -
      Met Investors MFS Research International B, Series K        03/21/01       9.094939             -            -             -
      Met Investors MFS Research International B, Series L        04/27/01       9.096454             -            -             -
      Met Investors MFS Research International B, Series N        03/21/01       9.091194             -            -             -


                                                                 Commenced    Sub-account Accumulation Unit Net Assets (in thousand)
                                                                              ------------------------------------------------------
                                                                 Operations     6/30/01      12/31/00      12/31/99      12/31/98
                                                                 ----------   ------------  ------------  ------------  ------------

      Met Investors PIMCO Total Return Bond B, Series T           04/27/01              -             -             -             -
      Met Investors PIMCO Innovation B                            03/21/01             11             -             -             -
      Met Investors PIMCO Innovation B, Series H                  03/21/01             62             -             -             -
      Met Investors PIMCO Innovation B, Series I                  03/21/01            192             -             -             -
      Met Investors PIMCO Innovation B, Series J                  04/27/01              -             -             -             -
      Met Investors PIMCO Innovation B, Series K                  03/21/01            138             -             -             -
      Met Investors PIMCO Innovation B, Series L                  04/27/01              -             -             -             -
      Met Investors PIMCO Innovation B, Series N                  03/21/01            122             -             -             -
      Met Investors PIMCO Innovation B, Series O                  04/27/01             20             -             -             -
      Met Investors PIMCO Innovation B, Series P                  03/21/01            299             -             -             -
      Met Investors PIMCO Innovation B, Series Q                  04/27/01              -             -             -             -
      Met Investors PIMCO Innovation B, Series S                  03/21/01             16             -             -             -
      Met Investors PIMCO Innovation B, Series T                  04/27/01              -             -             -             -
      Met Investors MFS Mid Cap Growth B                          03/21/01             19             -             -             -
      Met Investors MFS Mid Cap Growth B, Series H                03/21/01            102             -             -             -
      Met Investors MFS Mid Cap Growth B, Series I                03/21/01            442             -             -             -
      Met Investors MFS Mid Cap Growth B, Series J                04/27/01             26             -             -             -
      Met Investors MFS Mid Cap Growth B, Series K                03/21/01            369             -             -             -
      Met Investors MFS Mid Cap Growth B, Series L                04/27/01             25             -             -             -
      Met Investors MFS Mid Cap Growth B, Series N                03/21/01            160             -             -             -
      Met Investors MFS Mid Cap Growth B, Series O                04/27/01             14             -             -             -
      Met Investors MFS Mid Cap Growth B, Series P                03/21/01            169             -             -             -
      Met Investors MFS Mid Cap Growth B, Series Q                04/27/01             15             -             -             -
      Met Investors MFS Mid Cap Growth B, Series S                03/21/01            126             -             -             -
      Met Investors MFS Mid Cap Growth B, Series T                04/27/01              -             -             -             -
      Met Investors MFS Research International B                  03/21/01              3             -             -             -
      Met Investors MFS Research International B, Series H        03/21/01            168             -             -             -
      Met Investors MFS Research International B, Series I        03/21/01            480             -             -             -
      Met Investors MFS Research International B, Series J        04/27/01             23             -             -             -
      Met Investors MFS Research International B, Series K        03/21/01            148             -             -             -
      Met Investors MFS Research International B, Series L        04/27/01             35             -             -             -
      Met Investors MFS Research International B, Series N        03/21/01            167             -             -             -


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced             Sub-account Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                 Operations     6/30/01      12/31/00     12/31/99      12/31/98
                                                                 ----------   ------------  ------------ ------------  ------------

      Met Investors MFS Research International B, Series O        04/27/01       9.094092             -            -             -
      Met Investors MFS Research International B, Series P        03/21/01       9.088709             -            -             -
      Met Investors MFS Research International B, Series Q        04/27/01       9.092518             -            -             -
      Met Investors MFS Research International B, Series S        03/21/01       9.084973             -            -             -
      Met Investors MFS Research International B, Series T        04/27/01       9.090163             -            -             -
      AIM V.I. Value Fund                                               **       4.578196            **           **            **
      AIM V.I. Capital Appreciation Fund                                **       4.964304            **           **            **
      AIM V.I. International Equity Fund                                **       4.475250            **           **            **
      AIM V.I. Balanced Fund                                            **       5.001979            **           **            **
      MFS Research Series                                               **       4.710174            **           **            **
      MFS Investors Trust Series                                        **       4.492331            **           **            **
      MFS New Discovery Series                                          **       6.982677            **           **            **
      Oppenheimer Main Street Growth & Income Fund                      **       4.480199            **           **            **
      Oppenheimer Bond Fund                                             **       5.484242            **           **            **
      Oppenheimer MoneyFund                                             **       5.393101            **           **            **
      Oppenheimer Small Capital Growth Fund                             **       6.134193            **           **            **
      Oppenheimer Strategic Bond Fund                                   **       5.217783            **           **            **
      Fidelity VIP II Asset Manager                                     **       9.151263            **           **            **
      Fidelity VIP II Asset Manager, Series AA                          **       9.032603            **           **            **
      Fidelity VIP II Asset Manager, Series W                     05/13/93       9.172027            **           **            **
      Fidelity VIP II Asset Manager, Series ZZZ                         **       9.070975            **           **            **
      Fidelity VIP Growth Portfolio                                     **      14.462753            **           **            **
      Fidelity VIP Growth Portfolio, Series AA                          **      14.226715            **           **            **
      Fidelity VIP Growth Portfolio, Series V                           **      14.351526            **           **            **
      Fidelity VIP Growth Portfolio, Series W                     05/24/93      14.490951            **           **            **
      Fidelity VIP Growth Portfolio, Series ZZZ                         **      14.429689            **           **            **
      Fidelity VIP II Contrafund Portfolio                              **      11.952465            **           **            **
      Fidelity VIP II Contrafund Portfolio, Series AA                   **       6.585958            **           **            **
      Fidelity VIP II Contrafund Portfolio, Series W              05/16/95      11.976152            **           **            **
      Fidelity VIP Overseas                                             **       8.288191            **           **            **
      Fidelity VIP Overseas, Series V                                   **       7.162672            **           **            **
      Fidelity VIP Overseas, Series W                             05/24/93       8.307202            **           **            **
      Fidelity VIP Equity-Income Portfolio                              **      10.640390            **           **            **
      Fidelity VIP II Index 500                                         **      13.957788            **           **            **


                                                                 Commenced    Sub-account Accumulation Unit Net Assets (in thousand)
                                                                              ------------------------------------------------------
                                                                 Operations     6/30/01      12/31/00      12/31/99      12/31/98
                                                                 ----------   ------------  ------------  ------------  ------------

      Met Investors MFS Research International B, Series O        04/27/01             21             -             -             -
      Met Investors MFS Research International B, Series P        03/21/01            120             -             -             -
      Met Investors MFS Research International B, Series Q        04/27/01              -             -             -             -
      Met Investors MFS Research International B, Series S        03/21/01            210             -             -             -
      Met Investors MFS Research International B, Series T        04/27/01              -             -             -             -
      AIM V.I. Value Fund                                               **          2,394            **            **            **
      AIM V.I. Capital Appreciation Fund                                **          1,069            **            **            **
      AIM V.I. International Equity Fund                                **            799            **            **            **
      AIM V.I. Balanced Fund                                            **          1,577            **            **            **
      MFS Research Series                                               **            551            **            **            **
      MFS Investors Trust Series                                        **            213            **            **            **
      MFS New Discovery Series                                          **            617            **            **            **
      Oppenheimer Main Street Growth & Income Fund                      **          2,494            **            **            **
      Oppenheimer Bond Fund                                             **            375            **            **            **
      Oppenheimer MoneyFund                                             **            794            **            **            **
      Oppenheimer Small Capital Growth Fund                             **            153            **            **            **
      Oppenheimer Strategic Bond Fund                                   **            278            **            **            **
      Fidelity VIP II Asset Manager                                     **         41,715            **            **            **
      Fidelity VIP II Asset Manager, Series AA                          **         19,322            **            **            **
      Fidelity VIP II Asset Manager, Series W                     05/13/93        100,528            **            **            **
      Fidelity VIP II Asset Manager, Series ZZZ                         **         41,193            **            **            **
      Fidelity VIP Growth Portfolio                                     **         61,673            **            **            **
      Fidelity VIP Growth Portfolio, Series AA                          **         52,268            **            **            **
      Fidelity VIP Growth Portfolio, Series V                           **         22,463            **            **            **
      Fidelity VIP Growth Portfolio, Series W                     05/24/93        191,594            **            **            **
      Fidelity VIP Growth Portfolio, Series ZZZ                         **         58,082            **            **            **
      Fidelity VIP II Contrafund Portfolio                              **         39,537            **            **            **
      Fidelity VIP II Contrafund Portfolio, Series AA                   **          3,410            **            **            **
      Fidelity VIP II Contrafund Portfolio, Series W              05/16/95        177,811            **            **            **
      Fidelity VIP Overseas                                             **          8,664            **            **            **
      Fidelity VIP Overseas, Series V                                   **          8,688            **            **            **
      Fidelity VIP Overseas, Series W                             05/24/93            678            **            **            **
      Fidelity VIP Equity-Income Portfolio                              **         36,571            **            **            **
      Fidelity VIP II Index 500                                         **         59,973            **            **            **

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced              Sub-account Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                 Operations     6/30/01      12/31/00     12/31/99      12/31/98
                                                                 ----------   ------------  ------------ ------------  ------------

      Fidelity VIP II Index 500, Series AA                              **      13.902343            **           **            **
      Fidelity VIP II Index 500, Series W                         06/30/93      13.983992            **           **            **
      Fidelity VIP II Index 500, Series ZZZ                             **      14.034364            **           **            **
      Fidelity VIP Money Market                                         **       6.707585            **           **            **
      Fidelity VIP Money Market, Series AA                              **       6.940426            **           **            **
      Fidelity VIP Money Market, Series V                               **       6.867922            **           **            **
      Fidelity VIP Money Market, Series W                         11/12/93       6.747894            **           **            **
      Fidelity VIP Money Market, Series ZZZ                             **       6.762339            **           **            **
      Scudder International Portfolio                                   **       7.919774            **           **            **
      Scudder International Portfolio, Series W                   05/22/95       7.936218            **           **            **
      MetLife Janus Mid Cap                                             **       2.535270            **           **            **
      MetLife Russell 2000 Index                                        **       4.810681            **           **            **
      MetLife Putnam International Stock Fund                           **       3.788715            **           **            **
      MetLife Putnam Large Cap Growth Fund                              **       2.788878            **           **            **
      MetLife Loomis Sayles High Yield Bond                             **       4.743354            **           **            **
      VKM Emerging Growth Fund                                          **       5.548855            **           **            **
      VKM Enterprise Portfolio                                          **       3.821589            **           **            **
      VKM Strategic Stock Fund                                          **       4.687286            **           **            **
      Federated Equity Income Fund II                                   **       4.379691            **           **            **
      Federated High Income Bond Fund                                   **       4.535129            **           **            **
      Federated American Leaders II                                     **       4.913954            **           **            **
      Federated Growth Strategic Fund II                                **       4.683133            **           **            **
      Neuberger Berman Genesis                                          **       6.792759            **           **            **
      Neuberger Berman Partners                                         **       5.523278            **           **            **
      Alger Small Capitalization                                        **       6.709345            **           **            **
      Alger Small Capitalization, Series W                        05/22/95       6.724486            **           **            **
      T. Rowe Growth                                                    **      64.536893            **           **            **
      T. Rowe International                                             **       9.170572            **           **            **
      T. Rowe Prime Reserve                                             **      16.279808            **           **            **
      Janus Aspen Worldwide Growth                                      **       7.480336            **           **            **
      New England Zenith Davis Venture Value E                    03/21/01      10.684531            **           **            **
      New England Zenith Davis Venture Value E, Series H          03/21/01      10.687458             -            -             -


                                                                 Commenced    Sub-account Accumulation Unit Net Assets (in thousand)
                                                                              ------------------------------------------------------
                                                                 Operations     6/30/01      12/31/00      12/31/99      12/31/98
                                                                 ----------   ------------  ------------  ------------  ------------

      Fidelity VIP II Index 500, Series AA                              **         35,569            **            **            **
      Fidelity VIP II Index 500, Series W                         06/30/93        166,467            **            **            **
      Fidelity VIP II Index 500, Series ZZZ                             **         26,810            **            **            **
      Fidelity VIP Money Market                                         **         12,186            **            **            **
      Fidelity VIP Money Market, Series AA                              **          3,792            **            **            **
      Fidelity VIP Money Market, Series V                               **          1,886            **            **            **
      Fidelity VIP Money Market, Series W                         11/12/93         15,956            **            **            **
      Fidelity VIP Money Market, Series ZZZ                             **          2,332            **            **            **
      Scudder International Portfolio                                   **            787            **            **            **
      Scudder International Portfolio, Series W                   05/22/95         18,036            **            **            **
      MetLife Janus Mid Cap                                             **          1,214            **            **            **
      MetLife Russell 2000 Index                                        **            297            **            **            **
      MetLife Putnam International Stock Fund                           **            302            **            **            **
      MetLife Putnam Large Cap Growth Fund                              **            479            **            **            **
      MetLife Loomis Sayles High Yield Bond                             **             71            **            **            **
      VKM Emerging Growth Fund                                          **            907            **            **            **
      VKM Enterprise Portfolio                                          **            238            **            **            **
      VKM Strategic Stock Fund                                          **            244            **            **            **
      Federated Equity Income Fund II                                   **            509            **            **            **
      Federated High Income Bond Fund                                   **            351            **            **            **
      Federated American Leaders II                                     **          1,170            **            **            **
      Federated Growth Strategic Fund II                                **            256            **            **            **
      Neuberger Berman Genesis                                          **          2,959            **            **            **
      Neuberger Berman Partners                                         **          1,606            **            **            **
      Alger Small Capitalization                                        **         14,423            **            **            **
      Alger Small Capitalization, Series W                        05/22/95         46,254            **            **            **
      T. Rowe Growth                                                    **         90,594            **            **            **
      T. Rowe International                                             **         11,316            **            **            **
      T. Rowe Prime Reserve                                             **          1,619            **            **            **
      Janus Aspen Worldwide Growth                                      **          9,439            **            **            **
      New England Zenith Davis Venture Value E                    03/21/01            146            **            **            **
      New England Zenith Davis Venture Value E, Series H          03/21/01            436             -             -             -

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced             Sub-account Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                 Operations     6/30/01      12/31/00     12/31/99      12/31/98
                                                                 ----------   ------------  ------------ ------------  ------------

      New England Zenith Davis Venture Value E, Series I          03/21/01      10.680139             -            -             -
      New England Zenith Davis Venture Value, E, Series J         04/27/01      10.680841             -            -             -
      New England Zenith Davis Venture Value E, Series K          03/21/01      10.677214             -            -             -
      New England Zenith Davis Venture Value E, Series L          04/27/01      10.678997             -            -             -
      New England Zenith Davis Venture Value E, Series N          03/21/01      10.672832             -            -             -
      New England Zenith Davis Venture Value E, Series O          04/27/01      10.676232             -            -             -
      New England Zenith Davis Venture Value E, Series P          03/21/01      10.669903             -            -             -
      New England Zenith Davis Venture Value E, Series Q          04/27/01      10.674383             -            -             -
      New England Zenith Davis Venture Value E, Series S          03/21/01      10.665520             -            -             -
      New England Zenith Davis Venture Value E, Series T          04/27/01      10.671620             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value             03/21/01      11.349623             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series H   03/21/01      11.352724             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series I   03/21/01      11.344963             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series J   04/27/01      11.345711             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series K   03/21/01      11.341863             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series L   04/27/01      11.343755             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series N   03/21/01      11.337209             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series O   04/27/01      11.340823             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series P   03/21/01      11.334108             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series Q   04/27/01      11.338868             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series S   03/21/01      11.329455             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series T   04/27/01      11.335934             -            -             -


                                                                 Commenced    Sub-account Accumulation Unit Net Assets (in thousand)
                                                                              ------------------------------------------------------
                                                                 Operations     6/30/01      12/31/00      12/31/99      12/31/98
                                                                 ----------   ------------  ------------  ------------  ------------

      New England Zenith Davis Venture Value E, Series I          03/21/01            816             -             -             -
      New England Zenith Davis Venture Value, E, Series J         04/27/01             23             -             -             -
      New England Zenith Davis Venture Value E, Series K          03/21/01            503             -             -             -
      New England Zenith Davis Venture Value E, Series L          04/27/01             85             -             -             -
      New England Zenith Davis Venture Value E, Series N          03/21/01            334             -             -             -
      New England Zenith Davis Venture Value E, Series O          04/27/01             32             -             -             -
      New England Zenith Davis Venture Value E, Series P          03/21/01            448             -             -             -
      New England Zenith Davis Venture Value E, Series Q          04/27/01              -             -             -             -
      New England Zenith Davis Venture Value E, Series S          03/21/01            344             -             -             -
      New England Zenith Davis Venture Value E, Series T          04/27/01              -             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value             03/21/01            116             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series H   03/21/01            352             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series I   03/21/01            391             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series J   04/27/01             30             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series K   03/21/01            128             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series L   04/27/01             58             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series N   03/21/01            248             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series O   04/27/01             11             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series P   03/21/01            148             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series Q   04/27/01              -             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series S   03/21/01            130             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series T   04/27/01              -             -             -             -

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced         Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      Met Investors Lord Abbett Growth & Income                         **             **            **           **            **
      Met Investors Lord Abbett Growth & Income, Series AA              **             **            **           **            **
      Met Investors Lord Abbett Growth & Income, Series W         02/12/01             **            **           **            **
      Met Investors Lord Abbett Growth & Income, Series ZZZ             **             **            **           **            **
      Met Investors Lord Abbett Growth & Income B                 03/21/01         -4.93%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series H       03/21/01         -4.88%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series I       03/21/01         -5.00%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series J       04/27/01         -5.02%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series K       03/21/01         -5.04%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series L       04/27/01         -5.07%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series N       03/21/01         -5.11%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series O       04/27/01         -5.14%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series P       03/21/01         -8.42%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series Q       04/27/01         -5.19%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series S       03/21/01         -8.49%             -            -             -
      Met Investors Lord Abbett Growth & Income B, Series T       04/27/01         -5.26%             -            -             -
      Met Investors Bond Debenture B                              03/21/01          1.30%             -            -             -
      Met Investors Bond Debenture B, Series H                    03/21/01          1.35%             -            -             -
      Met Investors Bond Debenture B, Series I                    03/21/01          1.22%             -            -             -
      Met Investors Bond Debenture B, Series J                    04/27/01          1.20%             -            -             -
      Met Investors Bond Debenture B, Series K                    03/21/01          1.17%             -            -             -
      Met Investors Bond Debenture B, Series L                    04/27/01          1.15%             -            -             -
      Met Investors Bond Debenture B, Series N                    03/21/01          1.10%             -            -             -
      Met Investors Bond Debenture B, Series O                    04/27/01          1.07%             -            -             -
      Met Investors Bond Debenture B, Series P                    03/21/01         -1.90%             -            -             -
      Met Investors Bond Debenture B, Series Q                    04/27/01          1.02%             -            -             -
      Met Investors Bond Debenture B, Series S                    03/21/01         -1.98%             -            -             -
      Met Investors Bond Debenture B, Series T                    04/27/01          0.95%             -            -             -
      Met Investors Quality Bond Portfolio                              **             **            **           **            **
      Met Investors Quality Bond Portfolio, Series AA                   **             **            **           **            **
      Met Investors Quality Bond Portfolio, Series W                    **             **            **           **            **
      Met Investors Quality Bond Portfolio, Series ZZZ            02/12/01             **            **           **            **


                                                                 Commenced    Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      Met Investors Lord Abbett Growth & Income                         **          1.40%            **            **            **
      Met Investors Lord Abbett Growth & Income, Series AA              **          0.89%            **            **            **
      Met Investors Lord Abbett Growth & Income, Series W         02/12/01          1.35%             -             -             -
      Met Investors Lord Abbett Growth & Income, Series ZZZ             **          1.35%            **            **            **
      Met Investors Lord Abbett Growth & Income B                 03/21/01          1.40%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series H       03/21/01          1.30%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series I       03/21/01          1.55%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series J       04/27/01          1.60%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series K       03/21/01          1.65%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series L       04/27/01          1.70%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series N       03/21/01          1.80%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series O       04/27/01          1.85%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series P       03/21/01          1.90%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series Q       04/27/01          1.95%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series S       03/21/01          2.05%             -             -             -
      Met Investors Lord Abbett Growth & Income B, Series T       04/27/01          2.10%             -             -             -
      Met Investors Bond Debenture B                              03/21/01          1.40%             -             -             -
      Met Investors Bond Debenture B, Series H                    03/21/01          1.30%             -             -             -
      Met Investors Bond Debenture B, Series I                    03/21/01          1.55%             -             -             -
      Met Investors Bond Debenture B, Series J                    04/27/01          1.60%             -             -             -
      Met Investors Bond Debenture B, Series K                    03/21/01          1.65%             -             -             -
      Met Investors Bond Debenture B, Series L                    04/27/01          1.70%             -             -             -
      Met Investors Bond Debenture B, Series N                    03/21/01          1.80%             -             -             -
      Met Investors Bond Debenture B, Series O                    04/27/01          1.85%             -             -             -
      Met Investors Bond Debenture B, Series P                    03/21/01          1.90%             -             -             -
      Met Investors Bond Debenture B, Series Q                    04/27/01          1.95%             -             -             -
      Met Investors Bond Debenture B, Series S                    03/21/01          2.05%             -             -             -
      Met Investors Bond Debenture B, Series T                    04/27/01          2.10%             -             -             -
      Met Investors Quality Bond Portfolio                              **          1.40%            **            **            **
      Met Investors Quality Bond Portfolio, Series AA                   **          0.89%            **            **            **
      Met Investors Quality Bond Portfolio, Series W                    **          1.35%            **            **            **
      Met Investors Quality Bond Portfolio, Series ZZZ            02/12/01          1.35%             -             -             -

      * Information not available

METLIFE INVESTORS USA INSURANCE COMPANY
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced         Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      Met InvestorsBlackrock Equity                                     **             **            **           **            **
      Met InvestorsBlackrock Equity, Series V                           **             **            **           **            **
      Met Investors Blackrock Government Inc.                           **             **            **           **            **
      Met Investors Blackrock Government Income, Series V               **             **            **           **            **
      Met Investors Blackrock Government Income, Series W               **             **            **           **            **
      Met Investors Putnam Research B                             03/21/01         10.00%             -            -             -
      Met Investors Putnam Research B, Series H                   03/21/01         10.03%             -            -             -
      Met Investors Putnam Research B, Series I                   03/21/01          9.96%             -            -             -
      Met Investors Putnam Research B, Series J                   04/27/01          9.94%             -            -             -
      Met Investors Putnam Research B, Series K                   03/21/01          9.93%             -            -             -
      Met Investors Putnam Research B, Series L                   04/27/01          9.91%             -            -             -
      Met Investors Putnam Research B, Series N                   03/21/01          9.88%             -            -             -
      Met Investors Putnam Research B, Series O                   04/27/01          9.87%             -            -             -
      Met Investors Putnam Research B, Series P                   03/21/01          7.35%             -            -             -
      Met Investors Putnam Research B, Series Q                   04/27/01          9.84%             -            -             -
      Met Investors Putnam Research B, Series S                   03/21/01          7.30%             -            -             -
      Met Investors Putnam Research B, Series T                   04/27/01          9.79%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B            03/21/01          8.66%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series H  03/21/01          8.69%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series I  03/21/01          8.62%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series J  04/27/01          8.60%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series K  03/21/01          8.59%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series L  04/27/01          8.57%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series N  03/21/01          8.54%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series O  04/27/01          8.53%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series P  03/21/01          5.94%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series Q  04/27/01          8.50%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series S  03/21/01          5.89%             -            -             -
      Met Investors Oppenheimer Capital Appreciation B, Series T  04/27/01          8.45%             -            -             -
      Met Investors PIMCO Money Market B                          03/21/01          0.70%             -            -             -
      Met Investors PIMCO Money Market B, Series H                03/21/01          0.72%             -            -             -
      Met Investors PIMCO Money Market B, Series I                03/21/01          0.66%             -            -             -


                                                                 Commenced      Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      Met InvestorsBlackrock Equity                                     **          1.40%            **            **            **
      Met InvestorsBlackrock Equity, Series V                           **          1.15%            **            **            **
      Met Investors Blackrock Government Inc.                           **          1.40%            **            **            **
      Met Investors Blackrock Government Income, Series V               **          1.15%            **            **            **
      Met Investors Blackrock Government Income, Series W               **          1.35%            **            **            **
      Met Investors Putnam Research B                             03/21/01          1.40%             -             -             -
      Met Investors Putnam Research B, Series H                   03/21/01          1.30%             -             -             -
      Met Investors Putnam Research B, Series I                   03/21/01          1.55%             -             -             -
      Met Investors Putnam Research B, Series J                   04/27/01          1.60%             -             -             -
      Met Investors Putnam Research B, Series K                   03/21/01          1.65%             -             -             -
      Met Investors Putnam Research B, Series L                   04/27/01          1.70%             -             -             -
      Met Investors Putnam Research B, Series N                   03/21/01          1.80%             -             -             -
      Met Investors Putnam Research B, Series O                   04/27/01          1.85%             -             -             -
      Met Investors Putnam Research B, Series P                   03/21/01          1.90%             -             -             -
      Met Investors Putnam Research B, Series Q                   04/27/01          1.95%             -             -             -
      Met Investors Putnam Research B, Series S                   03/21/01          2.05%             -             -             -
      Met Investors Putnam Research B, Series T                   04/27/01          2.10%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B            03/21/01          1.40%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series H  03/21/01          1.30%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series I  03/21/01          1.55%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series J  04/27/01          1.60%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series K  03/21/01          1.65%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series L  04/27/01          1.70%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series N  03/21/01          1.80%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series O  04/27/01          1.85%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series P  03/21/01          1.90%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series Q  04/27/01          1.95%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series S  03/21/01          2.05%             -             -             -
      Met Investors Oppenheimer Capital Appreciation B, Series T  04/27/01          2.10%             -             -             -
      Met Investors PIMCO Money Market B                          03/21/01          1.40%             -             -             -
      Met Investors PIMCO Money Market B, Series H                03/21/01          1.30%             -             -             -
      Met Investors PIMCO Money Market B, Series I                03/21/01          1.55%             -             -             -


METLIFE INVESTORS USA INSURANCE COMPANY
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced          Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      Met Investors PIMCO Money Market B, Series J                04/27/01          0.64%             -            -             -
      Met Investors PIMCO Money Market B, Series K                03/21/01          0.63%             -            -             -
      Met Investors PIMCO Money Market B, Series L                04/27/01          0.61%             -            -             -
      Met Investors PIMCO Money Market B, Series N                03/21/01          0.59%             -            -             -
      Met Investors PIMCO Money Market B, Series O                04/27/01          0.57%             -            -             -
      Met Investors PIMCO Money Market B, Series P                03/21/01         -2.41%             -            -             -
      Met Investors PIMCO Money Market B, Series Q                04/27/01          0.54%             -            -             -
      Met Investors PIMCO Money Market B, Series S                03/21/01         -2.45%             -            -             -
      Met Investors PIMCO Money Market B, Series T                04/27/01          0.50%             -            -             -
      Met Investors Janus Aggressive Growth B                     03/21/01          2.66%             -            -             -
      Met Investors Janus Aggressive Growth B, Series H           03/21/01          2.69%             -            -             -
      Met Investors Janus Aggressive Growth B, Series I           03/21/01          2.62%             -            -             -
      Met Investors Janus Aggressive Growth B, Series J           04/27/01          2.60%             -            -             -
      Met Investors Janus Aggressive Growth B, Series K           03/21/01          2.59%             -            -             -
      Met Investors Janus Aggressive Growth B, Series L           04/27/01          2.57%             -            -             -
      Met Investors Janus Aggressive Growth B, Series N           03/21/01          2.54%             -            -             -
      Met Investors Janus Aggressive Growth B, Series O           04/27/01          2.53%             -            -             -
      Met Investors Janus Aggressive Growth B, Series P           03/21/01         -0.36%             -            -             -
      Met Investors Janus Aggressive Growth B, Series Q           04/27/01          2.50%             -            -             -
      Met Investors Janus Aggressive Growth B, Series S           03/21/01         -0.40%             -            -             -
      Met Investors Janus Aggressive Growth B, Series T           04/27/01          2.46%             -            -             -
      Met Investors PIMCO Total Return Bond B                     03/21/01         -1.04%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series H           03/21/01         -1.01%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series I           03/21/01         -1.08%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series J           04/27/01         -1.10%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series K           03/21/01         -1.11%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series L           04/27/01         -1.12%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series N           03/21/01         -1.15%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series O           04/27/01         -1.16%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series P           03/21/01         -4.24%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series Q           04/27/01         -1.19%             -            -             -
      Met Investors PIMCO Total Return Bond B, Series S           03/21/01         -4.28%             -            -             -


                                                                 Commenced     Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      Met Investors PIMCO Money Market B, Series J                04/27/01          1.60%             -             -             -
      Met Investors PIMCO Money Market B, Series K                03/21/01          1.65%             -             -             -
      Met Investors PIMCO Money Market B, Series L                04/27/01          1.70%             -             -             -
      Met Investors PIMCO Money Market B, Series N                03/21/01          1.80%             -             -             -
      Met Investors PIMCO Money Market B, Series O                04/27/01          1.85%             -             -             -
      Met Investors PIMCO Money Market B, Series P                03/21/01          1.90%             -             -             -
      Met Investors PIMCO Money Market B, Series Q                04/27/01          1.95%             -             -             -
      Met Investors PIMCO Money Market B, Series S                03/21/01          2.05%             -             -             -
      Met Investors PIMCO Money Market B, Series T                04/27/01          2.10%             -             -             -
      Met Investors Janus Aggressive Growth B                     03/21/01          1.40%             -             -             -
      Met Investors Janus Aggressive Growth B, Series H           03/21/01          1.30%             -             -             -
      Met Investors Janus Aggressive Growth B, Series I           03/21/01          1.55%             -             -             -
      Met Investors Janus Aggressive Growth B, Series J           04/27/01          1.60%             -             -             -
      Met Investors Janus Aggressive Growth B, Series K           03/21/01          1.65%             -             -             -
      Met Investors Janus Aggressive Growth B, Series L           04/27/01          1.70%             -             -             -
      Met Investors Janus Aggressive Growth B, Series N           03/21/01          1.80%             -             -             -
      Met Investors Janus Aggressive Growth B, Series O           04/27/01          1.85%             -             -             -
      Met Investors Janus Aggressive Growth B, Series P           03/21/01          1.90%             -             -             -
      Met Investors Janus Aggressive Growth B, Series Q           04/27/01          1.95%             -             -             -
      Met Investors Janus Aggressive Growth B, Series S           03/21/01          2.05%             -             -             -
      Met Investors Janus Aggressive Growth B, Series T           04/27/01          2.10%             -             -             -
      Met Investors PIMCO Total Return Bond B                     03/21/01          1.40%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series H           03/21/01          1.30%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series I           03/21/01          1.55%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series J           04/27/01          1.60%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series K           03/21/01          1.65%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series L           04/27/01          1.70%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series N           03/21/01          1.80%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series O           04/27/01          1.85%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series P           03/21/01          1.90%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series Q           04/27/01          1.95%             -             -             -
      Met Investors PIMCO Total Return Bond B, Series S           03/21/01          2.05%             -             -             -


METLIFE INVESTORS USA INSURANCE COMPANY
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced          Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      Met Investors PIMCO Total Return Bond B, Series T           04/27/01         -1.23%             -            -             -
      Met Investors PIMCO Innovation B                            03/21/01          4.36%             -            -             -
      Met Investors PIMCO Innovation B, Series H                  03/21/01          4.38%             -            -             -
      Met Investors PIMCO Innovation B, Series I                  03/21/01          4.31%             -            -             -
      Met Investors PIMCO Innovation B, Series J                  04/27/01          4.30%             -            -             -
      Met Investors PIMCO Innovation B, Series K                  03/21/01          4.28%             -            -             -
      Met Investors PIMCO Innovation B, Series L                  04/27/01          4.27%             -            -             -
      Met Investors PIMCO Innovation B, Series N                  03/21/01          4.24%             -            -             -
      Met Investors PIMCO Innovation B, Series O                  04/27/01          4.23%             -            -             -
      Met Investors PIMCO Innovation B, Series P                  03/21/01          1.42%             -            -             -
      Met Investors PIMCO Innovation B, Series Q                  04/27/01          4.20%             -            -             -
      Met Investors PIMCO Innovation B, Series S                  03/21/01          1.38%             -            -             -
      Met Investors PIMCO Innovation B, Series T                  04/27/01          4.16%             -            -             -
      Met Investors MFS Mid Cap Growth B                          03/21/01         16.67%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series H                03/21/01         16.70%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series I                03/21/01         16.62%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series J                04/27/01         16.61%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series K                03/21/01         16.59%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series L                04/27/01         16.57%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series N                03/21/01         16.54%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series O                04/27/01         16.53%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series P                03/21/01         14.34%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series Q                04/27/01         16.49%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series S                03/21/01         14.29%             -            -             -
      Met Investors MFS Mid Cap Growth B, Series T                04/27/01         16.45%             -            -             -
      Met Investors MFS Research International B                  03/21/01          3.36%             -            -             -
      Met Investors MFS Research International B, Series H        03/21/01          3.38%             -            -             -
      Met Investors MFS Research International B, Series I        03/21/01          3.31%             -            -             -
      Met Investors MFS Research International B, Series J        04/27/01          3.30%             -            -             -
      Met Investors MFS Research International B, Series K        03/21/01          3.29%             -            -             -
      Met Investors MFS Research International B, Series L        04/27/01          3.27%             -            -             -
      Met Investors MFS Research International B, Series N        03/21/01          3.24%             -            -             -


                                                                 Commenced      Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      Met Investors PIMCO Total Return Bond B, Series T           04/27/01          2.10%             -             -             -
      Met Investors PIMCO Innovation B                            03/21/01          1.40%             -             -             -
      Met Investors PIMCO Innovation B, Series H                  03/21/01          1.30%             -             -             -
      Met Investors PIMCO Innovation B, Series I                  03/21/01          1.55%             -             -             -
      Met Investors PIMCO Innovation B, Series J                  04/27/01          1.60%             -             -             -
      Met Investors PIMCO Innovation B, Series K                  03/21/01          1.65%             -             -             -
      Met Investors PIMCO Innovation B, Series L                  04/27/01          1.70%             -             -             -
      Met Investors PIMCO Innovation B, Series N                  03/21/01          1.80%             -             -             -
      Met Investors PIMCO Innovation B, Series O                  04/27/01          1.85%             -             -             -
      Met Investors PIMCO Innovation B, Series P                  03/21/01          1.90%             -             -             -
      Met Investors PIMCO Innovation B, Series Q                  04/27/01          1.95%             -             -             -
      Met Investors PIMCO Innovation B, Series S                  03/21/01          2.05%             -             -             -
      Met Investors PIMCO Innovation B, Series T                  04/27/01          2.10%             -             -             -
      Met Investors MFS Mid Cap Growth B                          03/21/01          1.40%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series H                03/21/01          1.30%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series I                03/21/01          1.55%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series J                04/27/01          1.60%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series K                03/21/01          1.65%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series L                04/27/01          1.70%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series N                03/21/01          1.80%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series O                04/27/01          1.85%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series P                03/21/01          1.90%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series Q                04/27/01          1.95%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series S                03/21/01          2.05%             -             -             -
      Met Investors MFS Mid Cap Growth B, Series T                04/27/01          2.10%             -             -             -
      Met Investors MFS Research International B                  03/21/01          1.40%             -             -             -
      Met Investors MFS Research International B, Series H        03/21/01          1.30%             -             -             -
      Met Investors MFS Research International B, Series I        03/21/01          1.55%             -             -             -
      Met Investors MFS Research International B, Series J        04/27/01          1.60%             -             -             -
      Met Investors MFS Research International B, Series K        03/21/01          1.65%             -             -             -
      Met Investors MFS Research International B, Series L        04/27/01          1.70%             -             -             -
      Met Investors MFS Research International B, Series N        03/21/01          1.80%             -             -             -

METLIFE INVESTORS USA INSURANCE COMPANY
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced         Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      Met Investors MFS Research International B, Series O        04/27/01          3.23%             -            -             -
      Met Investors MFS Research International B, Series P        03/21/01          0.38%             -            -             -
      Met Investors MFS Research International B, Series Q        04/27/01          3.20%             -            -             -
      Met Investors MFS Research International B, Series S        03/21/01          0.33%             -            -             -
      Met Investors MFS Research International B, Series T        04/27/01          3.16%             -            -             -
      AIM V.I. Value Fund                                               **             **            **           **            **
      AIM V.I. Capital Appreciation Fund                                **             **            **           **            **
      AIM V.I. International Equity Fund                                **             **            **           **            **
      AIM V.I. Balanced Fund                                            **             **            **           **            **
      MFS Research Series                                               **             **            **           **            **
      MFS Investors Trust Series                                        **             **            **           **            **
      MFS New Discovery Series                                          **             **            **           **            **
      Oppenheimer Main Street Growth & Income Fund                      **             **            **           **            **
      Oppenheimer Bond Fund                                             **             **            **           **            **
      Oppenheimer MoneyFund                                             **             **            **           **            **
      Oppenheimer Small Capital Growth Fund                             **             **            **           **            **
      Oppenheimer Strategic Bond Fund                                   **             **            **           **            **
      Fidelity VIP II Asset Manager                                     **             **            **           **            **
      Fidelity VIP II Asset Manager, Series AA                          **             **            **           **            **
      Fidelity VIP II Asset Manager, Series W                     05/13/93         -7.72%         3.41%        9.33%        16.98%
      Fidelity VIP II Asset Manager, Series ZZZ                         **             **            **           **            **
      Fidelity VIP Growth Portfolio                                     **             **            **           **            **
      Fidelity VIP Growth Portfolio, Series AA                          **             **            **           **            **
      Fidelity VIP Growth Portfolio, Series V                           **             **            **           **            **
      Fidelity VIP Growth Portfolio, Series W                     05/24/93        -24.08%        24.56%       32.18%        27.50%
      Fidelity VIP Growth Portfolio, Series ZZZ                         **             **            **           **            **
      Fidelity VIP II Contrafund Portfolio                              **             **            **           **            **
      Fidelity VIP II Contrafund Portfolio, Series AA                   **             **            **           **            **
      Fidelity VIP II Contrafund Portfolio, Series W              05/16/95         20.52%        -5.16%       17.31%        20.78%
      Fidelity VIP Overseas                                             **             **            **           **            **
      Fidelity VIP Overseas, Series V                                   **             **            **           **            **
      Fidelity VIP Overseas, Series W                             05/24/93        -25.81%        23.56%        3.72%         9.61%
      Fidelity VIP Equity-Income Portfolio                              **             **            **           **            **
      Fidelity VIP II Index 500                                         **             **            **           **            **


                                                                 Commenced      Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      Met Investors MFS Research International B, Series O        04/27/01          1.85%             -             -             -
      Met Investors MFS Research International B, Series P        03/21/01          1.90%             -             -             -
      Met Investors MFS Research International B, Series Q        04/27/01          1.95%             -             -             -
      Met Investors MFS Research International B, Series S        03/21/01          2.05%             -             -             -
      Met Investors MFS Research International B, Series T        04/27/01          2.10%             -             -             -
      AIM V.I. Value Fund                                               **          1.40%            **            **            **
      AIM V.I. Capital Appreciation Fund                                **          1.40%            **            **            **
      AIM V.I. International Equity Fund                                **          1.40%            **            **            **
      AIM V.I. Balanced Fund                                            **          1.40%            **            **            **
      MFS Research Series                                               **          1.40%            **            **            **
      MFS Investors Trust Series                                        **          1.40%            **            **            **
      MFS New Discovery Series                                          **          1.40%            **            **            **
      Oppenheimer Main Street Growth & Income Fund                      **          1.40%            **            **            **
      Oppenheimer Bond Fund                                             **          1.40%            **            **            **
      Oppenheimer MoneyFund                                             **          1.40%            **            **            **
      Oppenheimer Small Capital Growth Fund                             **          1.40%            **            **            **
      Oppenheimer Strategic Bond Fund                                   **          1.40%            **            **            **
      Fidelity VIP II Asset Manager                                     **          1.40%            **            **            **
      Fidelity VIP II Asset Manager, Series AA                          **          0.89%            **            **            **
      Fidelity VIP II Asset Manager, Series W                     05/13/93          1.35%         1.35%         1.35%         1.35%
      Fidelity VIP II Asset Manager, Series ZZZ                         **          1.35%            **            **            **
      Fidelity VIP Growth Portfolio                                     **          1.40%            **            **            **
      Fidelity VIP Growth Portfolio, Series AA                          **          0.89%            **            **            **
      Fidelity VIP Growth Portfolio, Series V                           **          1.15%            **            **            **
      Fidelity VIP Growth Portfolio, Series W                     05/24/93          1.35%         1.35%         1.35%         1.35%
      Fidelity VIP Growth Portfolio, Series ZZZ                         **          1.35%            **            **            **
      Fidelity VIP II Contrafund Portfolio                              **          1.40%            **            **            **
      Fidelity VIP II Contrafund Portfolio, Series AA                   **          0.89%            **            **            **
      Fidelity VIP II Contrafund Portfolio, Series W              05/16/95          1.35%         1.35%         1.35%         1.35%
      Fidelity VIP Overseas                                             **          1.40%            **            **            **
      Fidelity VIP Overseas, Series V                                   **          1.15%            **            **            **
      Fidelity VIP Overseas, Series W                             05/24/93          1.35%         1.35%         1.35%         1.35%
      Fidelity VIP Equity-Income Portfolio                              **          1.40%            **            **            **
      Fidelity VIP II Index 500                                         **          1.40%            **            **            **

METLIFE INVESTORS USA INSURANCE COMPANY
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced           Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      Fidelity VIP II Index 500, Series AA                              **             **            **           **            **
      Fidelity VIP II Index 500, Series W                         06/30/93        -15.55%         5.51%       20.79%        27.90%
      Fidelity VIP II Index 500, Series ZZZ                             **             **            **           **            **
      Fidelity VIP Money Market                                         **             **            **           **            **
      Fidelity VIP Money Market, Series AA                              **             **            **           **            **
      Fidelity VIP Money Market, Series V                               **             **            **           **            **
      Fidelity VIP Money Market, Series W                         11/12/93          4.79%         4.33%        3.77%         4.13%
      Fidelity VIP Money Market, Series ZZZ                             **             **            **           **            **
      Scudder International Portfolio                                   **             **            **           **            **
      Scudder International Portfolio, Series W                   05/22/95         -0.02%        23.49%       -2.72%        -0.56%
      MetLife Janus Mid Cap                                             **             **            **           **            **
      MetLife Russell 2000 Index                                        **             **            **           **            **
      MetLife Putnam International Stock Fund                           **             **            **           **            **
      MetLife Putnam Large Cap Growth Fund                              **             **            **           **            **
      MetLife Loomis Sayles High Yield Bond                             **             **            **           **            **
      VKM Emerging Growth Fund                                          **             **            **           **            **
      VKM Enterprise Portfolio                                          **             **            **           **            **
      VKM Strategic Stock Fund                                          **             **            **           **            **
      Federated Equity Income Fund II                                   **             **            **           **            **
      Federated High Income Bond Fund                                   **             **            **           **            **
      Federated American Leaders II                                     **             **            **           **            **
      Federated Growth Strategic Fund II                                **             **            **           **            **
      Neuberger Berman Genesis                                          **             **            **           **            **
      Neuberger Berman Partners                                         **             **            **           **            **
      Alger Small Capitalization                                        **             **            **           **            **
      Alger Small Capitalization, Series W                        05/22/95        -37.69%        24.83%       13.99%        23.74%
      T. Rowe Growth                                                    **             **            **           **            **
      T. Rowe International                                             **             **            **           **            **
      T. Rowe Prime Reserve                                             **             **            **           **            **
      Janus Aspen Worldwide Growth                                      **             **            **           **            **
      New England Zenith Davis Venture Value E                    03/21/01         -7.90%             -            -             -
      New England Zenith Davis Venture Value E, Series H          03/21/01         -7.85%             -            -             -


                                                                 Commenced       Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      Fidelity VIP II Index 500, Series AA                              **          0.89%            **            **            **
      Fidelity VIP II Index 500, Series W                         06/30/93          1.35%         1.35%         1.35%         1.35%
      Fidelity VIP II Index 500, Series ZZZ                             **          1.35%            **            **            **
      Fidelity VIP Money Market                                         **          1.40%            **            **            **
      Fidelity VIP Money Market, Series AA                              **          0.89%            **            **            **
      Fidelity VIP Money Market, Series V                               **          1.15%            **            **            **
      Fidelity VIP Money Market, Series W                         11/12/93          1.35%         1.35%         1.35%         1.35%
      Fidelity VIP Money Market, Series ZZZ                             **          1.35%            **            **            **
      Scudder International Portfolio                                   **          1.40%            **            **            **
      Scudder International Portfolio, Series W                   05/22/95          1.35%         1.35%         1.35%         1.35%
      MetLife Janus Mid Cap                                             **          1.40%            **            **            **
      MetLife Russell 2000 Index                                        **          1.40%            **            **            **
      MetLife Putnam International Stock Fund                           **          1.40%            **            **            **
      MetLife Putnam Large Cap Growth Fund                              **          1.40%            **            **            **
      MetLife Loomis Sayles High Yield Bond                             **          1.40%            **            **            **
      VKM Emerging Growth Fund                                          **          1.40%            **            **            **
      VKM Enterprise Portfolio                                          **          1.40%            **            **            **
      VKM Strategic Stock Fund                                          **          1.40%            **            **            **
      Federated Equity Income Fund II                                   **          1.40%            **            **            **
      Federated High Income Bond Fund                                   **          1.40%            **            **            **
      Federated American Leaders II                                     **          1.40%            **            **            **
      Federated Growth Strategic Fund II                                **          1.40%            **            **            **
      Neuberger Berman Genesis                                          **          1.40%            **            **            **
      Neuberger Berman Partners                                         **          1.40%            **            **            **
      Alger Small Capitalization                                        **          1.40%            **            **            **
      Alger Small Capitalization, Series W                        05/22/95          1.35%         1.35%         1.35%         1.35%
      T. Rowe Growth                                                    **          1.40%            **            **            **
      T. Rowe International                                             **          1.40%            **            **            **
      T. Rowe Prime Reserve                                             **          1.40%            **            **            **
      Janus Aspen Worldwide Growth                                      **          1.40%            **            **            **
      New England Zenith Davis Venture Value E                    03/21/01          1.40%             -             -             -
      New England Zenith Davis Venture Value E, Series H          03/21/01          1.40%             -             -             -

METLIFE INVESTORS USA INSURANCE COMPANY
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                 Commenced          Sub-account Accumulation Unit Total Return
                                                                              -------------------------- --------------------------
                                                                 Operations      2001          2000         1999          1998
                                                                 ----------   ------------  ------------ ------------  ------------

      New England Zenith Davis Venture Value E, Series I          03/21/01         -7.97%             -            -             -
      New England Zenith Davis Venture Value E, Series J          04/27/01         -7.99%             -            -             -
      New England Zenith Davis Venture Value E, Series K          03/21/01         -8.01%             -            -             -
      New England Zenith Davis Venture Value E, Series L          04/27/01         -8.03%             -            -             -
      New England Zenith Davis Venture Value E, Series N          03/21/01         -8.08%             -            -             -
      New England Zenith Davis Venture Value E, Series O          04/27/01         -8.10%             -            -             -
      New England Zenith Davis Venture Value E, Series P          03/21/01        -11.53%             -            -             -
      New England Zenith Davis Venture Value E, Series Q          04/27/01         -8.15%             -            -             -
      New England Zenith Davis Venture Value E, Series S          03/21/01        -11.60%             -            -             -
      New England Zenith Davis Venture Value E, Series T          04/27/01         -8.22%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value             03/21/01         19.37%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series H   03/21/01         19.43%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series I   03/21/01         19.28%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series J   04/27/01         19.25%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series K   03/21/01         19.22%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series L   04/27/01         19.19%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series N   03/21/01         19.13%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series O   04/27/01         19.10%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series P   03/21/01         17.03%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series Q   04/27/01         19.04%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series S   03/21/01         16.93%             -            -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series T   04/27/01         18.95%             -            -             -


                                                                 Commenced      Sub-Account Expense as a % of Average Net Assets*
                                                                              ------------------------------------------------------
                                                                 Operations      2001          2000          1999          1998
                                                                 ----------   ------------  ------------  ------------  ------------

      New England Zenith Davis Venture Value E, Series I          03/21/01          1.55%             -             -             -
      New England Zenith Davis Venture Value E, Series J          04/27/01          1.60%             -             -             -
      New England Zenith Davis Venture Value E, Series K          03/21/01          1.65%             -             -             -
      New England Zenith Davis Venture Value E, Series L          04/27/01          1.70%             -             -             -
      New England Zenith Davis Venture Value E, Series N          03/21/01          1.80%             -             -             -
      New England Zenith Davis Venture Value E, Series O          04/27/01          1.85%             -             -             -
      New England Zenith Davis Venture Value E, Series P          03/21/01          1.90%             -             -             -
      New England Zenith Davis Venture Value E, Series Q          04/27/01          1.95%             -             -             -
      New England Zenith Davis Venture Value E, Series S          03/21/01          2.05%             -             -             -
      New England Zenith Davis Venture Value E, Series T          04/27/01          2.10%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value             03/21/01          1.40%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series H   03/21/01          1.30%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series I   03/21/01          1.55%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series J   04/27/01          1.60%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series K   03/21/01          1.65%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series L   04/27/01          1.70%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series N   03/21/01          1.80%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series O   04/27/01          1.85%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series P   03/21/01          1.90%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series Q   04/27/01          1.95%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series S   03/21/01          2.05%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value, Series T   04/27/01          2.10%             -             -             -


      **Due to transition of operations, this information is currently not available.

      *The total return does not include contract charges and the inclusion of these charges would reduce the total return.
       The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending
      June 30, 2001 and the year ending December 31, 2000 follows:

                                                                                        Sub-account Realized Gain (Loss)
                                                                     ------------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                        Year or       Proceeds from Sales    of Fund Shares          Realized
                                                        Period         of Fund Shares           Redeemed            Gain (Loss)
                                                       ---------     ------------------    -------------------    ---------------


      Met Investors Lord Abbett Growth and Income          2001          $ 325,079,007          $ 307,697,280       $ 17,381,727
                                                           2000                      -                      -                  -

      Met Investors Lord Abbett Growth & Income B          2001                      -                      -                  -
                                                           2000                      -                      -                  -

      Met Investors Bond Debenture                         2001                 19,720                 19,700                 20
                                                           2000                      -                      -                  -

      Met Investors Quality Bond                           2001             26,000,839             26,484,930           (484,091)
                                                           2000                      -                      -                  -

      Met Investors Blackrock Equity                       2001              4,777,276              5,266,731           (489,455)
                                                           2000                      -                      -                  -

      Met Investors Blackrock Government                   2001              4,813,532              4,457,963            355,569
                                                           2000                      -                      -                  -

      Met Investors Putnam Research                        2001                  5,665                  5,570                 95
                                                           2000                      -                      -                  -

      Met Investors Oppenheimer Capital Appreciation       2001                 14,390                 13,843                547
                                                           2000                      -                      -                  -

      Met Investors PIMCO Money Market                     2001                168,208                168,209                 (1)
                                                           2000                      -                      -                  -

      Met Investors Janus Aggressive Growth                2001                 21,882                 22,092               (210)
                                                           2000                      -                      -                  -

      Met Investors PIMCO Total Return Bond                2001                 16,920                 16,941                (21)
                                                           2000                      -                      -                  -

      Met Investors PIMCO Innovation                       2001                 82,860                 86,241             (3,381)
                                                           2000                      -                      -                  -

      Met Investors MFS Mid Cap Growth                     2001                 43,876                 42,308              1,568
                                                           2000                      -                      -                  -


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                     Sub-account Realized Gain (Loss)
                                                                     ------------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                        Year or       Proceeds from Sales    of Fund Shares          Realized
                                                        Period         of Fund Shares           Redeemed            Gain (Loss)
                                                       ---------     ------------------    -------------------    ---------------


      Met Investors Research International                 2001               $ 20,779               $ 20,703               $ 76
                                                           2000                      -                      -                  -

      AIM V.I. Value                                       2001                134,943                150,710            (15,767)
                                                           2000                      -                      -                  -

      AIM V.I. Capital Appreciation                        2001                109,797                129,625            (19,828)
                                                           2000                      -                      -                  -

      AIM V.I. International                               2001                 96,033                118,789            (22,756)
                                                           2000                      -                      -                  -

      AIM V.I. Balanced                                    2001                226,029                231,686             (5,657)
                                                           2000                      -                      -                  -

      MFS Research Series                                  2001                106,704                117,898            (11,194)
                                                           2000                      -                      -                  -

      MFS Investors Trust                                  2001                  6,359                  6,893               (534)
                                                           2000                      -                      -                  -

      MFS New Discovery                                    2001                101,328                117,414            (16,086)
                                                           2000                      -                      -                  -

      Oppenheimer Main Street Growth & Income              2001                199,738                193,163              6,575
                                                           2000                      -                      -                  -

      Oppenheimer Bond                                     2001                 29,933                 10,332             19,601
                                                           2000                      -                      -                  -

      Oppenheimer Strategic Bond                           2001                 43,884                 41,952              1,932
                                                           2000                      -                      -                  -

      Oppenheimer Small Capital Growth                     2001                  6,755                  7,514               (759)
                                                           2000                      -                      -                  -

      Oppenheimer Money Fund                               2001              2,065,124              2,022,629             42,495
                                                           2000                      -                      -                  -





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                     Sub-account Realized Gain (Loss)
                                                                     ------------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                        Year or       Proceeds from Sales    of Fund Shares          Realized
                                                        Period         of Fund Shares           Redeemed            Gain (Loss)
                                                       ---------     ------------------    -------------------    ---------------


      Fidelity VIP II Asset Manager                        2001              6,364,044              7,082,197           (718,153)
                                                           2000                      -                      -                  -

      Fidelity VIP Growth                                  2001             13,830,582             14,303,115           (472,533)
                                                           2000                      -                      -                  -

      Fidelity VIP II Contrafund                           2001              2,955,820              3,034,192            (78,372)
                                                           2000                      -                      -                  -

      Fidelity VIP Overseas                                2001              1,369,260              1,399,527            (30,267)
                                                           2000                      -                      -                  -

      Fidelity VIP Equity Income                           2001              1,724,131              1,366,378            357,753
                                                           2000                      -                      -                  -

      Fidelity VIP II Index 500                            2001              7,786,761              7,174,668            612,093
                                                           2000                      -                      -                  -

      Fidelity VIP Money Market                            2001             12,862,034             11,446,665          1,415,369
                                                           2000                      -                      -                  -

      Scudder International Equity                         2001              1,390,919              1,717,211           (326,292)
                                                           2000                      -                      -                  -

      MetLife Janus Mid Cap                                2001                167,063                211,816            (44,753)
                                                           2000                      -                      -                  -

      MetLife Russell 2000 Index                           2001                 26,153                 29,830             (3,677)
                                                           2000                      -                      -                  -

      MetLife Putnam International Stock                  2,001                 21,489                 24,042             (2,553)
                                                          2,000                      -                      -                  -

      MetLife Putnam Large Cap Growth                      2001                 46,148                 67,476            (21,328)
                                                           2000                      -                      -                  -

      MetLife Loomis Sayles High Yield Bond                2001                    914                    909                  5
                                                           2000                      -                      -                  -





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                     Sub-account Realized Gain (Loss)
                                                                     ------------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                        Year or       Proceeds from Sales    of Fund Shares          Realized
                                                        Period         of Fund Shares           Redeemed            Gain (Loss)
                                                       ---------     ------------------    -------------------    ---------------


      Van Kampen Emerging Growth                           2001               $ 66,299               $ 92,413          $ (26,114)
                                                           2000                      -                      -                  -

      Van Kampen Enterprise                                2001                 75,757                 98,132            (22,375)
                                                           2000                      -                      -                  -

      Van Kampen Strategic Stock                           2001                  3,984                  3,733                251
                                                           2000                      -                      -                  -

      Federated Equity Income                              2001                 73,218                 40,674             32,544
                                                           2000                      -                      -                  -

      Federated High Income Bond                           2001                112,662                112,568                 94
                                                           2000                      -                      -                  -

      Federated American Leaders                           2001                118,154                 73,458             44,696
                                                           2000                      -                      -                  -

      Federated Growth Strategic                           2001                 20,457                 32,351            (11,894)
                                                           2000                      -                      -                  -

      Neuberger Berman Genesis                             2001                471,417                399,119             72,298
                                                           2000                      -                      -                  -

      Neuberger Berman Partners                            2001                 65,691                 70,354             (4,663)
                                                           2000                      -                      -                  -

      Alger Small Capitalization                           2001              1,438,918              2,437,581           (998,663)
                                                           2000                      -                      -                  -

      T. Rowe Growth                                       2001              6,648,928              7,600,572           (951,644)
                                                           2000                      -                      -                  -

      T. Rowe International                                2001              1,117,110              1,153,347            (36,237)
                                                           2000                      -                      -                  -

      T. Rowe Prime Reserve                                2001                619,638                517,404            102,234
                                                           2000                      -                      -                  -





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                     Sub-account Realized Gain (Loss)
                                                                     ------------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                        Year or       Proceeds from Sales    of Fund Shares          Realized
                                                        Period         of Fund Shares           Redeemed            Gain (Loss)
                                                       ---------     ------------------    -------------------    ---------------


      Janus Aspen Worldwide Growth                         2001              2,819,442              3,333,205           (513,763)
                                                           2000                      -                      -                  -

      New England Zenith Davis Venture Value               2001                 17,098                 16,955                143
                                                           2000                      -                      -                  -

      New England Zenith Harris Oakmark Mid Cap Value      2001                 30,514                 30,426                 88
                                                           2000                      -                      -                  -



































METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION:
                                                                            Sub-account Unrealized Appreciation (Depreciation)
                                                                     ------------------------------------------------------------
                                                                        Appreciation          Appreciation
                                                        Year or        (Depreciation)        (Depreciation)
                                                        Period         End of Period        Beginning of Period       Change
                                                       ---------     ------------------    -------------------    ---------------


      Met Investors Lord Abbett Growth and Income          2001           $ (7,553,375)          $ 10,892,904      $ (18,446,279)
                                                           2000             10,892,904             (7,094,433)        17,987,337

      Met Investors Lord Abbett Growth and Income B        2001                (89,938)                     -            (89,938)
                                                           2000                      -                      -                  -

      Met Investors Bond Debenture                         2001               (111,062)                     -           (111,062)
                                                           2000                      -                      -                  -

      Met Investors Quality Bond                           2001               (908,694)            (1,002,074)            93,380
                                                           2000             (1,002,074)            (2,136,059)         1,133,985

      Met Investors Blackrock Equity                       2001             (9,424,010)            (4,220,322)        (5,203,688)
                                                           2000             (4,220,322)             7,136,550        (11,356,872)

      Met Investors Blackrock Government                   2001                228,253               (479,846)           708,099
                                                           2000               (479,846)            (2,770,882)         2,291,036

      Met Investors Putnam Research                        2001                (16,645)                     -            (16,645)
                                                           2000                      -                      -                  -

      Met Investors Oppenheimer Capital Appreciation       2001                (61,057)                     -            (61,057)
                                                           2000                      -                      -                  -

      Met Investors PIMCO Money Market                     2001                     (8)                     -                 (8)
                                                           2000                      -                      -                  -

      Met Investors Janus Aggressive Growth                2001                (82,523)                     -            (82,523)
                                                           2000                      -                      -                  -

      Met Investors PIMCO Total Return Bond                2001                 (1,539)                     -             (1,539)
                                                           2000                      -                      -                  -

      Met Investors PIMCO Innovation                       2001                (19,661)                     -            (19,661)
                                                           2000                      -                      -                  -

      Met Investors MFS Mid Cap Growth                     2001                (30,738)                     -            (30,738)
                                                           2000                      -                      -                  -





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                          Sub-account Unrealized Appreciation (Depreciation)
                                                                     ------------------------------------------------------------
                                                                        Appreciation          Appreciation
                                                        Year or        (Depreciation)        (Depreciation)
                                                        Period         End of Period        Beginning of Period       Change
                                                       ---------     ------------------    -------------------    ---------------


      Met Investors Research International                 2001                (29,905)                     -            (29,905)
                                                           2000                      -                      -                  -

      AIM V.I. Value                                       2001               (541,322)              (365,429)          (175,893)
                                                           2000               (365,429)                 8,584           (374,013)

      AIM V.I. Capital Appreciation                        2001               (397,008)              (198,899)          (198,109)
                                                           2000               (198,899)                 2,307           (201,206)

      AIM V.I. International                               2001               (337,965)              (210,958)          (127,007)
                                                           2000               (210,958)                 2,822           (213,780)

      AIM V.I. Balanced                                    2001               (170,029)               (57,763)          (112,266)
                                                           2000                (57,763)                 9,259            (67,022)

      MFS Research Series                                  2001               (221,303)               (46,331)          (174,972)
                                                           2000                (46,331)                   575            (46,906)

      MFS Growth with Income                               2001                (28,439)                   168            (28,607)
                                                           2000                    168                    422               (254)

      MFS New Discovery                                    2001                (70,219)               (41,129)           (29,090)
                                                           2000                (41,129)                     -            (41,129)

      Oppenheimer Main Street Growth & Income              2001               (366,668)              (190,614)          (176,054)
                                                           2000               (190,614)                 8,267           (198,881)

      Oppenheimer Bond                                     2001                 (1,373)                 7,868             (9,241)
                                                           2000                  7,868                     (8)             7,876

      Oppenheimer Strategic Bond                           2001                (15,601)                   178            (15,779)
                                                           2000                    178                     28                150

      Oppenheimer Small Capital Growth                     2001                (18,980)               (13,562)            (5,418)
                                                           2000                (13,562)                 8,250            (21,812)

      Oppenheimer Money Fund                               2001                      -                      -                  -
                                                           2000                                             -                  -





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                           Sub-account Unrealized Appreciation (Depreciation)
                                                                     ------------------------------------------------------------
                                                                        Appreciation          Appreciation
                                                        Year or        (Depreciation)        (Depreciation)
                                                        Period         End of Period        Beginning of Period       Change
                                                       ---------     ------------------    -------------------    ---------------


      Fidelity VIP II Asset Manager                        2001          $ (24,773,765)          $ (6,034,456)       (18,739,309)
                                                           2000             (6,034,456)             6,030,115        (12,064,571)

      Fidelity VIP Growth                                  2001            (26,726,456)            42,228,524        (68,954,980)
                                                           2000             42,228,524             77,794,347        (35,565,823)

      Fidelity VIP II Contrafund                           2001             (8,238,210)            23,110,370        (31,348,580)
                                                           2000             23,110,370             33,147,421        (10,037,051)

      Fidelity VIP Overseas                                2001             (4,481,596)               266,846         (4,748,442)
                                                           2000                266,846              6,748,247         (6,481,401)

      Fidelity VIP Equity Income                           2001                524,967              3,284,407         (2,759,440)
                                                           2000              3,284,407                (25,221)         3,309,628

      Fidelity VIP II Index 500                            2001             19,249,586             42,387,880        (23,138,294)
                                                           2000             42,387,880             38,917,297          3,470,583

      Fidelity VIP Money Market                            2001                      -                      -                  -
                                                           2000                      -                      -                  -

      Scudder International Equity                         2001             (5,726,785)            (2,048,632)        (3,678,153)
                                                           2000             (2,048,632)             4,956,713         (7,005,345)

      MetLife Janus Mid Cap                                2001               (770,117)              (426,217)          (343,900)
                                                           2000               (426,217)                                 (426,217)

      MetLife Russell 2000 Index                           2001                (16,474)               (34,170)            17,696
                                                           2000                (34,170)                     -            (34,170)

      MetLife Putnam International Stock                   2001                (66,421)                (9,509)           (56,912)
                                                           2000                 (9,509)                     -             (9,509)

      MetLife Putnam Large Cap Growth                      2001               (227,056)              (103,053)          (124,003)
                                                           2000               (103,053)                     -           (103,053)

      MetLife Loomis Sayles High Yield Bond                2001                (13,829)                (1,282)           (12,547)
                                                           2000                 (1,282)                     -             (1,282)





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                          Sub-account Unrealized Appreciation (Depreciation)
                                                                     ------------------------------------------------------------
                                                                        Appreciation          Appreciation
                                                        Year or        (Depreciation)        (Depreciation)
                                                        Period         End of Period        Beginning of Period       Change
                                                       ---------     ------------------    -------------------    ---------------


      Van Kampen Emerging Growth                           2001             $ (447,895)            $ (208,318)          (239,577)
                                                           2000               (208,318)                 1,230           (209,548)

      Van Kampen Enterprise                                2001                (94,722)               (46,296)           (48,426)
                                                           2000                (46,296)                     -            (46,296)

      Van Kampen Strategic Stock                           2001                 19,491                 14,404              5,087
                                                           2000                 14,404                    (23)            14,427

      Federated Equity Income                              2001               (108,881)               (52,410)           (56,471)
                                                           2000                (52,410)                 2,553            (54,963)

      Federated High Income Bond                           2001                (63,387)               (30,590)           (32,797)
                                                           2000                (30,590)                   301            (30,891)

      Federated American Leaders                           2001                  9,872                 24,932            (15,060)
                                                           2000                 24,932                  2,068             22,864

      Federated Growth Strategic                           2001               (136,935)               (91,174)           (45,761)
                                                           2000                (91,174)                34,114           (125,288)

      Neuberger Berman Genesis                             2001                580,821                326,486            254,335
                                                           2000                326,486                 71,114            255,372

      Neuberger Berman Partners                            2001               (132,311)              (121,790)           (10,521)
                                                           2000               (121,790)               (18,909)          (102,881)

      Alger Small Capitalization                           2001            (52,656,129)           (36,228,998)       (16,427,131)
                                                           2000            (36,228,998)            18,105,055        (54,334,053)

      T. Rowe Growth                                       2001            (13,718,204)            (6,929,483)        (6,788,721)
                                                           2000             (6,929,483)                69,326         (6,998,809)

      T. Rowe International                                2001             (2,600,312)              (434,717)        (2,165,595)
                                                           2000               (434,717)             4,098,232         (4,532,949)

      T. Rowe Prime Reserve                                2001                      -                      -                  -
                                                           2000                      -                      -                  -





METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                           Sub-account Unrealized Appreciation (Depreciation)
                                                                     ------------------------------------------------------------
                                                                        Appreciation          Appreciation
                                                        Year or        (Depreciation)        (Depreciation)
                                                        Period         End of Period        Beginning of Period       Change
                                                       ---------     ------------------    -------------------    ---------------


      Janus Aspen Worldwide Growth                         2001             (2,713,827)            (1,623,906)        (1,089,921)
                                                           2000             (1,623,906)             1,768,384         (3,392,290)

      New England Zenith Davis Venture Value               2001                (57,139)                     -            (57,139)
                                                           2000                      -                      -                  -

      New England Zenith Harris Oakmark Mid Cap Value      2001                 39,533                      -             39,533
                                                           2000                      -                      -                  -










METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING

                                                                     6/30/01        12/31/00        12/31/99        12/31/98
                                                                  --------------  --------------  --------------  --------------

      Sub-account accumulation units:
       Met Investors Lord Abbett Growth & Income                      2,837,142             N/A             N/A             N/A
       Met Investors Lord Abbett Growth & Income, Series AA           1,466,931             N/A             N/A             N/A
       Met Investors Lord Abbett Growth & Income, Series W            6,770,471             N/A             N/A             N/A
       Met Investors Lord Abbett Growth & Income, Series ZZZ          2,357,778             N/A             N/A             N/A
       Met Investors Lord Abbett Growth & Income B                        4,257               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series H             13,096               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series I             17,216               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series J                781               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series K             17,018               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series L              2,621               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series N              8,362               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series O                145               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series P              6,244               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series Q                354               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series S             14,719               -               -               -
       Met Investors Lord Abbett Growth & Income B, Series T                  2               -               -               -
       Met Investors Bond Debenture B                                       810               -               -               -
       Met Investors Bond Debenture B, Series H                          10,895               -               -               -
       Met Investors Bond Debenture B, Series I                          23,738               -               -               -
       Met Investors Bond Debenture B, Series J                           1,061               -               -               -
       Met Investors Bond Debenture B, Series K                          24,864               -               -               -
       Met Investors Bond Debenture B, Series L                             718               -               -               -
       Met Investors Bond Debenture B, Series N                           8,852               -               -               -
       Met Investors Bond Debenture B, Series O                             563               -               -               -
       Met Investors Bond Debenture B, Series P                           2,166               -               -               -
       Met Investors Bond Debenture B, Series Q                               7               -               -               -
       Met Investors Bond Debenture B, Series S                          12,344               -               -               -
       Met Investors Bond Debenture B, Series T                               7               -               -               -
       Met Investors Quality Bond Portfolio                           1,033,113             N/A             N/A             N/A
       Met Investors Quality Bond Portfolio, Series AA                  216,641             N/A             N/A             N/A
       Met Investors Quality Bond Portfolio, Series W                   216,839             N/A             N/A             N/A
       Met Investors Quality Bond Portfolio, Series ZZZ                 841,444             N/A             N/A             N/A
       Met InvestorsBlackrock Equity                                  1,541,612             N/A             N/A             N/A
       Met InvestorsBlackrock Equity, Series V                        2,984,915             N/A             N/A             N/A
       Met Investors Blackrock Government Inc.                        1,915,872             N/A             N/A             N/A
       Met Investors Blackrock Government Income, Series V            2,448,759             N/A             N/A             N/A
       Met Investors Blackrock Government Income, Series W               50,758             N/A             N/A             N/A
       Met Investors Putnam Research B                                    4,041               -               -               -
       Met Investors Putnam Research B, Series H                          7,491               -               -               -
       Met Investors Putnam Research B, Series I                         44,084               -               -               -
       Met Investors Putnam Research B, Series J                          2,360               -               -               -
       Met Investors Putnam Research B, Series K                         20,938               -               -               -
       Met Investors Putnam Research B, Series L                          4,207               -               -               -
       Met Investors Putnam Research B, Series N                         18,052               -               -               -
       Met Investors Putnam Research B, Series O                          2,104               -               -               -
       Met Investors Putnam Research B, Series P                         18,190               -               -               -
       Met Investors Putnam Research B, Series Q                             11               -               -               -


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                     6/30/01        12/31/00        12/31/99        12/31/98
                                                                  --------------  --------------  --------------  --------------

      Sub-account accumulation units, continued:
       Met Investors Putnam Research B, Series S                          7,140               -               -               -
       Met Investors Putnam Research B, Series T                             11               -               -               -
       Met Investors Oppenheimer Capital Appreciation B                  16,653               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series H        41,282               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series I        74,446               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series J         4,839               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series K        42,447               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series L         7,154               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series N        31,196               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series O         2,452               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series P        36,977               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series Q            11               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series S        38,408               -               -               -
       Met Investors Oppenheimer Capital Appreciation B, Series T            11               -               -               -
       Met Investors PIMCO Money Market B                                 6,347               -               -               -
       Met Investors PIMCO Money Market B, Series H                      20,156               -               -               -
       Met Investors PIMCO Money Market B, Series I                      71,609               -               -               -
       Met Investors PIMCO Money Market B, Series J                          10               -               -               -
       Met Investors PIMCO Money Market B, Series K                      12,994               -               -               -
       Met Investors PIMCO Money Market B, Series L                          10               -               -               -
       Met Investors PIMCO Money Market B, Series N                      19,513               -               -               -
       Met Investors PIMCO Money Market B, Series O                          10               -               -               -
       Met Investors PIMCO Money Market B, Series P                      72,192               -               -               -
       Met Investors PIMCO Money Market B, Series Q                          10               -               -               -
       Met Investors PIMCO Money Market B, Series S                       1,618               -               -               -
       Met Investors PIMCO Money Market B, Series T                          10               -               -               -
       Met Investors Janus Aggressive Growth B                            3,185               -               -               -
       Met Investors Janus Aggressive Growth B, Series H                 27,078               -               -               -
       Met Investors Janus Aggressive Growth B, Series I                 55,808               -               -               -
       Met Investors Janus Aggressive Growth B, Series J                  2,534               -               -               -
       Met Investors Janus Aggressive Growth B, Series K                 35,007               -               -               -
       Met Investors Janus Aggressive Growth B, Series L                  2,267               -               -               -
       Met Investors Janus Aggressive Growth B, Series N                 37,857               -               -               -
       Met Investors Janus Aggressive Growth B, Series O                  2,979               -               -               -
       Met Investors Janus Aggressive Growth B, Series P                 35,425               -               -               -
       Met Investors Janus Aggressive Growth B, Series Q                     12               -               -               -
       Met Investors Janus Aggressive Growth B, Series S                 24,175               -               -               -
       Met Investors Janus Aggressive Growth B, Series T                     12               -               -               -
       Met Investors PIMCO Total Return Bond B                            4,387               -               -               -
       Met Investors PIMCO Total Return Bond B, Series H                 67,210               -               -               -
       Met Investors PIMCO Total Return Bond B, Series I                 73,998               -               -               -
       Met Investors PIMCO Total Return Bond B, Series J                  6,935               -               -               -
       Met Investors PIMCO Total Return Bond B, Series K                 25,161               -               -               -
       Met Investors PIMCO Total Return Bond B, Series L                  1,014               -               -               -
       Met Investors PIMCO Total Return Bond B, Series N                 34,074               -               -               -
       Met Investors PIMCO Total Return Bond B, Series O                  3,686               -               -               -


METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                     6/30/01        12/31/00        12/31/99        12/31/98
                                                                  --------------  --------------  --------------  --------------

      Sub-account accumulation units, continued:
       Met Investors PIMCO Total Return Bond B, Series P                 14,015               -               -               -
       Met Investors PIMCO Total Return Bond B, Series Q                     10               -               -               -
       Met Investors PIMCO Total Return Bond B, Series S                 17,932               -               -               -
       Met Investors PIMCO Total Return Bond B, Series T                     10               -               -               -
       Met Investors PIMCO Innovation B                                   1,489               -               -               -
       Met Investors PIMCO Innovation B, Series H                         8,178               -               -               -
       Met Investors PIMCO Innovation B, Series I                        25,424               -               -               -
       Met Investors PIMCO Innovation B, Series J                            13               -               -               -
       Met Investors PIMCO Innovation B, Series K                        18,237               -               -               -
       Met Investors PIMCO Innovation B, Series L                            13               -               -               -
       Met Investors PIMCO Innovation B, Series N                        16,244               -               -               -
       Met Investors PIMCO Innovation B, Series O                         2,698               -               -               -
       Met Investors PIMCO Innovation B, Series P                        39,672               -               -               -
       Met Investors PIMCO Innovation B, Series Q                            13               -               -               -
       Met Investors PIMCO Innovation B, Series S                         2,065               -               -               -
       Met Investors PIMCO Innovation B, Series T                            13               -               -               -
       Met Investors MFS Mid Cap Growth B                                 2,004               -               -               -
       Met Investors MFS Mid Cap Growth B, Series H                      10,755               -               -               -
       Met Investors MFS Mid Cap Growth B, Series I                      46,807               -               -               -
       Met Investors MFS Mid Cap Growth B, Series J                       2,801               -               -               -
       Met Investors MFS Mid Cap Growth B, Series K                      39,099               -               -               -
       Met Investors MFS Mid Cap Growth B, Series L                       2,617               -               -               -
       Met Investors MFS Mid Cap Growth B, Series N                      16,921               -               -               -
       Met Investors MFS Mid Cap Growth B, Series O                       1,492               -               -               -
       Met Investors MFS Mid Cap Growth B, Series P                      17,944               -               -               -
       Met Investors MFS Mid Cap Growth B, Series Q                       1,586               -               -               -
       Met Investors MFS Mid Cap Growth B, Series S                      13,337               -               -               -
       Met Investors MFS Mid Cap Growth B, Series T                          10               -               -               -
       Met Investors MFS Research International B                           347               -               -               -
       Met Investors MFS Research International B, Series H              18,455               -               -               -
       Met Investors MFS Research International B, Series I              52,726               -               -               -
       Met Investors MFS Research International B, Series J               2,552               -               -               -
       Met Investors MFS Research International B, Series K              16,312               -               -               -
       Met Investors MFS Research International B, Series L               3,873               -               -               -
       Met Investors MFS Research International B, Series N              18,367               -               -               -
       Met Investors MFS Research International B, Series O               2,363               -               -               -
       Met Investors MFS Research International B, Series P              13,171               -               -               -
       Met Investors MFS Research International B, Series Q                  11               -               -               -
       Met Investors MFS Research International B, Series S              23,072               -               -               -
       Met Investors MFS Research International B, Series T                  11               -               -               -
       AIM V.I. Value Fund                                              522,897             N/A             N/A             N/A
       AIM V.I. Capital Appreciation Fund                               215,298             N/A             N/A             N/A
       AIM V.I. International Equity Fund                               178,627             N/A             N/A             N/A
       AIM V.I. Balanced Fund                                           315,185             N/A             N/A             N/A
       MFS Research Series                                              116,965             N/A             N/A             N/A
       MFS Investors Trust Series                                        47,393             N/A             N/A             N/A
       MFS New Discovery Series                                          88,328             N/A             N/A             N/A
       Oppenheimer Main Street Growth & Income Fund                     556,577             N/A             N/A             N/A


METLIFE INVESTORS USA SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                     6/30/01        12/31/00        12/31/99        12/31/98
                                                                  --------------  --------------  --------------  --------------

      Sub-account accumulation units, continued:
       Oppenheimer Bond Fund                                             68,383             N/A             N/A             N/A
       Oppenheimer Strategic Bond Fund                                   53,275             N/A             N/A             N/A
       Fidelity VIP II Asset Manager                                  4,558,362             N/A             N/A             N/A
       Fidelity VIP II Asset Manager, Series AA                       2,139,179             N/A             N/A             N/A
       Fidelity VIP II Asset Manager, Series W                       10,960,248             N/A             N/A             N/A
       Fidelity VIP II Asset Manager, Series ZZZ                      4,541,189             N/A             N/A             N/A
       Fidelity VIP Growth Portfolio                                  4,264,276             N/A             N/A             N/A
       Fidelity VIP Growth Portfolio, Series AA                       3,673,936             N/A             N/A             N/A
       Fidelity VIP Growth Portfolio, Series V                        1,565,212             N/A             N/A             N/A
       Fidelity VIP Growth Portfolio, Series W                       13,221,618             N/A             N/A             N/A
       Fidelity VIP Growth Portfolio, Series ZZZ                      4,025,159             N/A             N/A             N/A
       Fidelity VIP II Contrafund Portfolio                           3,307,847             N/A             N/A             N/A
       Fidelity VIP II Contrafund Portfolio, Series AA                  517,836             N/A             N/A             N/A
       Fidelity VIP II Contrafund Portfolio, Series W                14,847,127             N/A             N/A             N/A
       Fidelity VIP Overseas                                          1,045,378             N/A             N/A             N/A
       Fidelity VIP Overseas, Series V                                1,212,928             N/A             N/A             N/A
       Fidelity VIP Overseas, Series W                                   81,649             N/A             N/A             N/A
       Fidelity VIP Equity-Income Portfolio                           3,436,960             N/A             N/A             N/A
       Fidelity VIP II Index 500                                      4,296,734             N/A             N/A             N/A
       Fidelity VIP II Index 500, Series AA                           2,558,460             N/A             N/A             N/A
       Fidelity VIP II Index 500, Series W                           11,904,137             N/A             N/A             N/A
       Fidelity VIP II Index 500, Series ZZZ                          1,910,282             N/A             N/A             N/A
       Fidelity VIP Money Market                                      1,816,817             N/A             N/A             N/A
       Fidelity VIP Money Market, Series AA                             546,327             N/A             N/A             N/A
       Fidelity VIP Money Market, Series V                              274,615             N/A             N/A             N/A
       Fidelity VIP Money Market, Series W                            2,364,590             N/A             N/A             N/A
       Fidelity VIP Money Market, Series ZZZ                            344,890             N/A             N/A             N/A
       Scudder International Portfolio                                   99,344             N/A             N/A             N/A
       Scudder International Portfolio, Series W                      2,272,665             N/A             N/A             N/A
       MetLife Janus Mid Cap                                            478,894             N/A             N/A             N/A
       MetLife Russell 2000 Index                                        61,821             N/A             N/A             N/A
       MetLife Putnam International Stock Fund                           79,791             N/A             N/A             N/A
       MetLife Putnam Large Cap Growth Fund                             171,754             N/A             N/A             N/A
       MetLife Loomis Sayles High Yield Bond                             14,864             N/A             N/A             N/A
       VKM Emerging Growth Fund                                         163,499             N/A             N/A             N/A
       VKM Enterprise Portfolio                                          62,326             N/A             N/A             N/A
       VKM Strategic Stock Fund                                          51,975             N/A             N/A             N/A
       Federated Equity Income Fund II                                  116,136             N/A             N/A             N/A
       Federated High Income Bond Fund                                   77,366             N/A             N/A             N/A
       Federated American Leaders II                                    238,002             N/A             N/A             N/A
       Federated Growth Strategic Fund II                                54,657             N/A             N/A             N/A
       Neuberger Berman Genesis                                         435,585             N/A             N/A             N/A
       Neuberger Berman Partners                                        290,730             N/A             N/A             N/A
       Alger Small Capitalization                                     2,149,735             N/A             N/A             N/A
       Alger Small Capitalization, Series W                           6,878,459             N/A             N/A             N/A
       T. Rowe Growth                                                 1,403,755             N/A             N/A             N/A
       T. Rowe International                                          1,233,946             N/A             N/A             N/A


METLIFE INVESTORS USA SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                     6/30/01        12/31/00        12/31/99        12/31/98
                                                                  --------------  --------------  --------------  --------------

      Sub-account accumulation units, continued:
       T. Rowe Prime Reserve                                             99,447             N/A             N/A             N/A
       Janus Aspen Worldwide Growth                                   1,261,837             N/A             N/A             N/A
       New England Zenith Davis Venture Value E                          13,634               -               -               -
       New England Zenith Davis Venture Value E, Series H                40,837               -               -               -
       New England Zenith Davis Venture Value E, Series I                76,358               -               -               -
       New England Zenith Davis Venture Value E, Series J                 2,178               -               -               -
       New England Zenith Davis Venture Value E, Series K                47,111               -               -               -
       New England Zenith Davis Venture Value E, Series L                 7,943               -               -               -
       New England Zenith Davis Venture Value E, Series N                31,279               -               -               -
       New England Zenith Davis Venture Value E, Series O                 3,016               -               -               -
       New England Zenith Davis Venture Value E, Series P                42,027               -               -               -
       New England Zenith Davis Venture Value E, Series Q                     9               -               -               -
       New England Zenith Davis Venture Value E, Series S                32,241               -               -               -
       New England Zenith Davis Venture Value E, Series T                     9               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value                   10,205               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series H         30,999               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series I          2,663               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series J          2,663               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series K         11,264               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series L          5,154               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series N         21,887               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series O            987               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series P         13,052               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series Q              9               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series S         11,465               -               -               -
       New England Zenith Harris Oakmark Mid Cap Value, Series T              9               -               -               -








SECURITY FIRST LIFE SEPARATE ACCOUNT A

Financial Statements as of and for the
Year Ended December 31, 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


Board of Directors
   Security First Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A (the "Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP, JW, MFSG, MFSR, MFSD, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, VKS, JM, RI, LS, PL, and PI as of December 31, 2000 and the related statements of operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and statements of changes in net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 2000, and the results of its operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and the changes in their net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999), in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
March 14, 2001


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Security First Trust - Bond Series
    (6,243,169 shares at net asset value of
    $3.80 per share; cost $24,718,303)                $  23,716,229

  Security First Trust - T. Rowe Price Growth and
    Income Series (22,614,070 shares at net asset
    value of $16.02 per share; cost $351,304,892)                     $ 362,197,796

  T. Rowe Price Growth Stock Fund, Inc. (3,848,449
    shares at net asset value of $27.20 per share;
    cost $111,607,307)                                                                $ 104,677,824

  T. Rowe Price Prime Reserve Fund, Inc. (1,153,090
    shares at net asset value of $1.00 per share;
    cost $1,153,090)                                                                                  $   1,153,090

  T. Rowe Price International Stock Fund, Inc.
    (991,371 shares at net asset value of $14.52
    per share; cost $14,829,428)                                                                                      $  14,394,711


Receivable from Security First Life Insurance
  Company for purchases                                      17,967         381,432          93,493                          32,978

Other assets                                                  2,000           1,572
                                                      --------------  --------------  --------------  --------------  --------------
                                     TOTAL ASSETS        23,736,196     362,580,800     104,771,317       1,153,090      14,427,689
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $      24,040   $     340,201   $      74,599   $         760   $      10,100

  Payable to Security First Life Insurance Company
     for redemptions                                          1,585          32,635             507               3           8,141

  Payable to Mutual Funds                                    19,028         384,849
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES            44,653         757,685          75,106             763          18,241
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

NET ASSETS CONSIST OF:

     Cost to Investors
        Series  B  Accumulation Units                 $  24,693,617
        Series  G  Accumulation Units                                 $ 350,930,211
        Series  T  Accumulation Units                                                 $ 111,625,694
        Series  P  Accumulation Units                                                                 $   1,152,327
        Series  I  Accumulation Units                                                                                 $  14,844,165

     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)       (1,002,074)     10,892,904      (6,929,483)                       (434,717)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T        Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $   1,506,353   $  35,555,075   $  20,083,961   $      65,296   $   1,164,305

     Other investment income (expense)                       (3,022)         64,754         (10,245)           (273)          2,612
                                                      --------------  --------------  --------------  --------------  --------------

                                                          1,503,331      35,619,829      20,073,716          65,023       1,166,917

EXPENSES

     Charges for mortality and expense risk                 299,104       4,025,526       1,018,495           9,943         156,605
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME         1,204,227      31,594,303      19,055,221          55,080       1,010,312


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           557,055      (4,401,495)    (19,417,182)                     (4,368,410)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $   1,761,282   $  27,192,808   $    (361,961)  $      55,080   $  (3,358,098)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T         Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

     Net investment income                            $   1,204,227   $  31,594,303   $  19,055,221   $      55,080   $   1,010,312

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

     Increase (decrease) in net assets resulting
        from operations                                   1,761,282      27,192,808        (361,961)         55,080      (3,358,098)

Decrease in net assets resulting from
     capital unit transactions                           (3,227,828)    (25,333,957)    (20,992,177)        (11,126)     (5,623,260)
                                                      --------------  --------------  --------------  --------------  --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,466,546)      1,858,851     (21,354,138)         43,954      (8,981,358)

                  NET ASSETS AT BEGINNING OF YEAR        25,158,089     359,964,264     126,050,349       1,108,373      23,390,806
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                       Series B        Series G         Series T         Series P        Series I
                                                   --------------   --------------   --------------   --------------  --------------
OPERATIONS

     Net investment income                         $   1,099,561    $  18,067,235    $  16,855,914    $      36,732   $   1,049,676

     Realized investment gains                           109,245       12,235,449        5,120,118                          710,854

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                                (2,136,059)      (7,094,433)          69,326                        4,098,232
                                                   --------------   --------------   --------------   --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                      (927,253)      23,208,251       22,045,358           36,732       5,858,762

Increase (decrease) in net assets
  resulting from capital unit transactions             2,851,209       26,965,828         (910,355)         266,189         (67,784)
                                                   --------------   --------------   --------------   --------------  --------------

                  TOTAL INCREASE IN NET ASSETS         1,923,956       50,174,079       21,135,003          302,921       5,790,978

               NET ASSETS AT BEGINNING OF YEAR        23,234,133      309,790,185      104,915,346          805,452      17,599,828
                                                   --------------   --------------   --------------   --------------  --------------

                     NET ASSETS AT END OF YEAR     $  25,158,089    $ 359,964,264    $ 126,050,349    $   1,108,373   $  23,390,806
                                                   ==============   ==============   ==============   ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                               Carrying      Unrealized
                                                                                Value        Appreciation        Cost
Series                    Name of Issue                         Shares         (Note A)     (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

   B    Security First Trust Bond Series -- capital shares      6,243,169   $  23,716,229   $  (1,002,074)  $   24,718,303

   G    Security First Trust T. Rowe Price Growth and
           Income Series -- capital shares                     22,614,070   $ 362,197,796   $  10,892,904   $  351,304,892

   T    T. Rowe Price Growth Stock Fund, Inc. --
           capital shares                                       3,848,449   $ 104,677,824   $  (6,929,483)  $  111,607,307

   P    T. Rowe Price Prime Reserve Fund, Inc. --
           capital shares                                       1,153,090   $   1,153,090                   $    1,153,089

   I    T. Rowe Price International Stock Fund, Inc. --
           capital shares                                         991,371   $  14,394,711   $    (434,717)  $   14,829,428


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
    Fidelity Investments -- VIP Asset Manager
      Portfolio (13,178,750 shares at net asset
      value of $16.00 per share; cost $216,894,460)   $ 210,860,004

    Fidelity Investments -- VIP Growth Portfolio
      (9,734,290 shares at net asset value of $43.65
      per share; cost $382,673,244)                                   $ 424,901,768

    Fidelity Investments -- VIP Index 500 Portfolio
      (1,998,727 shares at net asset value of $149.53
      per share; cost $256,481,716)                                                   $ 298,869,596

    Fidelity Investments -- VIP Overseas Portfolio
      (1,063,784 shares at net asset value of $19.99
      per share; cost $20,998,198)                                                                    $  21,265,044

    Fidelity Investments -- VIP Money Market Portfolio
      (32,585,537 shares at net asset value of $1.00
      per share; cost $32,585,537)                                                                                    $  32,585,537

Receivable from Security First Life Insurance Company
      for purchases                                         222,307         589,932         583,762           4,160          82,899

Other assets                                                  7,517          11,885
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS       211,089,828     425,503,585     299,453,358      21,269,204      32,668,436
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

    Payable to Security First Life Insurance Company
      for mortality and expense risk                  $     219,552   $     436,634   $     308,922   $      21,797   $      33,548

    Payable to Security First Life Insurance Company
      for redemptions                                        18,045          51,430          36,157           1,349          29,076

    Payable to Mutual Funds                                 223,917         570,721         483,404           4,582           8,836

    Other liabilities                                                                        83,590                          46,238
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES           461,514       1,058,785         912,073          27,728         117,698
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

    Cost to Investors
      Series FA Accumulation Units                    $ 216,662,770
      Series FG Accumulation Units                                    $ 382,216,276
      Series FI Accumulation Units                                                    $ 256,153,405
      Series FO Accumulation Units                                                                    $  20,974,630
      Series FM Accumulation Units                                                                                    $  32,550,738

    Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (6,034,456)     42,228,524      42,387,880         266,846
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

    Dividends                                         $  23,779,387   $  50,225,628   $   4,364,384   $   2,574,035   $   2,040,284

    Other investment income (expense)                        41,476          (4,034)         30,918           7,385           3,995
                                                      --------------  --------------  --------------  --------------  --------------

                                                         23,820,863      50,221,594       4,395,302       2,581,420       2,044,279

EXPENSES

    Charges for mortality and expense risk                2,849,585       5,951,183       3,965,907         309,291         436,085
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME        20,971,278      44,270,411         429,395       2,272,129       1,608,194

INVESTMENT GAINS (LOSSES)

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on
      investments during the year                       (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES       (32,431,570)   (102,745,490)    (34,244,242)     (7,621,428)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $ (11,460,292) $  (58,475,079)  $ (33,814,847)  $  (5,349,299)  $   1,608,194
                                                      ============== ===============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

    Net investment income                             $  20,971,278   $  44,270,411   $     429,395   $   2,272,129   $   1,608,194

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on investments
      during the year                                   (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

    Increase (decrease) in net assets resulting from
      operations                                        (11,460,292)    (58,475,079)    (33,814,847)     (5,349,299)      1,608,194


Increase (decrease) in net assets resulting from
      capital unit transactions                          (1,371,126)     32,650,992      27,978,745         606,834      (7,775,965)
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS       (12,831,418)    (25,824,087)     (5,836,102)     (4,742,465)     (6,167,771)

                  NET ASSETS AT BEGINNING OF YEAR       223,459,732     450,268,887     304,377,387      25,983,941      38,718,509
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                          -------------  -------------  -------------  -------------  -------------
OPERATIONS

    Net investment income                                 $ 11,314,738   $ 28,590,613   $    249,807   $    470,778   $  1,174,715

    Realized investment gains                                1,839,949      6,545,755      4,894,662        291,342

    Change in unrealized appreciation on
      investments during the year                            6,030,115     77,794,347     38,917,297      6,748,247
                                                          -------------  -------------  -------------  -------------  -------------

      Increase in net assets resulting
        from operations                                     19,184,802    112,930,715     44,061,766      7,510,367      1,174,715

Increase in net assets resulting from capital
  unit transactions                                         20,710,643     55,264,672     69,176,105        663,884      8,554,036
                                                          -------------  -------------  -------------  -------------  -------------

                       TOTAL INCREASE IN NET ASSETS         39,895,445    168,195,387    113,237,871      8,174,251      9,728,751

                    NET ASSETS AT BEGINNING OF YEAR        183,564,287    282,073,500    191,139,516     17,809,690     28,989,758
                                                          -------------  -------------  -------------  -------------  -------------

                          NET ASSETS AT END OF YEAR       $223,459,732   $450,268,887   $304,377,387   $ 25,983,941   $ 38,718,509
                                                          =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                                Value        Appreciation        Cost
Series                Name of Issue                            Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  FA    Fidelity Investments - VIP Asset Manager Portfolio
          -- capital shares                                    13,178,750   $ 210,860,004   $  (6,034,456)  $ 216,894,460

  FG    Fidelity Investments - VIP Growth Portfolio
          -- capital shares                                     9,734,290   $ 424,901,768   $  42,228,524   $ 382,673,244

  FI    Fidelity Investments - VIP Index 500 Portfolio
          -- capital shares                                     1,998,727   $ 298,869,596   $  42,387,880   $ 256,481,716

  FO    Fidelity Investments - VIP Overseas Portfolio
          -- capital shares                                     1,063,784   $  21,265,044   $     266,846   $  20,998,198

  FM    Fidelity Investments - VIP Money Market Portfolio
          -- capital shares                                    32,585,537   $  32,585,537                   $  32,585,537

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

  Security First Trust - U. S. Government
     Income Series (6,432,346 shares at
     net asset value of $5.14 per share;
     cost $33,564,036)                     $  33,084,190

  Security First Trust - Equity Series
     (7,549,558 shares at net asset value
     of $6.57 per share; cost $53,797,012)                $  49,576,690

  Alger American Small Capitalization
     Portfolio (3,143,666 shares at net
     asset value of $23.49 per share; cost
     $110,073,626)                                                       $  73,844,628

  Scudder International Portfolio
     (1,485,587 shares at net asset value
     of $14.26 per share; cost $23,233,084)                                             $  21,184,452

  Fidelity Investments - VIP Contrafund
     Portfolio (9,887,133 shares at net
     asset value of $23.74 per share; cost
     $211,610,157)                                                                                     $ 234,720,527

  Fidelity Investments - VIP Equity Income
     Portfolio (1,494,526 shares at net
     asset value of $25.52 per share; cost
     $34,855,907)                                                                                                     $  38,140,314


Receivable from Security First Life Insurance
     Company for purchases                         1,052          3,198        119,808         58,017        392,653          1,397

Other assets                                       2,400                        91,087                         8,585          2,707
                                           -------------- -------------- -------------- -------------- -------------- --------------

                            TOTAL ASSETS      33,087,642     49,579,888     74,055,523     21,242,469    235,121,765     38,144,418
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $      32,902  $      48,889  $      77,727  $      22,193  $     247,273  $      41,510

     Payable to Security First Life
         Insurance Company for redemptions         1,880          2,629          9,834          2,583         44,723          2,660

     Payable to Mutual Funds                       3,168            423        221,614         55,065        379,641          3,930

                                           -------------- -------------- -------------- -------------- -------------- --------------

                       TOTAL LIABILITIES          37,950         51,941        309,175         79,841        671,637         48,100
                                           -------------- -------------- -------------- -------------- -------------- --------------

                              NET ASSETS   $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series SU Accumulation Units      $  33,529,538
         Series SV Accumulation Units                     $   53,748,269
         Series AS Accumulation Units                                     $109,975,346
         Series SI Accumulation Units                                                    $ 23,211,260
         Series FC Accumulation Units                                                                  $ 211,339,758
         Series FE Accumulation Units                                                                                 $  34,811,911

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                       (479,846)    (4,220,322)   (36,228,998)    (2,048,632)    23,110,370      3,284,407
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $   1,886,348  $   7,998,700  $  32,634,579  $   2,215,819  $  28,569,105  $   2,899,282

     Other investment income (expense)               217           (692)        12,716           (181)        27,817         15,354
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                               1,886,565      7,998,008     32,647,295      2,215,638     28,596,922      2,914,636

EXPENSES

     Charges for mortality and expense
       risk                                      406,578        709,890      1,212,709        283,777      3,130,744        505,172
                                           -------------- -------------- -------------- -------------- -------------- --------------

                  NET INVESTMENT INCOME        1,479,987      7,288,118     31,434,586      1,931,861     25,466,178      2,409,464

INVESTMENT GAINS (LOSSES)

     Realized investments gains (losses)        (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                         2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)        2,115,952    (16,977,907)   (59,650,194)    (7,282,576)   (44,652,580)        87,042
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $   3,595,939  $  (9,689,789) $ (28,215,608) $  (5,350,715) $ (19,186,402) $   2,496,506
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income                 $   1,479,987  $   7,288,118  $  31,434,586  $   1,931,861  $  25,466,178  $   2,409,464

     Realized investment gains (losses)         (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
         (depreciation) on investments
         during the year                       2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

     Increase (decrease) in net assets
         resulting from operations             3,595,939     (9,689,789)   (28,215,608)    (5,350,715)   (19,186,402)     2,496,506

     Increase (decrease) in net assets
         resulting from capital unit
         transactions                         (2,737,852)    (4,161,595)    14,694,547      7,422,432     33,986,759       (912,631)
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          858,087    (13,851,384)   (13,521,061)     2,071,717     14,800,357      1,583,875

        NET ASSETS AT BEGINNING OF YEAR       32,191,605     63,079,331     87,267,409     19,090,911    219,649,771     36,512,443
                                           -------------- -------------- -------------- -------------- -------------- --------------

              NET ASSETS AT END OF YEAR    $  33,049,692  $  49,227,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                              Series SU      Series SV      Series AS      Series SI      Series FC      Series FE
                                            -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS

     Net investment income                  $  1,423,038   $  1,343,358   $  6,601,016   $    912,181   $  3,550,255   $    983,163

     Realized investment gains                    54,787      2,002,168        454,345        142,518        916,728        456,712

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                        (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                            -------------  -------------  -------------  -------------  -------------  -------------

       Increase (decrease) in net assets
         resulting from operations            (1,293,057)    10,482,076     25,160,416      6,011,412     37,614,404      1,414,654

Increase (decrease) in net assets
  resulting from capital unit
  transactions                                 (635,379)    (4,085,736)     5,738,963      3,642,268     43,076,409      5,391,237
                                            -------------  -------------  -------------  -------------  -------------  -------------

              TOTAL INCREASE (DECREASE)
                          IN NET ASSETS       (1,928,436)     6,396,340     30,899,379      9,653,680     80,690,813      6,805,891

       NET ASSETS AT BEGINNING OF YEAR        34,120,041     56,682,991     56,368,030      9,437,231    138,958,958     29,706,552
                                            -------------  -------------  -------------  -------------  -------------  -------------

             NET ASSETS AT END OF YEAR      $ 32,191,605   $ 63,079,331   $ 87,267,409   $ 19,090,911   $219,649,771   $ 36,512,443
                                            =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  SU    Security First Trust U.S.Government Series --
             capital shares                                    6,432,346    $  33,084,190   $    (479,846)  $  33,564,036

  SV    Security First Trust Equity Series --
             capital shares                                    7,549,558    $  49,576,690   $  (4,220,322)  $  53,797,012

  AS    Alger American Small Capitalization Portfolio --
             capital shares                                    3,143,666    $  73,844,628   $ (36,228,998)  $ 110,073,626

  SI    Scudder International Portfolio --
             capital shares                                    1,485,587    $  21,184,452   $  (2,048,632)  $  23,233,084

  FC    Fidelity Investments - VIP Contrafund Portfolio --
             capital shares                                    9,887,133    $ 234,720,527   $  23,110,370   $ 211,610,157

  FE    Fidelity Investments - VIP Equity Income Portfolio
             -- capital shares                                 1,494,526    $  38,140,314   $   3,284,407   $  34,855,907

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

     Neuberger & Berman Genesis Trust
         (73,741 shares at net asset value
         of $26.75 per share; cost
         $1,646,084)                       $   1,972,570

     Neuberger & Berman Partners Trust
         (90,663 shares at net asset value
         of $16.90 per share; cost
         $1,653,989)                                      $   1,532,199

     Janus Aspen Worldwide Growth Portfolio
         (306,633 shares at net asset value
         of $36.98 per share; cost
         $12,963,182)                                                    $  11,339,276

     MFS Growth With Income Series
         (6,229 shares at net asset value
         of $21.01 per shares; cost
         $130,702)                                                                      $     130,870

     MFS New Research Series (20,745 shares
         at net asset value of $20.80 per
         share; cost $477,830)                                                                         $     431,499

     MFS Discovery Series (29,617 shares
         at net asset value of $16.61 per
         share; cost $533,062)                                                                                        $     491,933

Receivable from Security First Life
     Insurance Company for purchases              11,824         10,492         71,116                           235            122
                                           -------------- -------------- -------------- -------------- -------------- --------------

                           TOTAL ASSETS        1,984,394      1,542,691     11,410,392        130,870        431,734        492,055
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $       1,298  $       1,040  $       8,140  $         143  $         465  $         515

     Payable to Security First Life
         Insurance Company                                                                         32             10

     Payable to Mutual Funds                                                    69,645                           345
                                           -------------- -------------- -------------- -------------- -------------- --------------

                      TOTAL LIABILITIES            1,298          1,040         77,785            175            820            515
                                           -------------- -------------- -------------- -------------- -------------- --------------

                             NET ASSETS    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series NG Accumulation Units      $   1,656,610
         Series NP Accumulation Units                     $   1,663,441
         Series JW Accumulation Units                                    $  12,956,513
         Series MFSG Accumulation Units                                                 $     130,527
         Series MFSR Accumulation Units                                                                $     477,245
         Series MFSD Accumulation Units                                                                               $     532,669

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                        326,486       (121,790)    (1,623,906)           168        (46,331)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $      72,729   $     93,911  $   1,062,264  $         685  $       4,341  $       3,222

     Other investment income (expense)             1,661          1,019          4,016           (165)            (3)           595
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                                  74,390         94,930      1,066,280            520          4,338          3,817

EXPENSES

     Charges for mortality and expense
       risk                                       12,254         13,715        104,528          1,113          2,594          3,983
                                           -------------- -------------- -------------- -------------- -------------- --------------

           NET INVESTMENT INCOME (LOSS)           62,136         81,215        961,752           (593)         1,744           (166)



INVESMENT GAINS  (LOSSES)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                           330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)          335,985        (94,059)    (3,364,160)           748        (48,483)       (45,782)
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $     398,121  $     (12,844) $  (2,402,408) $         155  $     (46,739) $     (45,948)
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income (loss)          $      62,136  $      81,215  $     961,752  $        (593) $       1,744  $        (166)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
        (depreciation) on investments
        during the period                        330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------


     Increase (decrease) in net assets
          resulting from operations              398,121        (12,844)    (2,402,408)           155        (46,739)       (45,948)

Increase (decrease) in net assets resulting
     from capital units transactions             470,312       (180,958)     8,316,465        120,088        462,730        537,488
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          868,433       (193,802)     5,914,057        120,243        415,991        491,540

      NET ASSETS AT BEGINNING OF PERIOD        1,114,663      1,735,453      5,418,550         10,452         14,923
                                           -------------- -------------- -------------- -------------- -------------- --------------

            NET ASSETS AT END OF PERIOD    $   1,983,096  $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                          Series NG       Series NP       Series JW     Series MFSG*    Series MFSR*
                                                        ------------    ------------    ------------    ------------    ------------
OPERATIONS

      Net investment income (loss)                      $    (4,084)    $   112,061     $   (24,901)    $       (11)    $        43

      Realized investment gains (losses)                    (43,186)          6,155          68,675                             253

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                    71,114         (18,909)      1,768,384             422             575
                                                        ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting
          from operations                                    23,844          99,307       1,812,158             411             871

Increase (decrease) in net assets resulting
  from capital unit transactions                            (44,802)        200,852       1,939,234          10,041          14,052
                                                        -----------     -----------     -----------     -----------     -----------

                   TOTAL INCREASE (DECREASE)
                     IN NET ASSETS                          (20,958)        300,159       3,751,392          10,452          14,923

          NET ASSETS AT BEGINNING OF PERIOD               1,135,621       1,435,294       1,667,158
                                                        -----------     -----------     -----------     -----------     -----------

                NET ASSETS AT END OF PERIOD             $ 1,114,663     $ 1,735,453     $ 5,418,550     $    10,452     $    14,923
                                                        ===========     ===========     ===========     ===========     ===========

*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 NG     Neuberger & Berman Genesis Trust -- capital shares     73,741       $   1,972,570   $     326,486   $   1,646,084

 NP     Neuberger & Berman Partners Trust -- capital shares   90,663       $   1,532,199   $    (121,790)  $   1,653,989

 JW     Janus Aspen Worldwide Growth Portfolio --
                capital shares                                306,633       $  11,339,276   $  (1,623,906)  $  12,963,182

MFSG    MFS Growth With Income Series -- capital shares         6,229       $     130,870   $         168   $     130,702

MFSR    MFS Research Series -- capital shares                  20,745       $     431,499   $     (46,331)  $     477,830

MFSD    MFS New Discovery Series -- capital shares             29,617       $     491,933   $     (41,129)  $     533,062


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

       AIM VI Capital Appreciation Fund
           (29,217 shares at net asset value of
           $30.84 per share; cost $1,099,942)         $     901,043

       AIM VI Balanced Fund
           (97,815 shares at net asset value of
           $12.47 per share; cost $1,277,517)                         $   1,219,754

       AIM VI Value Fund
           (72,540 shares at net asset value of
           $27.31 per share; cost $2,346,490)                                         $   1,981,061

       AIM VI International Equity Fund
           (40,986 shares at net asset value of
           $20.12 per share; cost $1,035,600)                                                         $     824,642

Receivable from Security First Life Insurance
       company for purchases                                                     60                              47

                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           901,043       1,219,814       1,981,061         824,689
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
LIABILITIES

       Payable to Security First Life Insurance
          Company for mortality and expense risk      $         995   $       1,323   $       2,159   $         893

       Payable to Security First Life Insurance
          Company                                                50               7             206              21
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             1,045           1,330           2,365             914
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
       Cost to Investors
           Series AC Accumulation Units               $   1,098,897
           Series AB Accumulation Units                               $   1,276,247
           Series AV Accumulation Units                                               $   2,344,125
           Series AI Accumulation Units                                                               $   1,034,733

       Accumulated undistributed loss
           Net unrealized depreciation                     (198,899)        (57,763)       (365,429)       (210,958)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

       Dividends                                      $      25,292   $       2,241   $      89,883   $      55,125

       Other investment income                                4,547             379           3,798           2,267
                                                      --------------  --------------  --------------  --------------

                                                             29,839           2,620          93,681          57,392

EXPENSES

       Charges for mortality and expense risk                 6,916           8,903          16,508           6,359
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            22,923          (6,283)         77,173          51,033


INVESMENT GAINS  (LOSSES)

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation on
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (200,600)        (64,045)       (386,130)       (231,763)
                                                      --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (177,677)  $     (70,328)  $    (308,957)  $    (180,730)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income (loss)                   $      22,923   $      (6,283)  $      77,173   $      51,033

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation of
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

       Decrease in net assets resulting from
          operations                                       (177,677)        (70,328)       (308,957)       (180,730)

Increase in net assets resulting from
       capital units transactions                         1,054,942       1,175,770       2,063,523         969,452
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           877,265       1,105,442       1,754,566         788,722

                  NET ASSETS AT BEGINNING OF YEAR            22,733         113,042         224,130          35,053
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income                          $         540   $       1,804   $       3,536   $       1,412

       Realized investment gains (losses)                                      (153)          4,557           1,530

       Change in unrealized appreciation on
         investments during the period                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------

         Increase in net assets resulting
           from operations                                    2,847          10,910          16,677           5,764

Increase in net assets resulting from capital
  unit transactions                                          19,886         102,132         207,453          29,289
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            22,733         113,042         224,130          35,053

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============

*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                         Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 AC     AIM VI Capital Appreciation Fund -- capital shares     29,217       $     901,043   $    (198,899)  $   1,099,942

 AB     AIM VI Balanced Fund -- capital shares                 97,815       $   1,219,754   $     (57,763)  $   1,277,517

 AV     AIM VI Value Fund -- capital shares                    72,540       $   1,981,061   $    (365,429)  $   2,346,490

 AI     AIM VI International Equity Fund -- capital shares     40,986       $     824,642   $    (210,958)  $   1,035,600

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments
      Federated Equity Income Fund II
        (29,638 shares at net asset value of
        $14.32 per share; cost $476,825)              $     424,415

      Federated High Income Bond Fund II
        (36,929 shares at net asset value of
        $8.46 per share; cost $343,009)                               $     312,419

      Federated American Leaders Fund II
        (43,813 shares at net asset value of
        $20.52 per share; cost $874,117)                                              $     899,049

      Federated Growth Strategies Fund II
        (13,370 shares at net asset value of
        $23.15 per share; cost $400,692)                                                              $     309,518


Receivable from Security First Life Insurance
     Company for purchases                                                                   20,845
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           424,415         312,419         919,894         309,518
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         466   $         342   $         940   $         343

      Payable to Security First Life Insurance
          Company                                               122                              25              59

      Payable to Mutual fund                                                                 20,400
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               588             342          21,365             402
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
        Series FDE Accumulation Units                 $     476,237
        Series FDH Accumulation Units                                 $     342,667
        Series FDA Accumulation Units                                                 $     873,597
        Series FDG Accumulation Units                                                                 $     400,290


      Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)          (52,410)        (30,590)         24,932         (91,174)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $         821   $      11,366   $       8,842   $      24,805

      Other investment income (loss)                             14              91              45          (2,257)
                                                      --------------  --------------  --------------  --------------

                                                                835          11,457           8,887          22,548

EXPENSES

      Charges for mortality and expense risk                  2,857           2,908           5,918           4,675
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (2,022)          8,549           2,969          17,873


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation (depreciation)
          on investments during the year                    (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           (54,292)        (33,147)         23,224        (114,505)
                                                      --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $     (56,314)  $     (24,598)  $      26,193   $     (96,632)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      (2,022)  $       8,549   $       2,969   $      17,873

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation
          (depreciation) on investments
          during the year                                   (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

      Increase (decrease) in net assets
          resulting from operations                         (56,314)        (24,598)         26,193         (96,632)

Increase in net assets resulting from capital
     unit transactions                                      446,276         261,247         811,151         241,774
                                                      --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           389,962         236,649         837,344         145,142

                  NET ASSETS AT BEGINNING OF YEAR            33,865          75,428          61,185         163,974
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*     Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $         (49)  $         110   $        (113)  $         (29)

      Realized investment gains                                                 215

      Change in unrealized appreciation
        on investments during the period                      2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

        Increase in net assets resulting
          from operations                                     2,504             626           1,955          34,085

Increase in net assets resulting from capital
  unit transactions                                          31,361          74,802          59,230         129,889
                                                      --------------  --------------  --------------  --------------

                      TOTAL INCREASE IN NET ASSETS           33,865          75,428          61,185         163,974

                 NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                       NET ASSETS AT END OF PERIOD    $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 FDE    Federated Equity Income Fund II -- capital shares      29,638       $     424,415   $     (52,410)  $     476,825

 FDH    Federated High Income Bond Fund II -- capital shares   36,929       $     312,419   $     (30,590)  $     343,009

 FDA    Federated American Leaders Fund II -- capital shares   43,813       $     899,049   $      24,932   $     874,117

 FDG    Federated Growth Strategies Fund II -- capital shares  13,370       $     309,518   $     (91,174)  $     400,692

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
      Oppenheimer Bond Fund (28,192 shares at net
          asset value of $11.25 per share; cost
          $309,293)                                   $     317,161

      Oppenheimer Main Street Growth & Income Fund
          (92,733 shares at net asset value of
          $21.26 per share; cost $2,162,123)                          $   1,971,509

      Oppenheimer Money Fund (897,589 shares at net
          asset value of $1.00 per share; cost
          $897,589)                                                                   $    897,589

      Oppenheimer Strategic Bond Fund (40,259 shares
          at net asset value of $4.69 per share;
          cost $188,638)                                                                              $     188,816

      Oppenheimer Small Capital Growth Fund (11,066
          shares at net asset value of $11.09 per
          share; cost $136,294)                                                                                       $     122,732

Dividends receivable                                                                            772

Receivable from Security First Life Insurance
     Company for purchases                                                   27,749             199               3              42
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           317,161       1,999,258         898,560         188,819         122,774
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         347   $       2,114   $         974   $          197  $         133

      Payable to Security First Life Insurance
          Company for redemptions                                 6              44             474                8

      Payable to Mutual Funds                                                27,200
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               353          29,358           1,448              205            133
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
          Series OB Accumulation Units                $     308,940
          Series OG Accumulation Units                                $   2,160,514
          Series OM Accumulation Units                                                $     897,112
          Series OS Accumulation Units                                                                $     188,436
          Series OSM Accumulation Units                                                                               $     136,203

      Accumulated undistributed income (loss)
          Net unrealized appreciation (depreciation)          7,868        (190,614)                            178         (13,562)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $       2,513   $      23,921   $      56,613   $       1,844   $       3,055

      Other investment income (expense)                        (322)          1,852           2,239             (33)           (418)
                                                      --------------  --------------  --------------  --------------  --------------

                                                              2,191          25,773          58,852           1,811           2,637

EXPENSES

      Charges for mortality and expense risk                  1,830          15,226          13,740           1,039           1,379
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME               361          10,547          45,112             772           1,258



INVESMENT GAINS (LOSSES)

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)             7,204        (199,502)                           (669)        (29,055)
                                                      --------------  --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       7,565   $    (188,955)  $      45,112   $         103   $     (27,797)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income                           $         361   $      10,547   $      45,112   $         772   $       1,258

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

      Increase (decrease) in net assets resulting
          from operations                                     7,565        (188,955)         45,112             103         (27,797)

Increase in net assets resulting from capital unit
      transactions                                          301,247       2,012,482         483,908         175,773         101,350
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           308,812       1,823,527         529,020         175,876          73,553

                  NET ASSETS AT BEGINNING OF YEAR             7,996         146,373         368,092          12,738          49,088
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                           Series OB*      Series OG*      Series OM*     Series OS*     Series OSM*
                                                           ----------      ----------      ----------     ----------     ----------
OPERATIONS

      Net investment income (loss)                         $      (5)      $    (115)      $   4,098      $      48      $   2,521

      Realized investment gains (losses)                         (13)            317                             57          1,183

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                         (8)          8,267                             28          8,250
                                                           ----------      ----------      ----------     ----------     ----------

        Increase (decrease) in net assets
          resulting from  operations                             (26)          8,469           4,098            133         11,954

Increase in net assets resulting from capital
  unit transactions                                            8,022         137,904         363,994         12,605         37,134
                                                           ----------      ----------      ----------     ----------     ----------

                   TOTAL INCREASE IN NET ASSETS                7,996         146,373         368,092         12,738         49,088

              NET ASSETS AT BEGINNING OF PERIOD
                                                           ----------      ----------      ----------     ----------     ----------

                    NET ASSETS AT END OF PERIOD            $   7,996       $ 146,373       $ 368,092      $  12,738      $  49,088
                                                           ==========      ==========      ==========     ==========     ==========

*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 OB     Oppenheimer Bond Fund -- capital shares                    28,192   $     317,161   $       7,868   $     309,293

 OG     Oppenheimer Main Street Growth & Income Fund --
               capital shares                                      92,733   $   1,971,509   $    (190,614)  $   2,162,123

 OM     Oppenheimer Money Fund -- capital shares                  897,589   $     897,589                   $     897,589

 OS     Oppenheimer Strategic Bond Fund -- capital shares          40,259   $     188,816   $         178   $     188,638

 OSM    Oppenheimer Small Capital Growth Fund -- capital shares    11,066   $     122,732   $     (13,562)  $     136,294

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
ASSETS

Investments
     Van Kampen Emerging Growth Portfolio
       (21,295 shares at net asset value of
       $41.44 per share; cost $1,090,776)             $     882,458

     Van Kampen Enterprise Portfolio
       (9,833 shares at net asset value of
       $20.28 per share; cost $245,717)                               $     199,421

     Van Kampen Strategic Stock Fund
       (10,007 shares at net asset value of
       $11.96 per share; cost $105,275)                                               $     119,679

Receivable from Security First Life Insurance
     Company for purchases                                      145          20,711
                                                      --------------  --------------  --------------

                                     TOTAL ASSETS           882,603         220,132         119,679
                                                      --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
LIABILITIES

     Payable to Security First Life Insurance
          Company for mortality and expense risk      $         983   $         199   $         135

     Payable to Security First Life Insurance
          Company for redemptions                                30               3               3

     Payable to Mutual Funds                                                 20,400
                                                      --------------  --------------  --------------

                                TOTAL LIABILITIES             1,013          20,602             138
                                                      --------------  --------------  --------------

                                       NET ASSETS     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============
NET ASSETS CONSIST OF:

     Cost to Investors
        Series VKEM Accumulation Units                $   1,089,908
        Series VKER Accumulation Units                                $     245,826
        Series VKS Accumulation Units                                                 $     105,137


     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)         (208,318)        (46,296)         14,404
                                                      --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $         345   $       5,927   $         748

     Other investment income (expense)                        2,901           1,378            (390)
                                                      --------------  --------------  --------------

                                                              3,246           7,305             358

EXPENSES

     Charges for mortality and expense risk                   7,327           1,839             865
                                                      --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (4,081)          5,466            (507)


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)          (215,457)        (47,751)         16,453
                                                      --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (219,538)  $     (42,285)  $      15,946
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $      (4,081)  $       5,466   $        (507)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets resulting
         from operations                                   (219,538)        (42,285)         15,946

     Increase in net assets resulting from capital
          unit transactions                               1,086,466         239,780         100,613
                                                      --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           866,928         197,495         116,559

                  NET ASSETS AT BEGINNING OF YEAR            14,662           2,035           2,982
                                                      --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $         125   $          11   $          (4)

     Realized investment gains                                                   20

     Change in unrealized appreciation
       (depreciation) on investments
       during the period                                      1,230                             (23)
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                            1,355              31             (27)

Increase in net assets resulting from capital
  unit transactions                                          13,307           2,004           3,009
                                                      --------------  --------------  --------------

                  TOTAL INCREASE IN NET ASSETS               14,662           2,035           2,982

             NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------

                   NET ASSETS AT END OF PERIOD        $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============

*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

VKEM    Van Kampen Emerging Growth Portfolio --
          capital shares                                       21,295       $     882,458   $    (208,318)  $   1,090,776

VKER    Van Kampen Enterprise Portfolio --
          capital shares                                        9,833       $     199,421   $     (46,296)  $     245,717

VKS     Van Kampen Strategic Stock Fund -- capital shares      10,007       $     119,679   $      14,404   $     105,275

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
     Metropolitan Series Fund - Janus Midcap Fund
          (46,602 shares at net asset value of
          $23.39 per share; cost $1,516,229)          $   1,090,012

     Metropolitan Series Fund - Russell 2000 Index
          Fund (17,818 shares at net asset value
          of $10.37 per share; cost $218,939)                         $     184,769

     Metropolitan Series Fund - Loomis Sayles High
          Yield Fund (3,559 shares at net asset
          value of $9.00 per share; cost $33,316)                                     $      32,034

     Metropolitan Series Fund - Putnam Large Cap
          Fund (41,872 shares at net asset value
          of $7.30 per share; cost $408,719)                                                          $     305,666

     Metropolitan Series Fund - Putnam International
          Stock Fund (17,201 shares at net asset
          value of $12.39 per share; cost $222,632)                                                                   $     213,123

Receivable from Security First Life Insurance
     Company for purchases                                    1,289                               7             952              60

Other assets                                                  2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS         1,094,124         184,769          32,041         306,618         213,183
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $       3,767   $         583   $         107   $       1,062   $         645

      Payable to Security First Life Insurance
          Company for redemptions                                86             373                              54              93

      Payable to Mutual Funds                                 2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             6,676             956             107           1,116             738
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
         Series JM Accumulation Units                 $   1,513,665
         Series RI Accumulation Units                                 $     217,983
         Series LS Accumulation Units                                                 $      33,216
         Series PL Accumulation Units                                                                 $     408,555
         Series PI Accumulation Units                                                                                 $     221,954

      Accumulated undistributed loss
         Net unrealized depreciation                       (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $      55,280   $      26,150   $           4                   $         626

      Other investment income (expense)                      (1,754)            (83)              6   $       1,037             (17)
                                                      --------------  --------------  --------------  --------------  --------------

                                                             53,526          26,067              10           1,037             609

EXPENSES

      Charges for mortality and expense risk                  5,703             769             108           1,431             881
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            47,823          25,298             (98)           (394)           (272)


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (438,519)        (36,170)         (1,289)        (94,836)         (9,813)
                                                      --------------  --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (390,696)  $     (10,872)  $      (1,387)  $     (95,230)  $     (10,085)
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      47,823   $      25,298   $         (98)  $        (394)  $        (272)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

        Decrease in net assets resulting from
           operations                                      (390,696)        (10,872)         (1,387)        (95,230)        (10,085)

Increase in net assets resulting from capital unit
      transactions                                        1,478,144         194,685          33,321         400,732         222,530
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS         1,087,448         183,813          31,934         305,502         212,445

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                        Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  ----------      --------------  --------------  --------------

 JM        Metropolitan Series Fund -
           Janus Midcap Fund -- capital shares                 46,602       $   1,090,012   $    (426,217)  $   1,516,229

 RI        Metropolitan Series Fund -
           Russell 2000 Index Fund- capital shares             17,818       $     184,769   $     (34,170)  $     218,939

 LS        Metropolitan Series Fund -
           Loomis Sayles High Yield Fund -- capital shares      3,559       $      32,034   $      (1,282)  $      33,316

 PL        Metropolitan Series Fund -
           Putnam Large Cap Fund -- capital shares             41,872       $     305,666   $    (103,053)  $     408,719

 PI        Metropolitan Series Fund -
           Putnam International Stock Fund -- capital shares   17,201       $     213,123   $      (9,509)  $     222,632

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - BASIS OF PRESENTATION

Security First Life Separate Account A (the "Separate Account") was established on May 29, 1980 as a separate account of Security First Life Insurance Company ("Security Life"), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the "Contracts") issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the "Trust"), a Massachusetts business trust, and thirty-nine mutual funds (the "Investment Companies"). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series, and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, Janus Aspen Worldwide Growth Portfolio; Federated: Equity Income Fund II, American Leaders Fund II, High Income Bond Fund II, Growth Strategies Fund II;
AIM: VI Balanced Fund, VI Capital Appreciation Fund, VI Value Fund, VI International Equity Fund; Oppenheimer: Bond Fund, Strategic Bond Fund, Main Street Growth & Income Fund, Money Fund, Small Capital Growth Fund; MFS: New Research Series, New Discovery Series, Growth With Income Series; Van Kampen:
Emerging Growth Portfolio, Enterprise Portfolio, Strategic Stock Fund; and Metropolitan Series Fund: Janus Midcap Fund, Russell 2000 Index Fund, Loomis Sayles High Yield Fund, Putnam Large Cap Fund, Putnam International Stock Fund. The Trust and the Investment Companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into forty-three series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG, JW, FDE, FDA, FDH, FDG, AB, AC, AV, AI, OB, OS, OG, OM, OSM, MFSR, MFSD, MFSG, VKEM, VKER, VKS, JM, RI, LS, PL, and PI relating to investments in each of the Investment Companies, respectively.

All series of the Trust receive administrative services for a fee from Met Investors Advisory Corp. MetLife Distributors, Inc. is the principal underwriter for the Contracts. Security Life, Met Investors Advisory Corp., and MetLife Distributors, Inc. are wholly owned subsidiaries of Security First Group, Inc. ("SFG"), which is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Investment advice is provided to the Security First Trust
T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by BlackRock, Inc.

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers, or such other persons who may from time to time perform services for the Separate Account.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments are carried at fair value, which is determined by multiplying the Investment Companies' shares owned by the Separate Account by the reported net asset value per share of each respective Investment Company. Transactions are recorded on a trade-date basis. Realized investment gains and losses are determined on the average cost basis.

EXPENSES AND CHARGES - The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 CONTRACT TYPE                       ANNUAL RATE    DAILY RATE

         SF 135R2V; SF 224FL; SF 89; SF 234;
             SF 236FL; SF 1700 Contracts                  .89%       .0000244
         SF 228DC Contracts                              1.25%       .0000342
         SF 135R2S Contracts                             1.15%       .0000315
         SF 230; SF 224R1; SF 226R1 Contracts            1.35%       .0000370
         SF 135R2C; SF 137; SF 135PB2 Contracts          1.40%       .0000384

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge ("contract charge") is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge ("CDSC") may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:


             MAXIMUM CONTRACT
              CONTRACT TYPE              CHARGE PER YEAR                        CDSC

          SF 236FL                             $12.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          SF 224FL, SF 1700, SF137             $40.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 6th anniversary.

          SF 224R1, SF 230                        *              Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          Group Form 226R1                     $49.00***         Seven percent of premium received.
                                                                 Terminates after 5th anniversary.

          SF 234                               $29.50            Five percent of premium received.
                                                                 Terminates after 6th anniversary.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)


            MAXIMUM CONTRACT
              CONTRACT TYPE            CHARGE PER YEAR                     CDSC
          SF 89, SF228DC                     $19.50         Five percent of premium received.
                                                            Terminates after 6th anniversary.

          SF 135R2V                            **           None

          SF 135R2S, SF 135R2C,
            SF 135PB2                          **           Based on elapsed time since premium received.
                                                            Terminates on or after 7th anniversary.

          * $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).
          **    Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).
          ***   Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $2,860,854 for the year ended December 31, 2000, and $1,889,180 for the year ended December 31, 1999

INCOME RECOGNITION AND REINVESTMENT - Income is recognized as declared payable by the Investment Companies. All distributions received are reinvested in the Investment Companies.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities; and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts; therefore, the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                       ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------     -----------------  ----------------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                            268,913             28,687             1,108,202           116,478
Series G Accumulation Units                          2,791,588            143,941             3,514,250           184,159
Series FA Accumulation Units                         3,667,468            370,061             3,304,499           342,450
Series FG Accumulation Units                        13,202,458            711,420             5,409,259           299,040
Series FI Accumulation Units                         8,521,248            522,270             4,580,603           289,224
Series FO Accumulation Units                         2,636,723            235,594               570,409            54,053
Series FM Accumulation Units                        19,190,948          2,980,886            22,940,773         3,601,358
Series SU Accumulation Units                           344,387             54,036             1,753,622           283,347
Series AS Accumulation Units                         3,138,448            267,417             2,213,108           189,433
Series SI Accumulation Units                             9,114                789               162,915            12,593
Series FC Accumulation Units                         5,981,345            421,888             3,093,248           201,254
Series FE Accumulation Units                         1,237,672            126,021             2,150,303           214,114
Series SV Accumulation Units                         1,460,991            145,987             2,645,652           234,051
Series PL Accumulation Units                           405,752             87,443                 5,019             1,169
Series JM Accumulation Units                         1,495,497            328,971                17,353             3,935
Series RI Accumulation Units                           194,726             40,083                    41                 9
Series LS Accumulation Units                            33,343              6,680                    22                 4
Series PI Accumulation Units                           224,389             48,190                 1,859               433

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                          1,420,799            145,945             1,256,090           131,964
Series G Accumulation Units                         24,893,051          1,269,434            13,754,709           716,924
Series FA Accumulation Units                        15,231,040          1,537,153             8,883,694           908,991
Series FG Accumulation Units                        44,810,181          2,428,404             6,190,304           350,679
Series FI Accumulation Units                        38,904,517          2,388,357             6,205,567           388,278
Series FO Accumulation Units                           222,856             20,488                65,244             6,017
Series FM Accumulation Units                         4,123,876            639,638             4,687,244           735,604
Series AS Accumulation Units                        14,770,287          1,326,798             1,959,013           188,085
Series SI Accumulation Units                         7,231,046            640,122               631,283            59,097
Series FC Accumulation Units                        33,604,343          2,374,922             6,163,844           455,353

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                      ADDITIONS TO CAPITAL                    DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------      ----------------  ----------------
SF 135R2V;  SF 234; SF 224FL;
-----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                            302,763             14,243             2,612,811           123,079
Series G Accumulation Units                          4,610,246             74,619            37,152,917           612,232
Series T Accumulation Units                          8,664,572            120,054            29,656,749           413,802
Series P Accumulation Units                            336,932             21,707               348,058            22,469
Series I Accumulation Units                          1,951,639            154,144             7,574,899           591,099
Series FA Accumulation Units                         2,009,139            207,529             8,512,796           847,314
Series FG Accumulation Units                        10,196,905            551,468            23,567,613         1,255,476
Series FI Accumulation Units                         7,003,888            435,362            18,923,195         1,148,163
Series FM Accumulation Units                         3,292,892            494,570             5,925,391           858,749
Series NP Accumulation Units                           320,146             58,277               501,104            91,652
Series NG Accumulation Units                           780,737            144,340               310,425            61,097
Series JW Accumulation Units                        12,151,086          1,165,127             3,834,621           381,825
Series FC Accumulation Units                         1,641,997            210,583               624,417            80,928

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                           676,041            112,237             2,096,574           333,683
Series SV Accumulation Units                           899,604             72,880             3,893,449           318,976
Series FM Accumulation Units                            91,913             13,938               305,305            47,047
Series FG Accumulation Units                           177,942              9,814             4,077,730           224,688
Series FO Accumulation Units                           102,372             10,858             1,719,464           178,173

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                            136,149             14,623               379,349            41,474
Series G Accumulation Units                          4,278,230            207,321             7,485,196           366,220
Series FA Accumulation Units                         3,683,067            375,366             5,260,851           538,763
Series FG Accumulation Units                         8,532,317            465,826             5,074,505           279,417
Series FI Accumulation Units                         4,866,134            296,033             1,632,503           100,364
Series FM Accumulation Units                            80,319             12,424               697,200           110,062
Series SU Accumulation Units                           103,055             15,856                14,933             2,447
Series AS Accumulation Units                         1,175,855             99,344               217,922            21,633
Series SI Accumulation Units                         1,069,771             93,208                93,301             8,512
Series FC Accumulation Units                         3,157,798            222,578               517,215            36,961

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                    ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                    $                  UNITS                 $                 UNITS
                                            -------------------   ----------------   -------------------  ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                         1,055,626            148,423                   684                99
Series AB Accumulation Units                         1,179,965            206,185                 4,195               734
Series AV Accumulation Units                         2,076,396            367,450                12,873             2,440
Series AI Accumulation Units                           974,007            152,353                 4,555               780
Series FDE Accumulation Units                          447,750             82,819                 1,474               260
Series FDH Accumulation Units                          270,966             56,216                 9,719             2,031
Series FDA Accumulation Units                          831,217            174,108                20,066             4,210
Series FDG Accumulation Units                          264,718             35,929                22,944             3,587
Series OB Accumulation Units                           302,957             59,191                 1,710               332
Series OG Accumulation Units                         2,043,492            389,120                31,010             5,881
Series OM Accumulation Units                         9,430,947          1,825,019             8,947,039         1,728,335
Series OS Accumulation Units                           178,438             34,363                 2,665               513
Series OSM Accumulation Units                          104,517             13,849                 3,167               471
Series MFSG Accumulation Units                         123,672             24,571                 3,584               698
Series MFSR Accumulation Units                         464,297             76,731                 1,567               247
Series MFSD Accumulation Units                         542,561             69,517                 5,073               712
Series VKEM Accumulation Units                       1,100,588            123,510                14,122             1,811
Series VKER Accumulation Units                         250,625             41,381                10,845             1,700
Series VKS Accumulation Units                          102,086             24,849                 1,473               340
Series FG Accumulation Units                            50,599              2,725
Series FI Accumulation Units                            24,827              1,521
Series SU Accumulation Units                             3,793                595
Series SV Accumulation Units                            16,912              1,690

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135 R2C Contracts
--------------------

Series B Accumulation Units                        3,879,029            399,289           1,585,715            163,843
Series G Accumulation Units                       12,441,049            618,218           5,406,268            268,650
Series FA Accumulation Units                       9,823,853          1,039,438           3,600,547            379,593
Series FG Accumulation Units                      13,473,848            894,265           5,232,744            343,925
Series FI Accumulation Units                      19,143,932          1,258,093           4,441,270            287,988
Series FO Accumulation Units                       1,480,737            161,515             751,710             82,596
Series FM Accumulation Units                      52,982,222          8,590,117          52,900,132          8,583,878
Series SU Accumulation Units                       1,788,192            295,180           2,284,710            375,547
Series AS Accumulation Units                       2,240,131            249,539           2,406,702            266,551
Series SI Accumulation Units                          22,407              2,512             231,912             24,944
Series FC Accumulation Units                       9,716,629            767,106           2,872,054            224,635
Series FE Accumulation Units                       8,675,466            855,982           3,284,229            325,767
Series SV Accumulation Units                       1,572,966            168,225           2,919,113            311,965

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                        2,923,431            300,938           1,549,441            159,625
Series G Accumulation Units                       33,841,436          1,673,965           9,794,270            489,339
Series FA Accumulation Units                      19,796,627          2,090,112           7,139,184            752,840
Series FG Accumulation Units                      40,757,122          2,682,362           9,263,010            610,476
Series FI Accumulation Units                      47,159,909          3,099,999           7,574,931            495,426
Series FO Accumulation Units                         153,249             16,488              28,125              3,087
Series FM Accumulation Units                      15,652,202          2,519,092           8,992,449          1,447,514
Series AS Accumulation Units                      10,228,968            985,125           4,657,435            378,287
Series SI Accumulation Units                       5,325,654            374,060           1,796,934             12,789
Series FC Accumulation Units                      39,446,379          2,742,289           7,218,447            209,333

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135R2V; SF 234; SF 224FL;
----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                        1,390,582             66,162           2,065,942             97,959
Series G Accumulation Units                       18,197,048            287,571          20,791,421            331,437
Series T Accumulation Units                       15,196,288            249,527          16,106,643            263,678
Series P Accumulation Units                          639,600             42,834             373,411             24,908
Series I Accumulation Units                        4,012,394            378,745           4,080,178            385,497
Series FA Accumulation Units                       6,477,222            701,781           4,572,921            495,786
Series FG Accumulation Units                      21,806,968          1,489,062           7,898,788            535,205
Series FI Accumulation Units                      20,545,287          1,373,367           9,748,715            645,282
Series FM Accumulation Units                       5,221,313            824,773           4,118,032            651,395
Series NP Accumulation Units                         527,401             96,062             326,549             59,882
Series NG Accumulation Units                         327,116             72,595             371,918             84,365
Series JW Accumulation Units                       2,357,041            317,601             417,807             57,275
Series FC Accumulation Units                       1,489,583            215,929             251,554             36,043

SF 135R2S Contracts
-------------------

Series FG Accumulation Units                         388,358             26,032           3,705,733            250,339
Series FO Accumulation Units                         619,049             82,227             809,316            102,123
Series FM Accumulation Units                         233,264             37,074             303,533             48,350
Series SU Accumulation Units                       1,520,684            250,248           1,786,012            293,616
Series SV Accumulation Units                         486,520             41,774           3,296,787            281,549

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                          252,701             27,069             393,436             41,952
Series G Accumulation Units                        5,929,107            278,576           7,450,853            349,422
Series FA Accumulation Units                       4,969,669            532,470           5,044,076            537,353
Series FG Accumulation Units                       9,949,143            660,122           5,105,474            333,783
Series FI Accumulation Units                       7,365,528            482,527           3,350,516            216,338
Series FM Accumulation Units                       3,479,589            558,639           2,700,408            433,379
Series SU Accumulation Units                          61,844              9,991               7,946              1,311
Series AS Accumulation Units                         383,568             41,717              49,567              5,213
Series SI Accumulation Units                         394,838             38,591              71,785              7,556
Series FC Accumulation Units                       3,118,505            246,490             352,632             28,519

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                          19,886              3,366
Series AB Accumulation Units                         102,132             19,732
Series AV Accumulation Units                         254,072             46,870              46,619              8,406
Series AI Accumulation Units                          36,471              5,839               7,182              1,012
Series FDE Accumulation Units                         31,361              6,209
Series FDH Accumulation Units                         99,972             20,053              25,170              5,052
Series FDA Accumulation Units                         59,243             12,545                  13                  3
Series FDG Accumulation Units                        129,905             23,320                  16                  2
Series OB Accumulation Units                          11,029              2,197               3,007                601
Series OG Accumulation Units                         143,933             28,584               6,029              1,146
Series OM Accumulation Units                       1,511,091            299,928           1,147,097            227,369
Series OS Accumulation Units                          14,611              2,874               2,006                391
Series OSM Accumulation Units                         44,528              7,316               7,394              1,107
Series MFSG Accumulation Units                        10,041              2,040
Series MFSR Accumulation Units                        18,062              3,276               4,010                707
Series VKEM Accumulation Units                        20,637              2,836               7,330              1,015
Series VKER Accumulation Units                         4,009                687               2,005                344
Series VKS Accumulation Units                          3,009                670
Series FG Accumulation Units                          94,982              6,745
Series FI Accumulation Units                          76,881              4,706
Series SU Accumulation Units                          72,569             11,945
Series SV Accumulation Units                          70,678              7,541

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 2000:

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                           1,033,278         $ 10.26
Series G Accumulation Units                           2,919,929           21.86
Series FA Accumulation Units                          4,778,120            9.56
Series FG Accumulation Units                          4,482,222           16.12
Series FI Accumulation Units                          4,487,695           15.05
Series FO Accumulation Units                          1,080,859            9.43
Series FM Accumulation Units                          1,653,605            6.58
Series SU Accumulation Units                          2,073,711            6.66
Series AS Accumulation Units                          2,258,099            8.56
Series SI Accumulation Units                            111,129            9.80
Series FC Accumulation Units                          3,420,145           13.36
Series FE Accumulation Units                          3,523,619           10.81
Series SV Accumulation Units                          1,724,252            8.66
Series PL Accumulation Units                             86,274            3.54
Series JM Accumulation Units                            325,036            3.35
Series RI Accumulation Units                             40,074            4.59
Series LS Accumulation Units                              6,676            4.78
Series PI Accumulation Units                             47,757            4.45

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                              671,742          10.28
Series G Accumulation Units                            6,361,071          21.91
Series FA Accumulation Units                          10,471,037           9.58
Series FG Accumulation Units                          12,289,987          16.15
Series FI Accumulation Units                          10,754,745          15.07
Series FO Accumulation Units                              76,224           9.45
Series FM Accumulation Units                           2,125,892           6.62
Series AS Accumulation Units                           6,111,440           8.58
Series SI Accumulation Units                           1,857,179           9.81
Series FC Accumulation Units                          12,984,621          13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2V; SF 234; SF 224FL; SF 236FL;
--------------------------------------
SF 1700 Contracts
-----------------

Series B Accumulation Units                             189,805         $ 22.41
Series G Accumulation Units                           1,508,070           68.95
Series T Accumulation Units                           1,495,353           70.01
Series P Accumulation Units                              72,165           15.96
Series I Accumulation Units                           1,308,958           11.00
Series FA Accumulation Units                          2,263,581            9.41
Series FG Accumulation Units                          3,896,687           15.82
Series FI Accumulation Units                          2,713,616           14.95
Series FM Accumulation Units                            673,198            6.80
Series NP Accumulation Units                            275,633            5.59
Series NG Accumulation Units                            317,788            6.24
Series JW Accumulation Units                          1,304,672            8.69
Series FC Accumulation Units                            460,717            7.35

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                          2,825,776            6.69
Series SV Accumulation Units                          3,149,494           10.96
Series FM Accumulation Units                            182,492            6.73
Series FG Accumulation Units                          1,650,710           15.98
Series FO Accumulation Units                          1,270,028            8.14

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                             194,823            9.89
Series G Accumulation Units                           2,370,012           23.05
Series FA Accumulation Units                          4,584,439            9.47
Series FG Accumulation Units                          4,081,062           16.08
Series FI Accumulation Units                          1,864,452           15.13
Series FM Accumulation Units                            268,458            6.64
Series SU Accumulation Units                             35,062            6.68
Series AS Accumulation Units                            231,214            8.58
Series SI Accumulation Units                            188,401            9.81
Series FC Accumulation Units                            861,364           13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                       UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                            151,690          $ 5.93
Series AB Accumulation Units                            225,183            5.41
Series AV Accumulation Units                            403,474            4.90
Series AI Accumulation Units                            156,400            5.27
Series FDE Accumulation Units                            88,768            4.77
Series FDH Accumulation Units                            69,186            4.51
Series FDA Accumulation Units                           182,440            4.93
Series FDG Accumulation Units                            55,660            5.55
Series OB Accumulation Units                             60,455            5.24
Series OG Accumulation Units                            410,678            4.80
Series OM Accumulation Units                            169,243            5.30
Series OS Accumulation Units                             36,333            5.19
Series OSM Accumulation Units                            19,587            6.26
Series MFSG Accumulation Units                           25,912            5.04
Series MFSR Accumulation Units                           79,052            5.45
Series MFSD Accumulation Units                           68,805            7.14
Series VKEM Accumulation Units                          123,520            7.14
Series VKER Accumulation Units                           40,024            4.99
Series VKS Accumulation Units                            25,179            4.75
Series FG Accumulation Units                              9,470           16.12
Series FI Accumulation Units                              6,227           15.05
Series SU Accumulation Units                             12,540            6.66
Series SV Accumulation Units                              9,231            8.66

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 6 - SUBSEQUENT EVENTS

During February 2001, the Trust reorganized and merged its four funds into the Met Investors Series Trust. Consequently, Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series are being merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Fund, Lord Abbett Growth and Income Fund, BlackRock Equity Portfolio, and BlackRock U.S. Government Income Portfolio.

In January 2001, SFG announced that it would cease operations in its current Los Angeles location effective on or about June 30, 2001. Following that date, all services previously provided to Security Life by SFG will be provided at a different location or through MetLife or its subsidiaries.

In February 2001, the name of the Separate Account was changed to MetLife Investors USA Separate Account A.

                                   * * * * * *


SECURITY FIRST LIFE
INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY
OF METROPOLITAN LIFE INSURANCE
COMPANY)

Financial Statements as of and for the Years Ended
December 31, 2000 and 1999 and Independent
Auditors' Report

INDEPENDENT AUDITORS' REPORT

Board of Directors
  Security First Life Insurance Company:

We have audited the accompanying balance sheets of Security First Life Insurance Company (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Los Angeles, California
February 5, 2001

SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


ASSETS                                                 2000              1999

INVESTMENTS:
  Fixed maturities                                   $1,781,383      $1,838,339
  Mortgage loans                                        423,711         352,760
  Policy loans                                           37,908          32,280
  Short-term investments                                 57,927          66,380
  Other investments                                       1,954           1,452
                                                     -----------     -----------

           Total investments                          2,302,883       2,291,211
                                                     -----------     -----------

CASH AND CASH EQUIVALENTS                                   834           2,557

ACCRUED INVESTMENT INCOME                                27,381          33,423

DEFERRED POLICY ACQUISITION COSTS                       164,905         182,734

OTHER ASSETS:
  Assets held in separate accounts                    1,976,874       2,049,335
  Property under capital lease                            7,780           8,360
  Other                                                   9,817           4,297
                                                     -----------     -----------

           Total other assets                         1,994,471       2,061,992
                                                     -----------     -----------

TOTAL ASSETS                                         $4,490,474      $4,571,917
                                                     ===========     ===========

See accompanying notes to financial statements.


----------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                            2000            1999

LIABILITIES:
  Policyholder liabilities                                   $ 2,194,205    $ 2,247,045
  Liabilities related to separate accounts                     1,976,874      2,049,335
  Obligation under capital lease                                  14,377         14,777
  Notes payable to parent                                         35,000         35,000
  Federal income taxes                                            29,014         21,280
  Other                                                            8,992          5,075
                                                             ------------   ------------

           Total liabilities                                   4,258,462      4,372,512
                                                             ------------   ------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value; authorized, issued and
    outstanding - 200,000 shares                                     200            200
  Common stock, $200 par value; authorized - 15,000 shares
    issued and outstanding - 11,000 shares                         2,300          2,300
  Additional paid-in capital                                      48,047         48,047
  Retained earnings                                              182,206        161,266
  Accumulated other comprehensive loss                              (741)       (12,408)
                                                             ------------   ------------

Total stockholder's equity                                       232,012        199,405
                                                             ------------   ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 4,490,474    $ 4,571,917
                                                             ============   ============

See accompanying notes to fiancial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             2000        1999

REVENUES:
  Net investment income                                   $ 168,789   $ 166,907
  Annuity product income                                     39,354      30,282
  Net realized investment gains (losses)                     (7,871)      2,875
                                                          ----------  ----------

           Total revenues                                   200,272     200,064
                                                          ----------  ----------

BENEFITS AND EXPENSES:
  Interest credited to policyholders                        107,576     109,568
  Benefits in excess of policyholder liabilities             10,554       5,451
  Amortization of deferred policy acquisition costs          21,573      23,948
  Operating expenses                                         32,853      30,169
                                                          ----------  ----------

           Total benefits and expenses                      172,556     169,136
                                                          ----------  ----------

INCOME BEFORE INCOME TAX EXPENSE                             27,716      30,928
                                                          ----------  ----------

INCOME TAX EXPENSE:
  Current                                                     1,682       5,706
  Deferred                                                    5,094       3,261
                                                          ----------  ----------

           Total income tax expenses                          6,776       8,967
                                                          ----------  ----------

NET INCOME                                                $  20,940   $  21,961
                                                          ==========  ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                        ACCUMULATED
                                                                ADDITIONAL                                 OTHER          TOTAL
                                       PREFERRED     COMMON      PAID-IN    COMPREHENSIVE    RETAINED   COMPREHENSIVE  STOCKHOLDER'S
                                         STOCK       STOCK       CAPITAL    INCOME (LOSS)    EARNINGS   INCOME (LOSS)     EQUITY
BALANCE AT JANUARY 1, 1999            $     200    $   2,200    $  48,147                   $ 149,305     $  27,930     $ 227,782

Recapitalization                                         100         (100)
Dividend to parent                                                                            (10,000)                    (10,000)
Comprehensive income (loss):
  Net income                                                                  $  21,961        21,961                      21,961
  Other comprehensive loss:
    Unrealized investment losses,
      net of related adjustments
      and income taxes                                                          (40,338)                    (40,338)      (40,338)
                                                                             ----------

        Total comprehensive loss                                              $ (18,377)
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 1999                200        2,300       48,047                     161,266       (12,408)      199,405

Comprehensive income:
  Net income                                                                  $  20,940        20,940                      20,940
  Other comprehensive income:
    Unrealized investment gains,
      net of related adjustments
      and income taxes                                                           11,667                      11,667        11,667
                                                                              ----------

        Total comprehensive income                                            $  32,607
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 2000          $     200    $   2,300    $  48,047                   $ 182,206     $    (741)    $ 232,012
                                      ==========   ==========   ==========                  ==========    ==========    ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000 AND 1999 (Dollars in Thousands)
-------------------------------------------------------------------------------------------------

                                                                             2000         1999

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                              $  20,940    $  21,961
  Adjustments to reconcile net income to net cash provided by operating activities:
    Net realized investment (gains) losses                                    7,871       (2,875)
    Depreciation and amortization                                                             73
    Accretion of discount on investments, net                                (2,122)      (1,402)
    Changes in operating assets and liabilities:
      Accrued investment income                                               6,042        3,063
      Deferred policy acquisition costs                                      (4,465)     (12,664)
      Other assets                                                           (4,681)      (2,800)
      Other liabilities                                                       5,256        1,431
                                                                          ----------   ----------

           Net cash provided by operating activities                         28,841        6,787
                                                                          ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturity securities:
    Purchases                                                              (550,405)    (428,007)
    Sales                                                                   642,074      559,455
  Issuances of mortgage loans                                              (102,024)    (194,759)
  Repayments of mortgage loans                                               31,073        7,166
  Issuance of policy loans, net                                              (5,628)      (3,565)
  Net sale (purchase) of:
    Short-term investments                                                    8,453      (15,860)
    Other investments                                                          (867)         (84)
                                                                          ----------   ----------

           Net cash provided by (used in) investing activities               22,676      (75,654)
                                                                          ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Receipts credited to policyholder accounts                                706,625      764,303
  Amounts returned to policyholders                                        (759,465)    (719,456)
  Reduction of capital lease obligation                                        (400)        (354)
  Dividend paid to parent                                                                (10,000)
                                                                          ----------   ----------

           Net cash provided by (used in) financing activities              (53,240)      34,493
                                                                          ----------   ----------

DECREASE IN CASH AND CASH EQUIVALENTS                                        (1,723)     (34,374)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                  2,557       36,931
                                                                          ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                    $     834    $   2,557
                                                                          ==========   ==========

See accompanying notes to financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION - Security First Life Insurance Company (the "Company") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Effective February 2001, the Company changed its name to MetLife Investors USA Insurance Company and SFG changed its name to MetLife Investors Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis).

      INVESTMENTS - Investments are reported on the following bases:

         FIXED MATURITIES - At fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

         For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

         The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

         MORTGAGE LOANS - At amortized cost, net of valuation allowances, if any, which approximates fair value.

         POLICY LOANS - At unpaid balances, which approximate fair value.

         SHORT-TERM INVESTMENTS - At cost, which approximates fair value.

         OTHER INVESTMENTS - At fair value.

      Realized gains and losses on disposal of investments are determined on a specific identification basis.

      CASH AND CASH EQUIVALENTS - Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

      DEFERRED POLICY ACQUISITION COSTS - Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

      POLICYHOLDER LIABILITIES - Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated at $2,133,958,000 and $2,188,033,000 as of December 31, 2000 and 1999, respectively, assuming all policyholders surrender their policies.

      NOTES PAYABLE - Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

      INCOME TAXES - Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities, and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

      SEPARATE ACCOUNTS - The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

      ANNUITY REVENUES AND BENEFITS - Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges, and administration fees. Benefits in excess of policyholder liabilities consist of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

      ESTIMATES - Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

      NEW ACCOUNTING STANDARDS - Statement of Financial Accounting Standards ("SFAS") SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," is effective for all fiscal years beginning after June 15, 2000. SFAS No. 133, as amended and interpreted, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated in a cash-flow hedge, changes in the fair value of the derivative will be recorded in other comprehensive income ("OCI") and will be recognized in the income statement when the hedged item affects earnings. SFAS No. 133 defines new requirements for designation and documentation of hedging relationships as well as ongoing effectiveness assessments in order to use hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

      The Company expects that at January 1, 2001, it will record $27,446, net of taxes of $14,779, in OCI as a cumulative transition adjustment for derivatives designated in cash flow-type hedges prior to adopting SFAS No. 133.

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, "Accounting for Insurance and Other Enterprises for Insurance Related Assessments." SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company adopted SOP 97-3 effective January 1, 1999. Adoption of SOP 97-3 did not have a material effect on the Company's financial statements.

2.    STATUTORY CAPITAL AND RESTRICTIONS

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The statutory-basis capital and surplus were $142,423,000 and $129,796,000 at December 31, 2000 and 1999, respectively. Statutory-basis net income was $10,537,000 and $17,066,000, respectively, for the years then ended.

      The Company is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 2000, the maximum amount of dividends the Company could pay SFG without prior approval from state insurance regulatory authorities is $19,914,000.

      In December 1999, the Company transferred $100,000 of paid-in capital to common stock to comply with state insurance department requirements. As a result of this transfer, the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

      In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Delaware Insurance Department (the "Department") requires the adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

3.    INVESTMENTS

      Unrealized investment losses reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Unrealized investment losses                      $ (2,768)   $(43,010)
         Less:
          Adjustment for deferred policy acquisition costs   (1,627)    (23,921)
          Deferred income taxes                                (400)     (6,681)
                                                           ---------   ---------

         Net unrealized investment losses                  $   (741)   $(12,408)
                                                           =========   =========

      Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Fixed maturities:
           Gross gains                                     $ 16,816    $  8,885
           Gross losses                                     (24,872)     (6,018)
                                                           ---------   ---------

                                                             (8,056)      2,867

         Mortgage loans -
           Gross gains                                          185

         Other investments -
           Gross gains                                                        8
                                                           ---------   ---------

         Net realized investment gains (losses)            $ (7,871)   $  2,875
                                                           =========   =========

      Proceeds from sales of fixed maturities are $642,074,000 and $559,455,000 in 2000 and 1999, respectively.

      The amortized cost and fair value of fixed maturities as of December 31, 2000 and 1999 are summarized as follows (in thousands):

                                                             GROSS           GROSS
                                              AMORTIZED    UNREALIZED     UNREALIZED        FAIR
         December 31, 2000                      COST         GAINS          LOSSES          VALUE

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    22,065   $     1,297    $      (102)   $    23,260
         Debt securities issued by foreign
           governments                            25,781         1,559           (989)        26,351
         Corporate securities                  1,276,554        18,322        (28,255)     1,266,621
         Mortgage-backed securities              459,740         6,595         (1,184)       465,151
                                             ------------  ------------   ------------   ------------

                                             $ 1,784,140   $    27,773    $   (30,530)   $ 1,781,383
                                             ============  ============   ============   ============

         DECEMBER 31, 1999

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    23,646   $       622    $      (613)   $    23,655
         Debt securities issued by foreign
           governments                            31,525         2,748           (177)        34,096
         Corporate securities                  1,435,111        11,363        (56,600)     1,389,874
         Mortgage-backed securities              391,392         6,878         (7,556)       390,714
                                             ------------  ------------   ------------   ------------

                                             $ 1,881,674   $    21,611    $   (64,946)   $ 1,838,339
                                             ============  ============   ============   ============

      The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 2000, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                      AMORTIZED         FAIR
                                                        COST            VALUE
                                                           (IN THOUSANDS)

         Due in one year or less                    $   39,055       $   39,307
         Due after one year through five years         337,882          340,142
         Due after five years through ten years        530,376          520,299
         Due after ten years                           417,087          416,484
         Mortgage-backed securities                    459,740          465,151
                                                    -----------      -----------

                                                    $1,784,140       $1,781,383
                                                    ===========      ===========

      Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 2000, the Company had no significant concentration of credit risk.

      The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities, which is the Company's estimate of fair value, was $293,837,000 and $275,600,000 at December 31, 2000 and
      1999, respectively. In order to determine the carrying value of private placement securities, the Company uses market values of public securities of similar credit quality, yields, coupon rate, maturity, type of issue, and other market data.

      Mortgage loans are collateralized by properties located throughout the United States. At December 31, 2000, approximately 10 percent and 22 percent of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 2000, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31 are summarized as follows (in thousands):

                                      2000                      1999

         Commercial         $374,552        88 %       $306,264        87 %
         Agricultural         49,159        12 %         46,496        13 %
                            ---------      -----       ---------      -----

                            $423,711       100 %       $352,760       100 %
                            =========      =====       =========      =====

      The carrying amount of policy loans and mortgage loans approximates fair value because the interest rates on these loans approximate market rates.

      The Company's short-term balances are invested in the Metropolitan Money Market Pool (the "Pool"), which is managed by MetLife for the benefit of its subsidiaries. The Pool invests solely in instruments having a maturity of one year or less. At December 31, 2000 and 1999, the interest rates on the Pool were 6.56 percent and 5.80 percent, respectively.

      The Company has entered into two interest-rate cap agreements with large counterparties for the purpose of minimizing exposure to fluctuations in interest rates in its policyholder liabilities. An interest-rate cap is a contract whereby one party agrees to pay a premium at the inception of the contract in exchange for the assumption of risk that the market interest rate will exceed the cap rate.

      Under the first interest-rate cap agreement, which expires February 9, 2001, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year Constant Maturity Treasury Rate exceeds the interest-rate cap of 7.90 percent applied to the notional amount of $250,000,000. The 5-year Constant Maturity Treasury Rate was 4.99 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $225.

      Under the second interest-rate cap agreement which expires December 14, 2003, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year International Swaps and Derivative Association Swap Rate exceeds the interest-rate cap of 9.85 percent applied to the notional amount of $120,000,000. The 5-year International Swaps and Derivative Association Swap Rate was 5.98 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $42,000.

      Any income or expense from the interest-rate caps is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract. The Company is exposed to a potential loss in the event of non-performance by one of the counterparties, although such non-performance is not anticipated.

      The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

      At December 31, 2000, investment securities having an amortized cost of $5,535,000 were on deposit with various states in accordance with state insurance department requirements.

      Investment income by major category of investment is summarized as follows (in thousands):

                                                      2000               1999

         Fixed maturities                          $ 139,283          $ 148,693
         Mortgage loans                               29,301             19,332
         Policy loans                                  1,535              1,806
         Short-term investments                        2,648              2,413
         Other investments                             1,030                303
                                                   ----------         ----------

                                                     173,797            172,547
         Investment expenses                          (5,008)            (5,640)
                                                   ----------         ----------

         Net investment income                     $ 168,789          $ 166,907
                                                   ==========         ==========

      The Company has no significant amounts of non-income producing investments.

4.    NOTES PAYABLE

      Notes payable consist of the following as of December 31, 2000 and 1999 (in thousands):

                                                                   2000         1999

         Surplus note due to SFG, 5% annual interest payable
           monthly, principal payable upon regulatory approval    $25,000     $25,000

         Surplus note due to SFG, interest based on LIBOR plus
           .75%, interest payable monthly, principal payable
           upon regulatory approval (6.56% at December 31, 2000)   10,000      10,000
                                                                  --------    --------

                                                                  $35,000     $35,000
                                                                  ========    ========

      There are no principal payments due on the notes payable during the next five years.

      Interest paid by the Company totaled $1,970,000 in 2000 and $1,063,000 in 1999.

5.    INCOME TAXES

      The liability for federal income taxes includes deferred taxes of $30,261,000 and $18,771,000 at December 31, 2000 and 1999, respectively.
      Significant components of these deferred taxes are as follows (in thousands):


                                                           2000          1999

         Deferred tax liabilities:
           Deferred policy acquisition costs             $54,979        $53,995
           Fixed maturities                                1,200
           Other assets                                    2,930          3,167
                                                         --------       --------
           Total deferred tax liabilities                 59,109         57,162
                                                         --------       --------

         Deferred tax assets:
           Policyholder liabilities                        7,586         11,557
           Liabilities for separate accounts              15,933         17,259
           Fixed maturities                                    -          4,111
           Other liabilities                               5,032          5,172
           Other, net                                        297            292
                                                         --------       --------

           Total deferred tax assets                      28,848         38,391
                                                         --------       --------

         Net deferred tax liabilities                    $30,261        $18,771
                                                         ========       ========


      Income taxes paid by the Company were $5,437,000 in 2000 and $5,225,000 in 1999.

      The following is a reconciliation of the federal income tax at the statutory rate of 35 percent with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                            2000          1999

         Federal income tax at 35%                       $ 9,701        $10,825
         Dividends received deduction                     (4,123)        (1,444)
         Other                                             1,198           (414)
                                                         --------       --------

         Provision for income tax expense                $ 6,776        $ 8,967
                                                         ========       ========

6.    CAPITAL LEASE

      Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

      The property under capital lease is net of accumulated amortization of $9,641,000 in 2000 and $9,061,000 in 1999. Lease amortization expense was $580,000 in 2000 and 1999.

      The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,709,000 and $1,694,000 for the years ended December 31, 2000 and 1999, respectively. Future payments under the lease are as follows (in thousands):

         2001                                                        $  2,166
         2002                                                           2,166
         2003                                                           2,166
         2004                                                           2,166
         2005                                                           2,166
         Thereafter                                                    18,221
                                                                     ---------

         Total minimum rental payments                                 29,051
         Amount representing interest                                 (14,674)
                                                                     ---------

         Present value of minimum rental payments                    $ 14,377
                                                                     =========


7.    RELATED PARTY TRANSACTIONS

      The Company has marketing and administrative agreements with SFG under which SFG provides most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487,000 and $58,595,000 for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

      The Company has management agreements with SFG under which the latter provides certain personnel, administrative services, and office space. Amounts incurred under these agreements were $3,823,000 in 2000 and 1999.

      The Company has marketing and administrative agreements with MetLife under which the latter provides certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802,000 in 2000 and $7,405,000 in 1999.

      The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,466,000 and $5,681,000 were paid in 2000 and 1999, respectively, pursuant to these agreements.

      In June 1999, the Company paid a dividend of $10,000,000 to its parent.

8.    OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                           ---------------------
                                                                              2000       1999

         Holding gains (losses) on investments arisingduring the year      $ 10,078    $(59,183)
         Income tax effect on holding losses (gains)                         (3,527)     20,714
         Reclassification adjustments:
           Realized losses (gains) on investments included in net income      7,871      (2,875)
           Income tax effect of realized gains (losses)                      (2,755)      1,006
                                                                           ---------   ---------

         Net unrealized investment gains (losses)                          $ 11,667    $(40,338)
                                                                           =========   =========


9.    SUBSEQUENT EVENTS

      In January 2001, SFG announced that it would cease operations in its current Los Angeles location, effective on or about June 30, 2001. Following that date, all services previously provided to the Company by SFG will be provided at a different location or through MetLife or its subsidiaries.

                                   * * * * * *
                                     - 16 -